                  AIM V.I. BASIC VALUE FUND - SERIES II SHARES

AIM V.I. BASIC VALUE FUND LAUNCHES WELL IN TOUGH MARKET


HOW DID THE FUND PERFORM SINCE ITS INCEPTION?
AIM V.I. Basic Value Fund Series II Shares were launched during a period of market volatility, economic weakness and geopolitical upheaval. Despite these tense times, they performed well, returning 2.58% from inception on September 10, 2001 through December 31, 2001. Because the shares have been offered for less than one year, this return is cumulative total return that has not been annualized. The fund performed so strongly in part because of renewed confidence that the economy, in recession for most of 2001, would rebound in 2002.

WHAT WERE MARKET CONDITIONS LIKE DURING THE FISCAL YEAR?
Stock markets struggled early in the year through a continuation of the worst downturn since 1973-74. Market declines were driven by weakness in the United States economy, which officially entered a recession in March 2001. But the worst was yet to come as terrorists attacked the U.S. on September 11. U.S. stock markets closed for the remainder of the week following the attacks. When they reopened, stocks suffered one of the sharpest declines on record. Prices stabilized and began to move higher before year-end as optimism grew for a resumption of economic growth in 2002.
    Against the backdrop of a slowing economy, the Federal Reserve Board lowered short-term interest rates 11 times during the year. These interest rate reductions began early in 2001 and continued throughout the year. At year-end, the overnight fed funds rate was 1.75%, the lowest in 40 years.

HOW DID 2001 TREAT MANAGERS USING YOUR STYLE?
H&R Block was the classic basic value investment for the fund during 2001 because of its price and potential for growth. The firm proved to be a good investment in a company with a strong franchise, high return on invested capital, powerful cash flow and good management. Industries that contributed to positive fund performance were industrials, information technology and utilities. Industries that dragged down fund performance included financials, personal computers and retail chains.
    AIM V.I. Basic Value Fund continues to be managed to deliver performance in a variety of market environments.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
We continued to emphasize long-term capital growth by investing in stocks of undervalued large and mid-size companies with the potential for growth. We seek companies with positive business fundamentals selling at attractive valuations. Stocks selected will offer at least 50% appreciation potential over a 2-3 year investment horizon. Additionally, the fund pursues a strategy of diversifying the portfolio across a wide variety of industries and market exposure to minimize risk.

FUND AT A GLANCE

AIM V.I. Basic Value Fund is for shareholders who seek long-term growth of capital by investing in stocks of companies that are undervalued in relation to long-term earning power or other factors.

INVESTMENT STYLE: (Applies intrinsic value discipline to identify temporarily undervalued large- and mid-cap stocks.)
o   Lower volatility strategy may provide reduced risk and downside protection
o Focuses on stable businesses, taking advantage of investor overreaction to negative news

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

======================================================================================================
TOP 10 HOLDINGS                                           TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------
 1.  H&R Block Inc.                             3.7%       1.  Diversified Financial Services     7.6%

 2.  Waste Management, Inc.                     3.6        2.  Banks                              7.3

 3.  Bank of America Corp.                      3.0        3.  Property & Casualty Insurance      5.9

 4.  Tyco International Ltd.(Bermuda)           2.9        4.  Oil & Gas Drilling                 5.9

 5.  Gap Inc.(The)                              2.6        5.  Data Processing Services           5.7

 6.  Computer Associates International, Inc.    2.6        6.  Diversified Commercial Services    5.4

 7.  Kroger Co.(The)                            2.6        7.  Managed Health Care                4.0

 8.  Interpublic Group of Cos., Inc.(The)       2.6        8.  Building Products                  4.0

 9.  J.P. Morgan Chase & Co.                    2.5        9.  Environmental Services             3.6

10.  Ceridian Corp.                             2.4       10.  Systems Software                   3.6

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.

======================================================================================================

                  AIM V.I. BASIC VALUE FUND - SERIES II SHARES

    The year 2001 was volatile, with many fits and starts as markets vacillated in their reactions to the nation's economic currents. We attempted to take advantage of opportunities created by the high volatility.
    As we exited 2001, it appeared that economic growth may be poised to resume. Lower interest rates, a boom in mortgage refinancing, and lower energy costs are expected to contribute to economic growth during 2002. We have been watching for emerging signs of earnings growth that would be driven by a rebounding economy.

CAN YOU DISCUSS SOME OF THE FUND'S HOLDINGS?
H&R BLOCK - Operating from more than 10,000 locations, the company serves nearly 20 million U.S. taxpayers. H&R Block also sells tax-preparation software, provides mortgage services, and offers investment advice, financial planning, and brokerage services. Its RSM McGladrey subsidiary provides accounting and consulting services to mid-sized businesses. The company also has tax operations in Canada, Australia, and the U.K.

WASTE MANAGEMENT - Waste Management, formerly USA Waste Services, is at the top of the U.S. solid-waste industry. The company serves about 27 million municipal, business and residential customers in the US, Canada and Mexico. It has a network of landfills and collection operations, as well as waste transfer, disposal, and recycling services.

BANK OF AMERICA - Bank of America, the #3 bank in the U.S., is the nation's first coast-to-coast bank. The company boasts some 4,500 retail branches in 21 states, claiming market share leadership in California, Florida, and Texas.

WHAT WERE CONDITIONS AT THE CLOSE OF THE FISCAL YEAR?
As the year ended, the economic outlook remained uncertain. Optimism about a resumption of economic growth--in part a result of the successes during the war in Afghanistan--was beginning to influence markets. And positive economic news was again appearing.
    The gross domestic product's contraction in the third quarter at an annual rate of 1.3% (the worst in 10 years), plus an annual jump in unemployment by 1.8 percentage points seemed to mark the low point of the economic recession.
    For example, the Institute for Supply Management (ISM) reported the manufacturing sector expanded dramatically in December. The ISM Index rose nearly four points in December after 17 consecutive months of contraction. U.S. consumer confidence rose to 93.7 points, up from 84.9 points in November. And U.S. new home sales were up in November, as were sales of resale homes. It has traditionally taken about one year for interest rate cuts by the Federal Reserve Board to begin to affect the economy, and it appears we were at that point when the fiscal year closed.
    Stocks were favorably priced, and considerable cash remained in lower-returning money market funds that could be redeployed back into equities. Many observers had begun to anticipate recovery for both the economy and the stock market.

    The performance figures shown here, which represent AIM V.I. Basic Value Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would lower the total return. The fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so fund shares (when redeemed) may be worth more or less than their original cost.
    Because the AIM V.I. Basic Value Fund is less than one year old, performance is cumulative and has not been annualized.
    Had fees and expenses not been waived returns would have been lower.
    DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
    Past performance cannot guarantee comparable future results.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                           MARKET
                                               SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.95%

ADVERTISING-2.61%

Interpublic Group of Cos., Inc. (The)           17,800   $   525,812
====================================================================

ALUMINUM-1.52%

Alcoa Inc.                                       8,600       305,730
====================================================================

APPAREL RETAIL-2.64%

Gap, Inc. (The)                                 38,150       531,811
====================================================================

BANKS-7.31%

Bank of America Corp.                            9,750       613,762
--------------------------------------------------------------------
Bank One Corp.                                  10,100       394,405
--------------------------------------------------------------------
FleetBoston Financial Corp.                     12,750       465,375
====================================================================
                                                           1,473,542
====================================================================

BUILDING PRODUCTS-3.99%

American Standard Cos. Inc.(a)                   5,850       399,145
--------------------------------------------------------------------
Masco Corp.                                     16,500       404,250
====================================================================
                                                             803,395
====================================================================

CONSUMER ELECTRONICS-1.70%

Koninklijke (Royal) Phillips Electronics
  N.V.-ADR (Netherlands)                        11,750       342,042
====================================================================

DATA PROCESSING SERVICES-5.70%

Ceridian Corp.(a)                               25,800       483,750
--------------------------------------------------------------------
Certegy Inc.(a)                                  7,150       244,673
--------------------------------------------------------------------
First Data Corp.                                 5,350       419,707
====================================================================
                                                           1,148,130
====================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.44%

Equifax Inc.                                     2,950        71,242
--------------------------------------------------------------------
H&R Block, Inc.                                 16,500       737,550
--------------------------------------------------------------------
IMS Health Inc.                                 14,700       286,797
====================================================================
                                                           1,095,589
====================================================================

DIVERSIFIED FINANCIAL SERVICES-7.63%

Citigroup Inc.                                   8,400       424,032
--------------------------------------------------------------------
Freddie Mac                                      7,200       470,880
--------------------------------------------------------------------
J.P. Morgan Chase & Co.                         13,600       494,360
--------------------------------------------------------------------
Stilwell Financial, Inc.                         5,450       148,349
====================================================================
                                                           1,537,621
====================================================================

ELECTRIC UTILITIES-2.56%

Edison International(a)                          5,700        86,070
--------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                    4,550       118,755
--------------------------------------------------------------------
PG&E Corp.(a)                                   16,150       310,726
====================================================================
                                                             515,551
====================================================================

                                                           MARKET
                                               SHARES       VALUE

EMPLOYMENT SERVICES-1.26%

Robert Half International Inc.(a)                9,550   $   254,985
====================================================================

ENVIRONMENTAL SERVICES-3.63%

Waste Management, Inc.                          22,900       730,739
====================================================================

FOOD RETAIL-2.62%

Kroger Co. (The)(a)                             25,300       528,011
====================================================================

GENERAL MERCHANDISE STORES-2.17%

Target Corp.                                    10,650       437,182
====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.04%

McKesson Corp.                                   5,600       209,440
====================================================================

HEALTH CARE FACILITIES-0.73%

Health Management Associates, Inc.-Class A(a)    8,050       148,120
====================================================================

HOTELS-1.24%

Starwood Hotels & Resorts Worldwide, Inc.        8,350       249,247
====================================================================

INDUSTRIAL CONGLOMERATES-2.85%

Tyco International Ltd. (Bermuda)                9,750       574,275
====================================================================

INDUSTRIAL GASES-1.28%

Air Products & Chemicals, Inc.                   5,500       258,005
====================================================================

INDUSTRIAL MACHINERY-1.55%

Parker-Hannifin Corp.                            6,800       312,188
====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.95%

AT&T Corp.                                      10,550       191,377
====================================================================

LEISURE PRODUCTS-1.67%

Mattel, Inc.                                    19,550       336,260
====================================================================

LIFE & HEALTH INSURANCE-2.34%

Prudential Financial, Inc.(a)                    3,250       107,867
--------------------------------------------------------------------
UnumProvident Corp.                             13,750       364,513
====================================================================
                                                             472,380
====================================================================

MANAGED HEALTH CARE-4.02%

Anthem, Inc.(a)                                  4,650       230,175
--------------------------------------------------------------------
CIGNA Corp.                                      3,550       328,908
--------------------------------------------------------------------
UnitedHealth Group Inc.                          3,550       251,234
====================================================================
                                                             810,317
====================================================================

MOVIES & ENTERTAINMENT-1.72%

Walt Disney Co. (The)                           16,750       347,060
====================================================================

OIL & GAS DRILLING-5.86%

ENSCO International Inc.                        18,450       458,483
--------------------------------------------------------------------
Nabors Industries, Inc.(a)                       7,050       242,027
--------------------------------------------------------------------
Transocean Sedco Forex Inc.                     14,200       480,244
====================================================================
                                                           1,180,754
====================================================================

                           AIM V.I. BASIC VALUE FUND

                                                           MARKET
                                               SHARES       VALUE

OIL & GAS EQUIPMENT & SERVICES-2.26%

Weatherford International, Inc.(a)              12,200   $   454,572
====================================================================

PAPER PRODUCTS-1.59%

International Paper Co.                          7,950       320,783
====================================================================

PROPERTY & CASUALTY INSURANCE-5.87%

ACE Ltd. (Bermuda)                               8,300       333,245
--------------------------------------------------------------------
MGIC Investment Corp.                            3,500       216,020
--------------------------------------------------------------------
Radian Group Inc.                                7,500       322,125
--------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                3,400       310,624
====================================================================
                                                           1,182,014
====================================================================

RESTAURANTS-1.70%

Tricon Global Restaurants, Inc.(a)               6,950       341,940
====================================================================

SEMICONDUCTOR EQUIPMENT-0.85%

Novellus Systems, Inc.(a)                        4,350       171,608
====================================================================

SEMICONDUCTORS-0.74%

Altera Corp.(a)                                  7,050       149,601
====================================================================

                                                           MARKET
                                               SHARES       VALUE

SYSTEMS SOFTWARE-3.58%

BMC Software, Inc.(a)                           11,750   $   192,348
--------------------------------------------------------------------
Computer Associates International, Inc.         15,350       529,422
====================================================================
                                                             721,770
====================================================================

TELECOMMUNICATIONS EQUIPMENT-1.33%

Motorola, Inc.                                  17,900       268,858
====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $17,893,619)                        18,930,709
====================================================================

MONEY MARKET FUNDS-9.12%

STIC Liquid Assets Portfolio(b)                919,315       919,315
--------------------------------------------------------------------
STIC Prime Portfolio(b)                        919,315       919,315
====================================================================
    Total Money Market Funds (Cost
      $1,838,630)                                          1,838,630
====================================================================
TOTAL INVESTMENTS-103.07% (Cost $19,732,249)              20,769,339
====================================================================
OTHER ASSETS LESS LIABILITIES-(3.07%)                       (618,489)
====================================================================
NET ASSETS-100.00%                                       $20,150,850
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost $19,732,249)  $20,769,339
------------------------------------------------------------
Receivables for:
  Investments sold                                    38,849
------------------------------------------------------------
  Fund shares sold                                   533,494
------------------------------------------------------------
  Dividends                                           17,758
------------------------------------------------------------
Investment for deferred compensation plan              1,093
============================================================
    Total assets                                  21,360,533
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,185,785
------------------------------------------------------------
  Fund shares reacquired                               7,919
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued administrative services fees                   3,778
------------------------------------------------------------
Accrued distribution fees                                225
------------------------------------------------------------
Accrued transfer agent fees                              266
------------------------------------------------------------
Accrued operating expenses                            10,617
============================================================
    Total liabilities                              1,209,683
============================================================
Net assets applicable to shares outstanding      $20,150,850
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $19,637,830
____________________________________________________________
============================================================
Series II                                        $   513,020
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           1,915,667
____________________________________________________________
============================================================
Series II                                             50,040
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     10.25
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     10.25
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the period September 10, 2001
(Date operations commenced) to December 31, 2001


INVESTMENT INCOME:

Dividends                                         $   31,023
------------------------------------------------------------
Dividends from affiliated money market funds           5,821
------------------------------------------------------------
Interest                                               3,180
============================================================
    Total investment income                           40,024
============================================================

EXPENSES:

Advisory fees                                         18,656
------------------------------------------------------------
Administrative services fees                          19,397
------------------------------------------------------------
Custodian fees                                         9,460
------------------------------------------------------------
Distribution fees -- Series II                           375
------------------------------------------------------------
Transfer agent fees                                      921
------------------------------------------------------------
Trustees' fees                                         1,977
------------------------------------------------------------
Printing                                               7,411
------------------------------------------------------------
Professional fees                                      9,386
============================================================
    Total expenses                                    67,583
============================================================
Less: Fees waived & expenses reimbursed              (34,607)
============================================================
    Net expenses                                      32,976
============================================================
Net investment income                                  7,048
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (112,647)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            1,037,090
------------------------------------------------------------
Net gain from investment securities                  924,443
============================================================
Net increase in net assets resulting from
  operations                                      $  931,491
____________________________________________________________
============================================================

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period September 10, 2001 (Date operations commenced) to December 31,
2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income                                         $     7,048
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (112,647)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    1,037,090
===========================================================================
    Net increase in net assets resulting from operations            931,491
===========================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (18,751)
---------------------------------------------------------------------------
  Series II                                                            (380)
---------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       18,738,090
---------------------------------------------------------------------------
  Series II                                                         500,400
===========================================================================
    Net increase in net assets                                   20,150,850
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $20,150,850
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $19,227,129
---------------------------------------------------------------------------
  Undistributed net investment income                                  (722)
---------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (112,647)
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                1,037,090
===========================================================================
                                                                $20,150,850
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on September 10, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $11,361 and shares of beneficial interest decreased by $11,361 due to differing book/tax treatments of organizational expenses. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had a capital loss carryforward of $4,100 which expires December 31, 2009. As of December 31, 2001 the Fund has a post-October capital loss deferral of $105,400 which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the

                           AIM V.I. BASIC VALUE FUND

Fund's average daily net assets, plus $0.70% of the next $500 million of the Fund's average daily net assets, plus 0.675% of the next $500 million of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $18,656 and reimbursed fees of $15,801.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid AIM $19,397 of which AIM retained $15,616 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $630 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of up to 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributions has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Series II shares paid AIM Distributors $225 as compensation under the Plan. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $150.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

Distributions paid from
  Ordinary income                                $19,131
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $    371
--------------------------------------------------------
Capital loss carryforward                         (4,100)
--------------------------------------------------------
Unrealized appreciation                          927,450
========================================================
                                                $923,721
________________________________________________________
========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, and other deferrals.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 10, 2001 (date operations commenced) through December 31, 2001 was $18,281,408 and $275,142, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                        $1,229,103
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (195,160)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,033,943
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $19,735,396.

                           AIM V.I. BASIC VALUE FUND

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                        2001
                                                              ------------------------
                                                               SHARES        AMOUNT
                                                              ---------    -----------
Sold:
  Series I                                                    1,956,344    $19,139,289
--------------------------------------------------------------------------------------
  Series II                                                      50,002        500,020
======================================================================================
Issued as reinvestment of dividends:
  Series I                                                        1,886         18,751
--------------------------------------------------------------------------------------
  Series II                                                          38            380
======================================================================================
Reacquired:
  Series I                                                      (42,563)      (419,950)
======================================================================================
                                                              1,965,707    $19,238,490
______________________________________________________________________________________
======================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                  SERIES II
                                                              SEPTEMBER 10, 2001
                                                               (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2001
                                                              ------------------
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.26
================================================================================
    Total from investment operations                                  0.26
================================================================================
Less distributions from net investment income                        (0.01)
================================================================================
Net asset value, end of period                                      $10.25
________________________________________________________________________________
================================================================================
Total return(a)                                                       2.58%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  513
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.44%(b)
--------------------------------------------------------------------------------
  Without fee waivers                                                 2.88%(b)
================================================================================
Ratio of net investment income to average net assets                  0.12%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                  4%
________________________________________________________________________________
================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $484,611.

                           AIM V.I. BASIC VALUE FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Basic Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Basic Value Fund, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                           AIM V.I. BASIC VALUE FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                           AIM V.I. BASIC VALUE FUND

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND                              INVESTMENT ADVISOR        DISTRIBUTOR                AUDITORS
11 Greenway Plaza                               A I M Advisors, Inc.      A I M Distributors, Inc.   Tait, Weller & Baker
Suite 100                                       11 Greenway Plaza         11 Greenway Plaza          8 Penn Center Plaza
Houston, TX 77046                               Suite 100                 Suite 100                  Suite 800
                                                Houston, TX 77046         Houston, TX 77046          Philadelphia, PA 19103

COUNSEL TO THE FUND                             COUNSEL TO THE TRUSTEES   TRANSFER AGENT             CUSTODIAN
Foley & Lardner                                 Kramer, Levin, Naftalis   A I M Fund Services, Inc.  State Street Bank and
3000 K N.W., Suite 500                          & Frankel LLP             P.O. Box 4739              Trust Company
Washington, D.C. 20007                          919 Third Avenue          Houston, TX 77210-4739     225 Franklin Street
                                                New York, NY 10022                                   Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 100% is eligible for the dividends received deduction for corporations.

                           AIM V.I. BASIC VALUE FUND

              AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES

FUND CONTENDS WITH TERRORIST ATTACKS, MARKET DROP

DISTURBING EVENTS JOLTED THE WORLD AS 2001 DREW TO A CLOSE. HOW DID AIM V.I. CAPITAL APPRECIATION FUND SERIES II SHARES PERFORM?
Despite the threat of terrorism, an economy in recession and a volatile stock market, AIM V.I. Capital Appreciation Fund Series II Shares posted a positive return. From their inception on August 21, 2001, through December 31, 2001, the Series II Shares returned 1.94%. Over the same period, the S&P 500 returned -0.86%.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?
The terrorist attacks of September 11 compounded an already difficult situation for stock markets. Even before the attacks, major stock market indexes had been declining for more than a year. Concern over deteriorating corporate earnings, a slowing economy and rising unemployment caused key market indexes to drop. Company after company reported declining earnings as the economy dipped into recession.
    However, stocks shook off the effects of the terrorist attacks and rallied in the fourth quarter of 2001. During that quarter, the Federal Reserve Board (the Fed) approved its ninth, 10th and 11th interest rate cuts of 2001, reducing the key federal funds rate to 1.75%--its lowest level in decades. Additionally, the United States and its allies took military action against terrorism.
    Growth stocks, which had underperformed value stocks by a wide margin for more than a year, rallied in the fourth quarter as Fed rate cuts raised the prospects for increased corporate profitability. Growth stocks significantly outperformed value stocks.

HOW WAS THE FUND POSTIONED?
At the close of the reporting period, the fund had considerable exposure to the information technology, consumer-discretionary, financial and health care sectors. The fund's information technology and consumer-discretionary holdings performed particularly well for the fund. Within the tech sector, semiconductor stocks were strong performers in the fourth quarter. These stocks rallied as semiconductor companies benefited from falling inventories and increased demand for their products. Projections that Americans would have more money to spend because of tax cuts and declining energy costs made consumer-discretionary stocks, which include many retailers, hotels, automobiles, media and other industries, more attractive to investors.
    The fund's health care holdings detracted from performance as investors sold stocks in this sector as the economy showed signs of improvement. We decreased the fund's exposure to financial stocks, taking profits in this sector.
    In anticipation of an improved market environment, we shifted more of the fund's assets into the stocks of companies expected to experience strong revenue/earnings growth. These stocks have the potential to boost fund performance. The fund also had "core growth" holdings--the stocks of well-established companies with long-term records of above-average earnings growth--to help reduce volatility.

WHAT WERE SOME OF THE TOP HOLDINGS IN THE PORTFOLIO?
o Microsoft, the world's leading software company, provides a wide range of software and services. The company, which has reached a tentative settlement with the U.S. government in an antitrust case, has expanded into travel services, interactive television and video game consoles.
o Fiserv is a top provider of data-processing and business-support services for more than 10,000 financial institutions, including banks, credit unions and insurance companies.

FUND AT A GLANCE

AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average long-term growth in earnings and have excellent prospects for future growth.

INVESTMENT STYLE: Growth (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)
o   Invests in companies with strong earnings growth potential
o   Can invest across the entire market capitalization spectrum

              AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES

o Goldman Sachs is a leader in investment banking with more than 40 offices worldwide.
o American International Group (AIG) is one of the world's largest insurance companies, with operations in more than 130 countries.
o Lowe's is the nation's second-leading home improvement chain, with more than 600 outlets in nearly 40 states.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE YEAR?
At the close of 2001, the situation was uncertain for markets. The nation's gross domestic product (GDP) contracted at an annual rate of 1.3% in the third quarter of 2001, its most dramatic decline in 10 years, and the nation's unemployment rate jumped from 4.9% to 5.8% between August and December. These and other factors, combined with continuing concerns about terrorism, caused markets to be volatile.
    There were positive signs, however. Consumer confidence began to rebound toward the end of the year. Holiday sales, while not robust, were better than expected. Inflation remained low and oil prices were dropping, reducing fuel costs for corporations and consumers.

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

===============================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------------------------
 1.  Microsoft Corp.                            4.1%             1.  Diversified Financial Services       10.8%

 2.  Fiserv, Inc                                3.2              2.  Pharmaceuticals                       6.2

 3.  Goldman Sachs Group, Inc.(The)             2.3              3.  Semiconductors                        5.5

 4.  American International Group, Inc.         2.2              4.  Systems Software                      4.1

 5.  Lowe's Cos., Inc.                          2.1              5.  Data Processing Services              4.0

 6.  Kohls Corp.                                2.0              6.  Advertising                           3.9

 7.  Pfizer, Inc.                               2.0              7.  Specialty Stores                      3.8

 8.  Bed Bath and Beyond Inc.                   2.0              8.  Semiconductor Equipment               3.6

 9.  Morgan Stanley Dean Witter & Co.           1.9              9.  IT Consulting & Services              3.6

10.  Omnicom Group Inc.                         1.9             10.  Computer Hardware                     3.4

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security

===============================================================================================================

    The performance figures, which represent AIM V.I. Capital Appreciation Fund, Series II Shares; are not intended to reflect actual annuity values, and they do not reflect charges at the separate-account level, and these charges would reduce total return. The performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate so fund shares, when redeemed, may be worth more or less than their original cost. Investing in small and mid-size companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.
    Because Series II Shares are less than a year old, total return is cumulative total return that has not been annualized.
    The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

    PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
    PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS AND OTHER EQUITY
  INTERESTS-98.09%

ADVERTISING-3.92%

Interpublic Group of Cos., Inc. (The)             192,900   $    5,698,266
--------------------------------------------------------------------------
Lamar Advertising Co.(a)                          434,000       18,375,560
--------------------------------------------------------------------------
Omnicom Group Inc.                                241,100       21,542,285
==========================================================================
                                                                45,616,111
==========================================================================

AEROSPACE & DEFENSE-2.35%

General Dynamics Corp.                             74,200        5,909,288
--------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               87,800        7,902,000
--------------------------------------------------------------------------
Lockheed Martin Corp.                             289,400       13,506,298
==========================================================================
                                                                27,317,586
==========================================================================

AIR FREIGHT & COURIERS-0.43%

FedEx Corp.(a)                                     96,200        4,990,856
==========================================================================

APPAREL RETAIL-1.80%

Ross Stores, Inc.                                 144,700        4,641,976
--------------------------------------------------------------------------
Talbots, Inc. (The)                               128,600        4,661,750
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              292,200       11,647,092
==========================================================================
                                                                20,950,818
==========================================================================

APPLICATION SOFTWARE-3.17%

Cadence Design Systems, Inc.(a)                   144,700        3,171,824
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           192,900        4,371,114
--------------------------------------------------------------------------
Electronic Arts Inc.(a)                           144,700        8,674,765
--------------------------------------------------------------------------
Intuit Inc.(a)                                    482,300       20,623,148
==========================================================================
                                                                36,840,851
==========================================================================

BROADCASTING & CABLE TV-3.22%

Clear Channel Communications, Inc.(a)             120,600        6,139,746
--------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          385,800       13,888,800
--------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    197,600        5,038,800
--------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          306,800       12,413,128
==========================================================================
                                                                37,480,474
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.29%

CDW Computer Centers, Inc.(a)                     186,100        9,995,431
--------------------------------------------------------------------------
Circuit City Stores-Circuit City Group            191,100        4,959,045
==========================================================================
                                                                14,954,476
==========================================================================

COMPUTER HARDWARE-3.43%

Dell Computer Corp.(a)                            385,800       10,486,044
--------------------------------------------------------------------------
International Business Machines Corp.             144,700       17,502,912
--------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                         964,500       11,901,930
==========================================================================
                                                                39,890,886
==========================================================================

CONSUMER FINANCE-1.79%

Capital One Financial Corp.                       168,800        9,106,760
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
CONSUMER FINANCE-(CONTINUED)

Countrywide Credit Industries, Inc.               120,600   $    4,940,982
--------------------------------------------------------------------------
MBNA Corp.                                        192,900        6,790,080
==========================================================================
                                                                20,837,822
==========================================================================

DATA PROCESSING SERVICES-3.96%

Concord EFS, Inc.(a)                              104,300        3,418,954
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   868,112       36,738,500
--------------------------------------------------------------------------
Paychex, Inc.                                     170,418        5,971,447
==========================================================================
                                                                46,128,901
==========================================================================

DEPARTMENT STORES-2.01%

Kohl's Corp.(a)                                   332,700       23,435,388
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-10.80%

American Express Co.                              144,700        5,164,343
--------------------------------------------------------------------------
Citigroup Inc.                                    385,800       19,475,184
--------------------------------------------------------------------------
Fannie Mae                                         72,300        5,747,850
--------------------------------------------------------------------------
Freddie Mac                                       144,900        9,476,460
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   286,700       26,591,425
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           139,300        5,063,555
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         397,400       20,712,488
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  385,800       21,581,652
--------------------------------------------------------------------------
Principal Financial Group, Inc. (The)(a)           74,700        1,792,800
--------------------------------------------------------------------------
State Street Corp.                                192,900       10,079,025
==========================================================================
                                                               125,684,782
==========================================================================

DRUG RETAIL-0.56%

Walgreen Co.                                      192,900        6,493,014
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.09%

Celestica Inc. (Canada)(a)                        459,800       18,571,322
--------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              289,400        5,759,060
==========================================================================
                                                                24,330,382
==========================================================================

ENVIRONMENTAL SERVICES-0.40%

Waste Management, Inc.                            144,700        4,617,377
==========================================================================

FOOD RETAIL-0.43%

Safeway Inc.(a)                                   120,600        5,035,050
==========================================================================

FOOTWEAR-0.71%

NIKE, Inc.-Class B                                146,600        8,244,784
==========================================================================

GENERAL MERCHANDISE STORES-1.33%

Family Dollar Stores, Inc.                        144,700        4,338,106
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             192,900       11,101,395
==========================================================================
                                                                15,439,501
==========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                 SHARES         VALUE

HEALTH CARE DISTRIBUTORS & SERVICES-0.67%

Cardinal Health, Inc.                             120,600   $    7,797,996
==========================================================================

HEALTH CARE EQUIPMENT-2.09%

Biomet, Inc.(a)                                   385,825       11,921,992
--------------------------------------------------------------------------
Medtronic, Inc.                                   241,100       12,346,731
==========================================================================
                                                                24,268,723
==========================================================================

HEALTH CARE FACILITIES-1.92%

HCA Inc.                                          289,400       11,153,476
--------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     301,600        5,549,440
--------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          96,500        5,666,480
==========================================================================
                                                                22,369,396
==========================================================================

HOME IMPROVEMENT RETAIL-3.34%

Home Depot, Inc. (The)                            289,400       14,762,294
--------------------------------------------------------------------------
Lowe's Cos., Inc.                                 518,200       24,049,662
==========================================================================
                                                                38,811,956
==========================================================================

INDUSTRIAL CONGLOMERATES-1.16%

General Electric Co.                              337,600       13,531,008
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.76%

WorldCom, Inc.-WorldCom Group(a)                  626,900        8,826,752
==========================================================================

INVESTMENTS-0.97%

Nasdaq-100 Index Tracking Stock(a)                289,400       11,315,540
==========================================================================

IT CONSULTING & SERVICES-3.57%

Accenture Ltd.-Class A (Bermuda)(a)               289,400        7,790,648
--------------------------------------------------------------------------
Electronic Data Systems Corp.                     289,400       19,838,370
--------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      482,300       13,952,939
==========================================================================
                                                                41,581,957
==========================================================================

LIFE & HEALTH INSURANCE-0.81%

AFLAC, Inc.                                       383,800        9,426,128
==========================================================================

MANAGED HEALTH CARE-3.02%

Caremark Rx, Inc.(a)                              482,300        7,866,313
--------------------------------------------------------------------------
First Health Group Corp.(a)                       144,700        3,579,878
--------------------------------------------------------------------------
UnitedHealth Group Inc.                            96,500        6,829,305
--------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                 144,700       16,908,195
==========================================================================
                                                                35,183,691
==========================================================================

MOTORCYCLE MANUFACTURERS-1.24%

Harley-Davidson, Inc.                             265,200       14,403,012
==========================================================================

MOVIES & ENTERTAINMENT-2.60%

AOL Time Warner Inc.(a)                           578,700       18,576,270
--------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            265,200       11,708,580
==========================================================================
                                                                30,284,850
==========================================================================

MULTI-LINE INSURANCE-2.18%

American International Group, Inc.                319,500       25,368,300
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

NETWORKING EQUIPMENT-1.82%

Cisco Systems, Inc.(a)                            964,500   $   17,467,095
--------------------------------------------------------------------------
McDATA Corp.-Class A(a)                           150,910        3,697,295
==========================================================================
                                                                21,164,390
==========================================================================

OIL & GAS DRILLING-0.41%

Noble Drilling Corp.(a)                           138,900        4,728,156
==========================================================================

PHARMACEUTICALS-6.19%

Elan Corp. PLC-ADR (Ireland)(a)                   289,400       13,040,364
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      144,700       11,858,165
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           192,900       12,459,411
--------------------------------------------------------------------------
Pfizer Inc.                                       578,700       23,061,195
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                      75,100        2,748,660
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        144,700        8,917,861
==========================================================================
                                                                72,085,656
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.40%

ACE Ltd. (Bermuda)                                242,100        9,720,315
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  72,300        6,605,328
==========================================================================
                                                                16,325,643
==========================================================================

RESTAURANTS-1.95%

Brinker International, Inc.(a)                    289,400        8,612,544
--------------------------------------------------------------------------
Darden Restaurants, Inc.                          135,700        4,803,780
--------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       113,900        3,901,075
--------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                 96,500        4,747,800
--------------------------------------------------------------------------
Wendy's International, Inc.                        23,500          685,495
==========================================================================
                                                                22,750,694
==========================================================================

SEMICONDUCTOR EQUIPMENT-3.60%

Applied Materials, Inc.(a)                        289,400       11,604,940
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                95,300        4,723,068
--------------------------------------------------------------------------
Lam Research Corp.(a)                             237,900        5,524,038
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         289,400       11,416,830
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 285,900        8,617,026
==========================================================================
                                                                41,885,902
==========================================================================

SEMICONDUCTORS-5.54%

Altera Corp.(a)                                   285,700        6,062,554
--------------------------------------------------------------------------
Analog Devices, Inc.(a)                           449,300       19,944,427
--------------------------------------------------------------------------
Intel Corp.                                        96,500        3,034,925
--------------------------------------------------------------------------
Linear Technology Corp.                           240,300        9,381,312
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                138,700        7,283,137
--------------------------------------------------------------------------
Microchip Technology Inc.(a)                      483,950       18,748,223
==========================================================================
                                                                64,454,578
==========================================================================

SPECIALTY STORES-3.83%

AutoZone, Inc.(a)                                  58,400        4,193,120
--------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         675,200       22,889,280
--------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                 SHARES         VALUE
SPECIALTY STORES-(CONTINUED)

Borders Group, Inc.(a)                            385,800   $    7,654,272
--------------------------------------------------------------------------
Office Depot, Inc.(a)                             385,800        7,152,732
--------------------------------------------------------------------------
Staples, Inc.(a)                                  143,400        2,681,580
==========================================================================
                                                                44,570,984
==========================================================================

SYSTEMS SOFTWARE-4.12%

Microsoft Corp.(a)                                723,400       47,939,718
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.30%

Nokia Oyj-ADR (Finland)                           144,700        3,549,491
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.91%

Sprint Corp. (PCS Group)(a)                       434,000       10,593,940
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,057,880,868)                        1,141,507,520
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

MONEY MARKET FUNDS-2.42%

STIC Liquid Assets Portfolio(b)                14,119,780   $   14,119,780
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        14,119,780       14,119,780
==========================================================================
    Total Money Market Funds (Cost
      $28,239,560)                                              28,239,560
==========================================================================
TOTAL INVESTMENTS-100.51% (COST
  $1,086,120,428)                                            1,169,747,080
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.51%)                           (5,983,257)
==========================================================================
NET ASSETS-100.00%                                          $1,163,763,823
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $1,086,120,428)                              $1,169,747,080
-------------------------------------------------------------
Foreign currencies, at value (cost $377)                  369
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,736,502
-------------------------------------------------------------
  Fund shares sold                                    449,212
-------------------------------------------------------------
  Dividends and interest                              324,717
-------------------------------------------------------------
Investment for deferred compensation plan              53,367
-------------------------------------------------------------
Other assets                                              193
=============================================================
    Total assets                                1,172,311,440
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             5,077,734
-------------------------------------------------------------
  Fund shares reacquired                            2,707,585
-------------------------------------------------------------
  Deferred compensation plan                           53,367
-------------------------------------------------------------
Accrued administrative services fees                  625,460
-------------------------------------------------------------
Accrued distribution fees                               1,319
-------------------------------------------------------------
Accrued transfer agent fees                             5,758
-------------------------------------------------------------
Accrued operating expenses                             76,394
=============================================================
    Total liabilities                               8,547,617
=============================================================
Net assets applicable to shares outstanding    $1,163,763,823
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,160,236,348
_____________________________________________________________
=============================================================
Series II                                      $    3,527,475
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           53,423,743
_____________________________________________________________
=============================================================
Series II                                             162,574
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        21.72
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        21.70
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,813)                                      $   4,801,722
------------------------------------------------------------
Dividends from affiliated money market funds       3,018,922
------------------------------------------------------------
Interest                                              11,208
============================================================
    Total investment income                        7,831,852
============================================================

EXPENSES:

Advisory fees                                      7,575,407
------------------------------------------------------------
Administrative services fees                       2,530,998
------------------------------------------------------------
Custodian fees                                       154,090
------------------------------------------------------------
Distribution fees -- Series II                         1,319
------------------------------------------------------------
Transfer agent fees                                   52,390
------------------------------------------------------------
Trustees' fees                                        10,904
------------------------------------------------------------
Other                                                216,859
============================================================
    Total expenses                                10,541,967
============================================================
Less: Fees waived                                     (4,991)
------------------------------------------------------------
    Expenses paid indirectly                          (3,606)
============================================================
    Net expenses                                  10,533,370
============================================================
Net investment income (loss)                      (2,701,518)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (228,295,519)
------------------------------------------------------------
  Foreign currencies                                     (82)
============================================================
                                                (228,295,601)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (130,556,623)
------------------------------------------------------------
  Foreign currencies                                      62
============================================================
                                                (130,556,561)
============================================================
Net gain (loss) from investment securities
  and foreign currencies                        (358,852,162)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(361,553,680)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------

OPERATIONS:

  Net investment income (loss)                                $   (2,701,518)   $   (2,573,770)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (228,295,601)       58,471,948
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (130,556,561)     (276,571,433)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (361,553,680)     (220,673,255)
==============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                       (93,353,689)      (41,744,897)
----------------------------------------------------------------------------------------------
  Series II                                                         (235,797)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        81,141,922       665,409,393
----------------------------------------------------------------------------------------------
  Series II                                                        3,556,366                --
==============================================================================================
    Net increase (decrease) in net assets                       (370,444,878)      402,991,241
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,534,208,701     1,131,217,460
==============================================================================================
  End of year                                                 $1,163,763,823    $1,534,208,701
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,344,898,013    $1,262,896,014
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (73,633)          (64,088)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (264,687,201)       57,193,570
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            83,626,644       214,183,205
==============================================================================================
                                                              $1,163,763,823    $1,534,208,701
==============================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $2,691,973, undistributed net realized gains increased by $4,316 and shares of beneficial interest decreased by $2,696,289 as a result of net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $254,717,808 as of December 31, 2001 which may be carried forward to offset future gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $6,972,349 which will be recognized in the following tax year.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an

                       AIM V.I. CAPITAL APPRECIATION FUND
   amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $4,991.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $2,530,998 of which AIM retained $148,044 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $6,586 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $1,319 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $7,073 services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $3,606 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,606.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                 -----------    -----------
Distributions paid from:
  Ordinary income                $        --    $10,248,473
-----------------------------------------------------------
  Long-term capital gain          93,589,486     31,496,424
===========================================================
                                 $93,589,486    $41,744,897
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                   $(254,717,808)
---------------------------------------------------------
Unrealized appreciation                        73,583,618
=========================================================
                                            $(181,134,190)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $893,313,476 and $769,736,300, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $176,549,884
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (95,920,274)
============================================================
Net unrealized appreciation of investment
  securities                                    $ 80,629,610
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,089,117,470.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------    ---------
Beginning of year                         --      $      --
-----------------------------------------------------------
Written                                1,306        582,457
-----------------------------------------------------------
Expired                               (1,306)      (582,457)
===========================================================
End of year                               --      $      --
___________________________________________________________
===========================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                          2001                           2000
                                               ---------------------------    --------------------------
                                                 SHARES          AMOUNT         SHARES         AMOUNT
                                               -----------    ------------    ----------    ------------
Sold:
  Series I                                      11,408,354    $289,501,205    20,934,800    $781,849,779
--------------------------------------------------------------------------------------------------------
  Series II*                                       154,482       3,376,463            --              --
========================================================================================================
Issued as reinvestment of distributions:
  Series I                                       4,384,861      93,353,689     1,298,442      41,744,897
--------------------------------------------------------------------------------------------------------
  Series II*                                        11,086         235,797            --              --
========================================================================================================
Reacquired:
  Series I                                     (12,117,352)   (301,712,972)   (4,279,024)   (158,185,283)
--------------------------------------------------------------------------------------------------------
  Series II*                                        (2,994)        (55,894)           --              --
========================================================================================================
                                                 3,838,437    $ 84,698,288    17,954,218    $665,409,393
________________________________________________________________________________________________________
========================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                 SERIES II
                                                              ---------------
                                                              AUGUST 21, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                               DECEMBER 31,
                                                                  2001(a)
                                                              ---------------
Net asset value, beginning of period                              $23.19
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.45
=============================================================================
    Total from investment operations                                0.41
=============================================================================
Less distributions from net realized gains                         (1.90)
=============================================================================
Net asset value, end of period                                    $21.70
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     1.94%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $3,527
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                             1.09%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets        (0.46)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                               65%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $1,458,450.

                       AIM V.I. CAPITAL APPRECIATION FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950   1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                       AIM V.I. CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND                              INVESTMENT ADVISOR        DISTRIBUTOR                AUDITORS
11 Greenway Plaza                               A I M Advisors, Inc.      A I M Distributors, Inc.   Tait, Weller & Baker
Suite 100                                       11 Greenway Plaza         11 Greenway Plaza          8 Penn Center Plaza
Houston, TX 77046                               Suite 100                 Suite 100                  Suite 800
                                                Houston, TX 77046         Houston, TX 77046          Philadelphia, PA 19103

COUNSEL TO THE FUND                             COUNSEL TO THE TRUSTEES   TRANSFER AGENT             CUSTODIAN
Foley & Lardner                                 Kramer, Levin, Naftalis   A I M Fund Services, Inc.  State Street Bank and
3000 K N.W., Suite 500                          & Frankel LLP             P.O. Box 4739              Trust Company
Washington, D.C. 20007                          919 Third Avenue          Houston, TX 77210-4739     225 Franklin Street
                                                New York, NY 10022                                   Boston, MA 02110


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund distributed capital gains of $93,589,486 for the Fund's tax year ended December 31, 2001, which will be taxed as long-term gain.

                       AIM V.I. CAPITAL APPRECIATION FUND

              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES

FUND CONTENDS WITH DIFFICULT MARKET, REBOUNDS

DISTURBING EVENTS JOLTED THE WORLD AS 2001 DREW TO A CLOSE. HOW DID AIM V.I. CAPITAL APPRECIATION FUND SERIES II SHARES PERFORM?
The threat of terrorism, an economy in recession and a volatile stock market had a negative impact on fund performance. From their inception on August 21, 2001, through December 31, 2001, Series II Shares returned 0.50%. The fund's performance was strong in the fourth quarter of 2001 as Series II Shares posted a 15.25% return for the three months ended December 31, 2001.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?
The terrorist attacks of September 11 in New York and in the Washington, D.C., area compounded an already difficult situation for stock markets. Even before the attacks, major stock market indexes had been declining for more than a year. Concern over deteriorating corporate earnings, a slowing economy and rising unemployment caused key market indexes to drop. Company after company reported declining earnings as the economy dipped into recession.
    However, stocks shook off the effects of the terrorist attacks and rallied in the fourth quarter of 2001. During that quarter, the Federal Reserve Board (the Fed) approved its ninth, 10th and 11th interest rate cuts of 2001, reducing the key federal funds rate to 1.75%--its lowest level in decades. Additionally, the United States and its allies took military action in Afghanistan and appeared to be winning the war against terrorism.
    Growth stocks, which had underperformed value stocks by a wide margin for more than a year, rallied in the fourth quarter as Fed rate cuts raised the prospects for increased corporate profitability. Mid-cap growth and core stocks significantly outperformed mid-cap value stocks.

HOW DID YOU MANAGE THE FUND?
The fund's holdings were diversified over several sectors, and had significant exposure to information technology, industrial, consumer-discretionary and health care stocks. In the fourth quarter of 2001, the fund's information technology holdings performed particularly well. Within this sector, we focused on services companies, which have benefited from the outsourcing of data-processing functions and which have been less affected by the economic slowdown. We also focused on semiconductor companies. These stocks rallied as semiconductor companies benefited from falling inventories and increased demand for their products. One of the better-performing sectors for the fund was health care. Demand for medical products and services tends to remain constant regardless of economic trends. The fund's holdings in the industrial sector, which has been hurt by weak demand, detracted from performance. Consumer discretionary stocks benefited from increased spending by Americans.

WHAT STOCKS PERFORMED PARTICULARLY WELL FOR THE FUND?
Among the better-performing stocks for the fund were Secure Computing, Best Buy, Microchip Technology, Affiliated Computer Services and Biovail.
o Secure Computing provides a variety of network security products, including firewalls and user identification and authorization software.
o Best Buy is the nation's leading consumer electronics specialty retailer, with about 480 stores in 42 states.
o Microchip Technology makes specialized embedded semiconductors that are used in a wide variety of automotive, computing, consumer, industrial and networking applications.

FUND AT A GLANCE

AIM V.I. Capital Development Fund seeks long-term growth of capital through investments in the stocks of small and medium-size companies.

INVESTMENT STYLE: Growth-at-a-reasonable price (GARP) (Draws on the strength of both value and growth investing to identify companies with strong growth prospects and attractive valuations)
o Invests in a diverse mix of small and medium-size companies with strong and improving fundamentals, including those that may be in out-of-favor sectors or have potential not yet recognized by investors
o Invests in a broadly diversified portfolio to minimize the impact of a downturn in any one industry

              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES

o Affiliated Computer Services provides systems integration and business process outsourcing to commercial clients and government agencies.
o Biovail develops timed-release drug delivery systems for use with existing drugs for the treatment of such conditions as asthma, hypertension and arthritis.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE YEAR?
The situation was uncertain for markets.  The nation's gross domestic product
(GDP) contracted at an annual rate of 1.3% in the third quarter of 2001, its most dramatic decline in 10 years. The nation's unemployment rate jumped from 4.9% to 5.8% during the fourth quarter, as companies cut jobs in the wake of the terrorist attacks. These and other factors, combined with continuing concerns about terrorism, caused markets to be volatile. There were positive signs, however. The Fed was maintaining a bias toward cutting interest rates. Consumer confidence began to rebound toward the end of the year. Holiday sales, while not robust, were better than expected. Inflation remained low and oil prices were dropping, reducing fuel costs for corporations and the consumers. Moreover, stocks were favorably priced, and there was a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities.

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

============================================================================================================================
TOP 10 COMMON STOCK HOLDINGS                                            TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------------------------
 1.  GlobalSantaFe Corp.                                1.3%             1.  Electronic Equipment & Instruments         5.8%

 2.  Anthem Inc.                                        1.3              2.  Diversified Financial Services             5.2

 3.  CarrAmerica Realty Corp                            1.3              3.  Data Processing Services                   5.1

 4.  Metris Cos., Inc.                                  1.3              4.  Broadcasting & Cable TV                    4.1

 5.  Plum Creek Timber Co. Inc.                         1.3              5.  IT Consulting & Services                   4.1

 6.  Mettler-Toledo International Inc. (Switzerland)    1.3              6.  Banks                                      3.7

 7.  Alliance Data Systems Corp.                        1.2              7.  Health Care Distributors & Services        3.6

 8.  Lamar Advertising Co.                              1.2              8.  Pharmaceuticals                            3.4

 9.  Dollar Tree Stores Inc.                            1.2              9.  Real Estate Investment Trusts              3.2

10.  American Standard Cos. Inc.                        1.2             10.  Managed Health Care                        3.2

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.

============================================================================================================================

The performance figures, which represent AIM V.I. Capital Development Fund Series II Shares, are not intended to reflect actual annuity values, and they do not reflect charges at the separate-account level, and these charges would reduce the total return. The performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate so fund shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results.
    Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.
    Because Series II Shares are less than a year old, total return is cumulative total return that has not been annualized.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS-96.52%

ADVERTISING-1.23%

Lamar Advertising Co.(a)                          27,650   $ 1,170,701
======================================================================

AEROSPACE & DEFENSE-0.53%

Goodrich Corp.                                    18,900       503,118
======================================================================

AGRICULTURAL PRODUCTS-0.41%

Bunge Ltd.                                        16,800       391,104
======================================================================

APPAREL RETAIL-2.11%

Abercrombie & Fitch Co.-Class A(a)                40,200     1,066,506
----------------------------------------------------------------------
Ross Stores, Inc.                                 29,500       946,360
======================================================================
                                                             2,012,866
======================================================================

APPLICATION SOFTWARE-2.47%

Cadence Design Systems, Inc.(a)                   40,000       876,800
----------------------------------------------------------------------
Intuit Inc.(a)                                    21,600       923,616
----------------------------------------------------------------------
Secure Computing Corp.(a)                         27,400       563,070
======================================================================
                                                             2,363,486
======================================================================

AUTO PARTS & EQUIPMENT-1.25%

Gentex Corp.(a)                                   26,700       713,691
----------------------------------------------------------------------
Lear Corp.(a)                                     12,500       476,750
======================================================================
                                                             1,190,441
======================================================================

BANKS-3.70%

Compass Bancshares, Inc.                          37,300     1,055,590
----------------------------------------------------------------------
Huntington Bancshares Inc.                        57,900       995,301
----------------------------------------------------------------------
Sovereign Bancorp, Inc.                           38,400       470,016
----------------------------------------------------------------------
Zions Bancorp                                     19,300     1,014,794
======================================================================
                                                             3,535,701
======================================================================

BROADCASTING & CABLE TV-4.11%

Cablevision Systems Corp.-Class A(a)              20,600       977,470
----------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                        24,700       629,356
----------------------------------------------------------------------
Entercom Communications Corp.(a)                   8,200       410,000
----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    31,300       798,150
----------------------------------------------------------------------
Mediacom Communications Corp.(a)                  60,900     1,112,034
======================================================================
                                                             3,927,010
======================================================================

BUILDING PRODUCTS-1.21%

American Standard Cos. Inc.(a)                    17,000     1,159,910
======================================================================

CASINOS & GAMING-1.05%

Harrah's Entertainment, Inc.(a)                   27,100     1,002,971
======================================================================

CATALOG RETAIL-0.52%

Insight Enterprises, Inc.(a)                      20,112       494,755
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.55%

Best Buy Co., Inc.(a)                              6,800       506,464
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
COMPUTER & ELECTRONICS RETAIL-(CONTINUED)

CDW Computer Centers, Inc.(a)                     18,100   $   972,151
======================================================================
                                                             1,478,615
======================================================================

COMPUTER HARDWARE-0.66%

Apple Computer, Inc.(a)                           28,900       632,910
======================================================================

CONSUMER FINANCE-2.48%

AmeriCredit Corp.(a)                              30,300       955,965
----------------------------------------------------------------------
Metris Cos. Inc.                                  46,600     1,198,086
----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $212,100)(a)(b)                  21,000       212,625
======================================================================
                                                             2,366,676
======================================================================

DATA PROCESSING SERVICES-5.08%

Alliance Data Systems Corp.(a)                    61,300     1,173,895
----------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        11,200       716,688
----------------------------------------------------------------------
Ceridian Corp.(a)                                 51,100       958,125
----------------------------------------------------------------------
Certegy Inc.(a)                                   30,150     1,031,733
----------------------------------------------------------------------
DST Systems, Inc.(a)                              19,500       972,075
======================================================================
                                                             4,852,516
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.25%

Edison Schools Inc.(a)                            45,800       899,970
----------------------------------------------------------------------
Iron Mountain Inc.(a)                             19,350       847,530
----------------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)                  18,200       398,580
======================================================================
                                                             2,146,080
======================================================================

DIVERSIFIED FINANCIAL SERVICES-5.17%

Affiliated Managers Group, Inc.(a)                12,200       859,856
----------------------------------------------------------------------
Allied Capital Corp.                              16,400       426,400
----------------------------------------------------------------------
Ambac Financial Group, Inc.                        8,450       488,917
----------------------------------------------------------------------
American Capital Strategies, Ltd.                 30,000       850,500
----------------------------------------------------------------------
Legg Mason, Inc.                                  11,100       554,778
----------------------------------------------------------------------
SEI Investments Co.                               19,900       897,689
----------------------------------------------------------------------
USA Education Inc.                                10,200       857,004
======================================================================
                                                             4,935,144
======================================================================

DIVERSIFIED METALS & MINING-0.36%

Massey Energy Co.                                 16,600       344,118
======================================================================

DRUG RETAIL-0.81%

Duane Reade Inc.(a)                               25,500       773,925
======================================================================

ELECTRIC UTILITIES-1.84%

Constellation Energy Group, Inc.                  33,800       897,390
----------------------------------------------------------------------
Reliant Resources, Inc.(a)                        51,800       855,218
======================================================================
                                                             1,752,608
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-0.48%

Cooper Industries, Inc.                           13,200   $   460,944
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.80%

Celestica Inc. (Canada)(a)                        18,900       763,371
----------------------------------------------------------------------
Garmin Ltd. (Cayman Islands)(a)                   38,900       829,348
----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                23,000     1,192,550
----------------------------------------------------------------------
Symbol Technologies, Inc.                         53,200       844,816
----------------------------------------------------------------------
Tektronix, Inc.(a)                                40,400     1,041,512
----------------------------------------------------------------------
Varian Inc.(a)                                    26,700       866,148
======================================================================
                                                             5,537,745
======================================================================

ENVIRONMENTAL SERVICES-1.06%

Republic Services, Inc.(a)                        50,800     1,014,476
======================================================================

GAS UTILITIES-0.85%

Kinder Morgan, Inc.                               14,600       813,074
======================================================================

GENERAL MERCHANDISE STORES-1.22%

Dollar Tree Stores, Inc.(a)                       37,700     1,165,307
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.55%

Apria Healthcare Group Inc.(a)                    35,100       877,149
----------------------------------------------------------------------
Express Scripts, Inc.(a)                          10,800       505,008
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           13,300     1,075,305
----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          32,400       928,260
======================================================================
                                                             3,385,722
======================================================================

HEALTH CARE FACILITIES-0.98%

LifePoint Hospitals, Inc.(a)                      13,400       456,136
----------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          16,500       484,275
======================================================================
                                                               940,411
======================================================================

HOUSEHOLD APPLIANCES-1.76%

Black & Decker Corp. (The)                        25,500       962,115
----------------------------------------------------------------------
Snap-on Inc.                                      21,400       720,324
======================================================================
                                                             1,682,439
======================================================================

INDUSTRIAL MACHINERY-1.52%

Flowserve Corp.(a)                                18,400       489,624
----------------------------------------------------------------------
SPX Corp.(a)                                       7,000       958,300
======================================================================
                                                             1,447,924
======================================================================

INSURANCE BROKERS-0.86%

Aon Corp.                                         23,000       816,960
======================================================================

IT CONSULTING & SERVICES-4.05%

Affiliated Computer Services, Inc.-Class A(a)      9,400       997,622
----------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                    47,400       967,908
----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      31,200       902,616
----------------------------------------------------------------------
Titan Corp. (The)(a)                              40,000       998,000
======================================================================
                                                             3,866,146
======================================================================

                                                             MARKET
                                                SHARES        VALUE

LEISURE PRODUCTS-0.97%

Mattel, Inc.                                      53,600   $   921,920
======================================================================

LIFE & HEALTH INSURANCE-1.46%

Nationwide Financial Services, Inc.-Class A       16,300       675,798
----------------------------------------------------------------------
Phoenix Cos., Inc. (The)(a)                       39,100       723,350
======================================================================
                                                             1,399,148
======================================================================

MANAGED HEALTH CARE-3.15%

Anthem, Inc.(a)                                   25,700     1,272,150
----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              30,300       494,193
----------------------------------------------------------------------
First Health Group Corp.(a)                       12,200       301,828
----------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)           30,800       939,400
======================================================================
                                                             3,007,571
======================================================================

MULTI-UTILITIES-1.03%

UtiliCorp United Inc.                             39,100       984,147
======================================================================

NETWORKING EQUIPMENT-0.26%

Lantronix, Inc.(a)                                39,000       246,480
======================================================================

OIL & GAS DRILLING-2.30%

GlobalSantaFe Corp.                               44,800     1,277,696
----------------------------------------------------------------------
Pride International, Inc.(a)                      60,700       916,570
======================================================================
                                                             2,194,266
======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.24%

BJ Services Co.(a)                                25,400       824,230
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      38,900       357,880
======================================================================
                                                             1,182,110
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.00%

Devon Energy Corp.                                12,900       498,585
----------------------------------------------------------------------
Kerr-McGee Corp.                                  12,000       657,600
----------------------------------------------------------------------
Murphy Oil Corp.                                   9,000       756,360
======================================================================
                                                             1,912,545
======================================================================

OIL & GAS REFINING & MARKETING-0.52%

Valero Energy Corp.                               13,100       499,372
======================================================================

PACKAGED FOODS-0.46%

Hershey Foods Corp.                                6,500       440,050
======================================================================

PAPER PRODUCTS-1.00%

Bowater Inc.                                      20,100       958,770
======================================================================

PHARMACEUTICALS-3.38%

Altana A.G. (Germany)                             19,700       982,022
----------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         20,400     1,147,500
----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         32,800     1,098,800
======================================================================
                                                             3,228,322
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE

PROPERTY & CASUALTY INSURANCE-1.91%

ACE Ltd. (Bermuda)                                24,807   $   996,001
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  9,100       831,376
======================================================================
                                                             1,827,377
======================================================================

REAL ESTATE INVESTMENT TRUSTS-3.18%

Apartment Investment & Management Co.-Class A     12,800       585,344
----------------------------------------------------------------------
CarrAmerica Realty Corp.                          41,900     1,261,190
----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       42,100     1,193,535
======================================================================
                                                             3,040,069
======================================================================

REINSURANCE-1.03%

Everest Re Group, Ltd. (Bermuda)                  13,900       982,730
======================================================================

RESTAURANTS-1.87%

Brinker International, Inc.(a)                    35,300     1,050,528
----------------------------------------------------------------------
CEC Entertainment Inc.(a)                          6,125       265,764
----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       13,600       465,800
======================================================================
                                                             1,782,092
======================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

Novellus Systems, Inc.(a)                         11,500       453,675
----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         13,600       470,424
======================================================================
                                                               924,099
======================================================================

SEMICONDUCTORS-3.07%

Alpha Industries, Inc.(a)                         21,300       464,340
----------------------------------------------------------------------
International Rectifier Corp.(a)                  19,000       662,720
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      25,400       983,996
----------------------------------------------------------------------
Semtech Corp.(a)                                  23,000       820,870
======================================================================
                                                             2,931,926
======================================================================

                                                             MARKET
                                                SHARES        VALUE

SPECIALTY CHEMICALS-0.94%

International Flavors & Fragrances Inc.           30,300   $   900,213
======================================================================

SPECIALTY STORES-1.45%

Foot Locker, Inc.(a)                              43,400       679,210
----------------------------------------------------------------------
United Rentals, Inc.(a)                           31,000       703,700
======================================================================
                                                             1,382,910
======================================================================

SYSTEMS SOFTWARE-1.58%

Adobe Systems Inc.                                34,500     1,071,225
----------------------------------------------------------------------
Legato Systems, Inc.(a)                           33,600       435,792
======================================================================
                                                             1,507,017
======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.61%

Comverse Technology, Inc.(a)                      26,100       583,857
======================================================================

TRUCKING-0.51%

C.H. Robinson Worldwide, Inc.                     16,900       488,663
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.71%

Telephone and Data Systems, Inc.                   7,600       682,100
======================================================================
    Total Common Stocks (Cost $79,273,293)                  92,173,557
======================================================================

MONEY MARKET FUNDS-3.94%

STIC Liquid Assets Portfolio(c)                1,883,379     1,883,379
----------------------------------------------------------------------
STIC Prime Portfolio(c)                        1,883,379     1,883,379
======================================================================
    Total Money Market Funds (Cost
      $3,766,758)                                            3,766,758
======================================================================
TOTAL INVESTMENTS-100.46% (Cost $83,040,051)                95,940,315
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.46%)                         (441,558)
======================================================================
NET ASSETS-100.00%                                         $95,498,757
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 12/31/01 represented 0.22% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost $83,040,051)  $95,940,315
------------------------------------------------------------
Cash                                                  23,416
------------------------------------------------------------
Receivables for:
  Investments sold                                   604,885
------------------------------------------------------------
  Fund shares sold                                   120,789
------------------------------------------------------------
  Dividends                                           67,156
------------------------------------------------------------
Investment for deferred compensation plan             21,940
============================================================
    Total assets                                  96,778,501
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,069,737
------------------------------------------------------------
  Fund shares reacquired                              62,599
------------------------------------------------------------
  Deferred compensation plan                          21,940
------------------------------------------------------------
Accrued administrative services fees                  95,549
------------------------------------------------------------
Accrued distribution fees                              1,074
------------------------------------------------------------
Accrued transfer agent fees                            1,171
------------------------------------------------------------
Accrued operating expenses                            27,674
============================================================
    Total liabilities                              1,279,744
============================================================
Net assets applicable to shares outstanding      $95,498,757
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $92,732,109
____________________________________________________________
============================================================
Series II                                        $ 2,766,648
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,765,135
____________________________________________________________
============================================================
Series II                                            231,795
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     11.94
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     11.94
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Dividends                                       $    578,702
------------------------------------------------------------
Dividends from affiliated money market funds         275,405
------------------------------------------------------------
Interest                                                 140
============================================================
    Total investment income                          854,247
============================================================

EXPENSES:

Advisory fees                                        640,839
------------------------------------------------------------
Administrative services fees                         257,051
------------------------------------------------------------
Custodian fees                                        44,944
------------------------------------------------------------
Distribution fees -- Series II                         1,074
------------------------------------------------------------
Transfer agent fees                                    7,376
------------------------------------------------------------
Trustees' fees                                         8,790
------------------------------------------------------------
Other                                                 35,047
============================================================
    Total expenses                                   995,121
============================================================
Less: Fees waived                                       (488)
------------------------------------------------------------
    Expenses paid indirectly                          (1,599)
============================================================
    Net expenses                                     993,034
============================================================
Net investment income (loss)                        (138,787)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (11,838,372)
------------------------------------------------------------
  Foreign currencies                                  (7,593)
------------------------------------------------------------
  Option contracts written                           (18,057)
============================================================
                                                 (11,864,022)
============================================================
Change in net unrealized appreciation of
  investment securities                            5,254,554
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (6,609,468)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $ (6,748,255)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (138,787)   $   (26,461)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (11,864,022)    (5,388,012)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   5,254,554      5,336,054
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (6,748,255)       (78,419)
=========================================================================================
Share transactions-net:
  Series I                                                      24,793,289     63,917,546
-----------------------------------------------------------------------------------------
  Series II                                                      2,579,665             --
=========================================================================================
    Net increase in net assets                                  20,624,699     63,839,127
=========================================================================================

NET ASSETS:

  Beginning of year                                             74,874,058     11,034,931
=========================================================================================
  End of year                                                 $ 95,498,757    $74,874,058
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $100,111,093    $72,877,180
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (22,264)       (14,925)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (17,490,336)    (5,633,907)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              12,900,264      7,645,710
=========================================================================================
                                                              $ 95,498,757    $74,874,058
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $131,448, undistributed net realized gains (losses) increased by $7,593 and shares of beneficial interest decreased by $139,041 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

   The Fund's capital loss carryforward of $16,909,778 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  204,323   December 31, 2006
   -------------------------------
        82,869   December 31, 2007
   -------------------------------
     2,661,143   December 31, 2008
   -------------------------------
    13,961,443   December 31, 2009
   ===============================
   $16,909,778
    ______________________________
   ===============================

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $488.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $257,051 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,272 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $1,074 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,152 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $1,599 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,599.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed

                       AIM V.I. CAPITAL DEVELOPMENT FUND
line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $(16,909,778)
---------------------------------------------------------
Unrealized appreciation                        12,297,442
=========================================================
                                             $ (4,612,336)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $127,562,696 and $99,310,253, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $13,764,204
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,444,496)
=========================================================
Net unrealized appreciation of investment
  securities                                  $12,319,708
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $83,620,607.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               481         201,251
---------------------------------------------------------
Closed                               (293)       (133,357)
---------------------------------------------------------
Expired                              (188)        (67,894)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                        2000
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Series I                                                    2,664,233    $32,507,353    5,063,336    $67,018,133
------------------------------------------------------------------------------------------------------------------
  Series II*                                                    241,623      2,682,821           --             --
==================================================================================================================
Reacquired:
  Series I                                                     (661,439)    (7,714,064)    (229,233)    (3,100,587)
------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (9,828)      (103,156)          --             --
==================================================================================================================
                                                              2,234,589    $27,372,954    4,834,103    $63,917,546
__________________________________________________________________________________________________________________
==================================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                 SERIES II
                                                              ---------------
                                                              AUGUST 21, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2001
                                                              ---------------
Net asset value, beginning of period                              $11.88
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.07
=============================================================================
    Total from investment operations                                0.06
=============================================================================
Net asset value, end of period                                    $11.94
_____________________________________________________________________________
=============================================================================
Total return(a)                                                     0.50%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $2,767
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                             1.41%(b)
=============================================================================
Ratio of net investment income (loss) to average net assets        (0.41)%(b)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                              125%
_____________________________________________________________________________
=============================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $1,188,334.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Development Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Development Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. CAPITAL DEVELOPMENT FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND              INVESTMENT ADVISOR               DISTRIBUTOR                        AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.             A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                       11 Greenway Plaza                11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046               Suite 100                        Suite 100                          Suite 800
                                Houston, TX 77046                Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES          TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                 Kramer, Levin, Naftalis          A I M Fund Services, Inc.          State Street Bank and
3000 K N.W., Suite 500          & Frankel LLP                    P.O. Box 4739                      Trust Company
Washington, D.C. 20007          919 Third Avenue                 Houston, TX 77210-4739             225 Franklin Street
                                New York, NY 10022                                                  Boston, MA 02110

                       AIM V.I. CAPITAL DEVELOPMENT FUND

            AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II SHARES

RISING ECONOMIC OPTIMISM LIFTS FUND PERFORMANCE


HOW DID THE FUND PERFORM?
AIM V.I. Dent Demographic Trends Fund Series II Shares debuted during a period of market volatility, economic weakness and geopolitical tension. Despite these conditions they returned 4.69% from inception on November 7, 2001 through December 31, 2001. Because Series II Shares have been offered for less than a year, this return is cumulative total return that has not been annualized. Among the reasons the fund performed so strongly was renewed confidence that the economy, which struggled in 2001, would likely improve in 2002.

WHAT WERE THE TRENDS IN THE ECONOMY AND THE STOCK MARKETS?
The economy remained weak even as the U.S. Federal Reserve (the Fed) cut short-term interest rates and Congress approved $35 billion in tax rebates to American taxpayers. In 11 separate rate cuts, the Fed reduced interest rates from 6.50% to 1.75% (the lowest level in 40 years), hoping that lower interest rates would spur consumers to spend and businesses to expand.
    But neither the economy nor the stock markets responded until the fourth quarter of the year. Indeed, U.S. gross domestic product (the broadest measure of economic activity) contracted at an annualized rate of 1.3% in the third quarter of 2001. Unemployment rose from 4.2% in January to 5.8% in December as employers announced nearly 2 million job cuts during the year. Deteriorating corporate earnings prompted many investors to abandon higher-priced growth stocks for lower priced, more defensive value stocks--or to abandon the stock market altogether in favor of fixed-income or money market investments.
    The terrorist attacks of September 11 exacerbated an already difficult market. Following the attacks, markets closed for nearly a week--the longest suspension of trading since the Great Depression. After the markets reopened on September 17, the Dow Jones Industrial Average experienced its worst week in more than 60 years, falling more than 14% in just five days. By early November, however, major market indexes had recouped all of their post-attack losses.

HOW DID YOU MANAGE THE FUND?
We continued to manage the fund in accordance with economist Harry S. Dent, Jr.'s long-term demographic forecasts, although our bottom-up analysis of individual stocks ultimately determines the portfolio's composition. Dent continues to believe that technology, health care, financial and consumer-discretionary stocks may benefit from demographic trends, and the fund remains heavily invested in those sectors.
    We added quality technology names--particularly semiconductor names--to the portfolio. We wanted to own stocks of semiconductor companies that supply the brains for everything from PCs to cell

FUND AT A GLANCE

AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.

INVESTMENT STYLE: GROWTH (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)
o Invests in companies with strong earnings-growth potential that are expected to benefit from long-term demographic, economic and lifestyle trends as forecast by economist Harry S. Dent, Jr.
o   Does not focus on short-term trends or events

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

================================================================================================================
TOP 10 HOLDINGS                                                  TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------------
 1.  Cisco Systems, Inc.                        2.8%             1.  Semiconductors                        11.9%

 2.  Microsoft Corp.                            2.7              2.  Diversified Financial Services        11.5

 3.  Johnson & Johnson                          2.4              3.  Biotechnology                          7.7

 4.  Citigroup Inc.                             2.3              4.  Pharmaceuticals                        6.9

 5.  American International Group, Inc.         2.2              5.  Semiconductor Equipment                5.6

 6.  Stilwell Financial, Inc.                   2.2              6.  Systems Software                       4.2

 7.  Celestica Inc.                             2.0              7.  Networking Equipment                   4.1

 8.  Merrill Lynch & Co., Inc.                  2.0              8.  Multi-Line Insurance                   3.1

 9.  Intel Corp.                                2.0              9.  Broadcasting & Cable TV                2.9

10.  Univision Communications Inc.-Class A      1.9             10.  Computer Hardware                      2.7

The fund's portfolio is subject to change, and there is no guarantee it will continue to hold any particular security.

================================================================================================================

            AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II SHARES

phones, from toys to automobiles, because they typically are among the first stocks to feel the effects of an economic recovery. We slightly reduced our health care exposure. Also, within that sector, we reduced our health care services and large pharmaceutical company holdings in favor of specialty pharmaceutical makers, medical device manufacturers and biotech companies.
    While financial stocks as a group underperformed because of the weak economy, we maintained the fund's weighting in that sector. Among financial stocks, we held lenders, insurers, asset managers and brokers. We began moving out of consumer-staples stocks and into consumer-discretionary stocks, since we believe that when the economic recovery takes hold, consumer-discretionary stocks will have greater appreciation potential.
    At the close of the year, the fund held 106 stocks and a majority of fund net assets were invested in large-cap stocks. Nonetheless, we maintained some small- and mid-cap exposure because we believed such stocks offered more compelling valuations than many large-cap stocks. We also believed that small- and mid-cap stocks might respond more positively to an economic recovery.
    We look for stocks that we believe will benefit from long-term demographic trends--stocks such as these major fund holdings:
o Citigroup, the world's largest financial services company, provides credit card, banking, insurance and investment services in more than 100 countries. It could benefit as the world's population ages and becomes wealthier.
o Johnson & Johnson, a leading health care company, has an orthopedics division, a pharmaceutical division and a medical products division, all of which are expected to benefit from an aging population.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE YEAR?
As the year ended, there were signs that the economy was stabilizing. Signs of stabilization in the labor market, improving consumer confidence, expanding manufacturing activity--along with continued strength in the housing market, low energy prices and an absence of inflation--reinforced the consensus view among economists that a recovery will take hold at some point in 2002.
    The United States achieved its initial goals in Afghanistan more quickly than many had expected, and the government continued its homeland security efforts. Despite positive fourth-quarter performance, stocks remained favorably priced--and a considerable amount of cash remained in money market accounts that could potentially be deployed back into stocks.

The performance figures in this report, which represent AIM V.I. Dent Demographic Trends Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would reduce the total return. Series II Share performance figures are historical and reflect fund expenses, reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
    Harry S. Dent, Jr.'s stock market scenario is based on historical data and represents his opinion. Unforeseen events such as rising inflation, declining productivity, irregular spending and service patterns and other social, political and economic uncertainty could affect corporate earnings and the stock market, negatively altering Dent's view.
    Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.
    The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue-chip stocks.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-84.39%

ADVERTISING-1.84%

Interpublic Group of Cos., Inc. (The)              8,000   $   236,320
----------------------------------------------------------------------
Lamar Advertising Co.(a)                          13,000       550,420
======================================================================
                                                               786,740
======================================================================

APPAREL RETAIL-1.46%

Abercrombie & Fitch Co.-Class A(a)                15,000       397,950
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          6,500       227,500
======================================================================
                                                               625,450
======================================================================

APPLICATION SOFTWARE-2.40%

Cadence Design Systems, Inc.(a)                    8,000       175,360
----------------------------------------------------------------------
Electronic Arts Inc.(a)                            6,500       389,675
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               11,500       462,300
======================================================================
                                                             1,027,335
======================================================================

BIOTECHNOLOGY-7.65%

Affymetrix, Inc.(a)                                8,000       302,000
----------------------------------------------------------------------
Amgen Inc.(a)                                      6,000       338,640
----------------------------------------------------------------------
BioMarin Pharmaceuticals Inc.(a)                   8,000       107,520
----------------------------------------------------------------------
Cell Therapeutics, Inc.(a)                         5,500       132,770
----------------------------------------------------------------------
Cephalon, Inc.(a)                                  4,500       340,132
----------------------------------------------------------------------
Chiron Corp.(a)                                    5,000       219,200
----------------------------------------------------------------------
Enzon, Inc.(a)                                     2,250       126,630
----------------------------------------------------------------------
Genentech, Inc.(a)                                 5,500       298,375
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      5,500       379,115
----------------------------------------------------------------------
ILEX Oncology, Inc.(a)                             5,000       135,200
----------------------------------------------------------------------
Invitrogen Corp.(a)                                6,000       371,580
----------------------------------------------------------------------
Protein Design Labs, Inc.(a)                      10,000       329,300
----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                   4,500       192,600
======================================================================
                                                             3,273,062
======================================================================

BROADCASTING & CABLE TV-2.91%

Hispanic Broadcasting Corp.(a)                    17,000       433,500
----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          20,000       809,200
======================================================================
                                                             1,242,700
======================================================================

CASINOS & GAMING-0.56%

International Game Technology(a)                   3,500       239,050
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.57%

Best Buy Co., Inc.(a)                              4,500       335,160
----------------------------------------------------------------------
Circuit City Stores-Circuit City Group            13,000       337,350
======================================================================
                                                               672,510
======================================================================

COMPUTER HARDWARE-2.70%

Compaq Computer Corp.                             20,500       200,080
----------------------------------------------------------------------
Dell Computer Corp.(a)                            17,000       462,060
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
COMPUTER HARDWARE-(CONTINUED)

Sun Microsystems, Inc.(a)                         40,000   $   493,600
======================================================================
                                                             1,155,740
======================================================================

COMPUTER STORAGE & PERIPHERALS-0.51%

Network Appliance, Inc.(a)                        10,000       218,700
======================================================================

DEPARTMENT STORES-0.49%

Kohl's Corp.(a)                                    3,000       211,320
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.51%

Cendant Corp.(a)                                  11,000       215,710
======================================================================

DIVERSIFIED FINANCIAL SERVICES-11.50%

Citigroup Inc.                                    19,500       984,360
----------------------------------------------------------------------
Freddie Mac                                        6,000       392,400
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    7,000       649,250
----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      4,000       267,200
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         16,000       833,920
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  10,500       587,370
----------------------------------------------------------------------
Stilwell Financial, Inc.                          35,000       952,700
----------------------------------------------------------------------
USA Education Inc.                                 3,000       252,060
======================================================================
                                                             4,919,260
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.50%

Waters Corp.(a)                                    5,500       213,125
======================================================================

GENERAL MERCHANDISE STORES-2.56%

Family Dollar Stores, Inc.                         7,500       224,850
----------------------------------------------------------------------
Target Corp.                                      10,000       410,500
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                              8,000       460,400
======================================================================
                                                             1,095,750
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.77%

AmerisourceBergen Corp.                            2,000       127,100
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            2,500       202,125
======================================================================
                                                               329,225
======================================================================

HEALTH CARE EQUIPMENT-2.59%

Baxter International Inc.                          8,000       429,040
----------------------------------------------------------------------
Guidant Corp.(a)                                   5,000       249,000
----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          3,000       232,950
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           6,500       198,510
======================================================================
                                                             1,109,500
======================================================================

HEALTH CARE FACILITIES-0.36%

HCA Inc.                                           4,000       154,160
======================================================================

HOME IMPROVEMENT RETAIL-1.49%

Home Depot, Inc. (The)                            12,500       637,625
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE

HOTELS-1.74%

Royal Caribbean Cruises Ltd.                      27,500   $   445,500
----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         10,000       298,500
======================================================================
                                                               744,000
======================================================================

INTERNET RETAIL-0.55%

eBay Inc.(a)                                       3,500       234,150
======================================================================

INTERNET SOFTWARE & SERVICES-0.29%

Yahoo! Inc.(a)                                     7,000       124,180
======================================================================

IT CONSULTING & SERVICES-0.81%

SunGard Data Systems Inc.(a)                      12,000       347,160
======================================================================

MOTORCYCLE MANUFACTURERS-0.95%

Harley-Davidson, Inc.                              7,500       407,325
======================================================================

MOVIES & ENTERTAINMENT-1.31%

AOL Time Warner Inc.(a)                           17,500       561,750
======================================================================

MULTI-LINE INSURANCE-3.11%

American International Group, Inc.                12,000       952,800
----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      6,000       376,980
======================================================================
                                                             1,329,780
======================================================================

NETWORKING EQUIPMENT-4.06%

Brocade Communications Systems, Inc.(a)           11,000       364,320
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            65,000     1,177,150
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                            8,000       196,000
======================================================================
                                                             1,737,470
======================================================================

PHARMACEUTICALS-6.42%

Abbott Laboratories                                9,000       501,750
----------------------------------------------------------------------
Allergan, Inc.                                     6,000       450,300
----------------------------------------------------------------------
Andrx Group(a)                                     2,500       176,025
----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                          6,500       217,750
----------------------------------------------------------------------
ImClone Systems Inc.(a)                            4,000       185,840
----------------------------------------------------------------------
Johnson & Johnson                                 17,000     1,004,700
----------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      5,000       210,650
======================================================================
                                                             2,747,015
======================================================================

RESTAURANTS-0.70%

Brinker International, Inc.(a)                    10,000       297,600
======================================================================

SEMICONDUCTOR EQUIPMENT-5.60%

Applied Materials, Inc.(a)                        15,000       601,500
----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                     30,000       386,700
----------------------------------------------------------------------
Brooks Automation, Inc.(a)                        10,000       406,700
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                8,500       421,260
----------------------------------------------------------------------
Lam Research Corp.(a)                             25,000       580,500
======================================================================
                                                             2,396,660
======================================================================

SEMICONDUCTORS-8.79%

Altera Corp.(a)                                   22,500       477,450
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

ANADIGICS, Inc.(a)                                12,500   $   190,625
----------------------------------------------------------------------
Analog Devices, Inc.(a)                            5,000       221,950
----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          6,000       245,880
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                         25,000       359,000
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                7,000       158,130
----------------------------------------------------------------------
Intel Corp.                                       26,500       833,425
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      13,000       503,620
----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         21,000       403,830
----------------------------------------------------------------------
Texas Instruments Inc.                            13,000       364,000
======================================================================
                                                             3,757,910
======================================================================

SOFT DRINKS-0.40%

Coca-Cola Enterprises, Inc.                        9,000       170,460
======================================================================

SPECIALTY STORES-0.75%

Bed Bath & Beyond Inc.(a)                          9,500       322,050
======================================================================

SYSTEMS SOFTWARE-4.20%

Microsoft Corp.(a)                                17,500     1,159,725
----------------------------------------------------------------------
Oracle Corp.(a)                                   30,000       414,300
----------------------------------------------------------------------
VERITAS Software Corp.(a)                          5,000       224,100
======================================================================
                                                             1,798,125
======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.88%

JDS Uniphase Corp.(a)                             25,000       218,250
----------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    9,000       155,520
----------------------------------------------------------------------
QUALCOMM Inc.(a)                                   8,500       429,250
======================================================================
                                                               803,020
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.46%

Sprint Corp. (PCS Group)(a)                        8,000       195,280
======================================================================
    Total Domestic Common Stocks (Cost
      $35,286,793)                                          36,100,897
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.48%

BERMUDA-1.98%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                    10,500       282,660
----------------------------------------------------------------------
ACE Ltd. (Property & Casualty Insurance)          14,000       562,100
======================================================================
                                                               844,760
======================================================================

CANADA-2.80%

Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 21,500       868,385
----------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(a)         5,000       330,600
======================================================================
                                                             1,198,985
======================================================================

FINLAND-0.77%

Nokia Oyj-ADR (Telecommunications Equipment)      13,500       331,155
======================================================================

HONG KONG-0.94%

Dah Sing Financial Group (Banks)                  85,000       402,193
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE

ISRAEL-1.12%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                6,500   $   259,285
----------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                             5,500       219,725
======================================================================
                                                               479,010
======================================================================

TAIWAN-2.33%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       30,000       515,100
----------------------------------------------------------------------
United Microelectronics-ADR (Semiconductors)      50,000       480,000
======================================================================
                                                               995,100
======================================================================

UNITED KINGDOM-0.54%

Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      9,000       231,120
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $3,987,520)                            4,482,323
======================================================================

                                                             MARKET
                                                SHARES        VALUE

MONEY MARKET FUNDS-4.99%

STIC Liquid Assets Portfolio(b)                1,068,608   $ 1,068,608
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,068,608     1,068,608
======================================================================
    Total Money Market Funds (Cost
      $2,137,216)                                            2,137,216
======================================================================
TOTAL INVESTMENTS-99.86% (Cost $41,411,529)                 42,720,436
======================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                             57,867
======================================================================
NET ASSETS-100.00%                                         $42,778,303
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $41,411,529)  $42,720,436
------------------------------------------------------------
Receivables for:
  Investments sold                                   724,601
------------------------------------------------------------
  Fund shares sold                                   187,839
------------------------------------------------------------
  Dividends                                           15,229
------------------------------------------------------------
Investment for deferred compensation plan             12,444
============================================================
    Total assets                                  43,660,549
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              667,298
------------------------------------------------------------
  Fund shares reacquired                             146,553
------------------------------------------------------------
  Deferred compensation plan                          12,444
------------------------------------------------------------
Accrued administrative services fees                  19,890
------------------------------------------------------------
Accrued distribution fees                                261
------------------------------------------------------------
Accrued transfer agent fees                            1,446
------------------------------------------------------------
Accrued operating expenses                            34,354
============================================================
    Total liabilities                                882,246
============================================================
Net assets applicable to shares outstanding      $42,778,303
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $39,226,139
____________________________________________________________
============================================================
Series II                                        $ 3,552,164
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,017,409
____________________________________________________________
============================================================
Series II                                            636,125
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      5.59
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      5.58
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,194)                                       $    161,424
------------------------------------------------------------
Dividends from affiliated money market funds          63,132
------------------------------------------------------------
Interest                                               3,178
============================================================
    Total investment income                          227,734
============================================================

EXPENSES:

Advisory fees                                        324,199
------------------------------------------------------------
Administrative services fees                         128,232
------------------------------------------------------------
Custodian fees                                        39,337
------------------------------------------------------------
Distribution fees -- Series II                           435
------------------------------------------------------------
Transfer agent fees                                    8,608
------------------------------------------------------------
Trustees' fees                                         8,537
------------------------------------------------------------
Other                                                 40,925
============================================================
    Total expenses                                   550,273
============================================================
Less: Fees waived                                    (21,988)
------------------------------------------------------------
    Expenses paid indirectly                             (51)
============================================================
    Net expenses                                     528,234
============================================================
Net investment income (loss)                        (300,500)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (19,644,348)
------------------------------------------------------------
  Foreign currencies                                   1,936
------------------------------------------------------------
  Option contracts written                            22,626
============================================================
                                                 (19,619,786)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            4,541,212
------------------------------------------------------------
  Option contracts written                            (6,347)
============================================================
                                                   4,534,865
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (15,084,921)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(15,385,421)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (300,500)   $  (142,711)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (19,619,786)    (6,304,292)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    4,534,865     (3,225,384)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (15,385,421)    (9,672,387)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --           (477)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      13,305,828     49,972,853
-----------------------------------------------------------------------------------------
  Series II                                                      3,558,308             --
=========================================================================================
    Net increase in net assets                                   1,478,715     40,299,989
=========================================================================================

NET ASSETS:

  Beginning of year                                             41,299,588        999,599
=========================================================================================
  End of year                                                 $ 42,778,303    $41,299,588
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 67,407,808    $50,835,171
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (12,478)        (5,413)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (25,925,934)    (6,304,212)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, futures contracts and option contracts           1,308,907     (3,225,958)
=========================================================================================
                                                              $ 42,778,303    $41,299,588
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $293,435, undistributed net realized gains were decreased by $1,936 and shares of beneficial interest was decreased by $291,499 as a result of book/tax differences due to foreign currency gain/loss and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

   The Fund's capital loss carryforward of $24,127,497 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 3,120,883   December 31, 2008
   -------------------------------
    21,006,614   December 31, 2009
   ===============================
   $24,127,497
   _______________________________
   ===============================

   As of December 31, 2001, the fund has a post-October capital loss deferral of $594,044, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $21,814.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $128,232, of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,514 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $261 as compensation under the Plan. For the year ended December 31, 2001, AIM waived fees of $174.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

  During the year ended December 31, 2001, the Fund paid legal fees of $3,101 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $51 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $51.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                            2001     2000
                                           ------    ----
Distributions paid from:
  Ordinary income                          $  --     $477
_________________________________________________________
=========================================================


As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     (24,127,497)
---------------------------------------------------------
Unrealized appreciation (depreciation)           (502,008)
=========================================================
                                             $(24,629,505)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $68,614,085 and $53,364,267, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 3,223,279
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,118,765)
=========================================================
Net unrealized appreciation of investment
  securities                                  $   104,514
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $42,615,922.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      30       $ 13,472
--------------------------------------------------------
Written                               140         47,321
--------------------------------------------------------
Closed                                (80)       (33,464)
--------------------------------------------------------
Exercised                             (90)       (27,329)
========================================================
End of year                            --       $     --
________________________________________________________
========================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                         2000
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------    -----------    ---------    -----------
Sold:
  Series I                                                     3,450,817    $22,216,215    5,158,240    $52,212,162
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     652,411      3,648,439           --
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --           54            477
===================================================================================================================
Reacquired:
  Series I                                                    (1,465,801)    (8,910,387)    (225,902)    (2,239,786)
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (16,286)       (90,131)          --             --
===================================================================================================================
                                                               2,621,141    $16,864,136    4,932,392    $49,972,853
___________________________________________________________________________________________________________________
===================================================================================================================

* Series II shares commenced sales on November 7, 2001.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                        SERIES II
                                                                                                     ----------------
                                                                                                     NOVEMBER 7, 2001
                                                                                                       (DATE SALES
                                                                                                      COMMENCED) TO
                                                                                                       DECEMBER 31,
                                                                                                         2001(a)
                                                                                                     ----------------
Net asset value, beginning of period                                                                      $ 5.33
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                             (0.01)
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                    0.26
=====================================================================================================================
    Total from investment operations                                                                        0.25
=====================================================================================================================
Net asset value, end of period                                                                            $ 5.58
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                                                             4.69%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                  $3,552
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                                          1.45%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                                                       1.61%(c)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets                                                (0.85)%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                                                                      144%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the periods shown.
(c)  Ratios are annualized and based on average daily net assets of $1,177,161.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Dent Demographic Trends Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period November 7, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Dent Demographic Trends Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period November 7, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                  AUDITORS                  SUB-ADVISOR
11 Greenway Plaza         A I M Advisors, Inc.       A I M Distributors, Inc.     Tait, Weller & Baker      H.S. Dent Advisors, Inc.
Suite 100                 11 Greenway Plaza          11 Greenway Plaza            8 Penn Center Plaza       6515 Gwin Road
Houston, TX 77046         Suite 100                  Suite 100                    Suite 800                 Oakland, CA 94611
                          Houston, TX 77046          Houston, TX 77046            Philadelphia, PA 19103

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES    TRANSFER AGENT               CUSTODIAN
Foley & Lardner           Kramer, Levin, Naftalis    A I M Fund Services, Inc.    State Street Bank and
3000 K N.W., Suite 500    & Frankel LLP              P.O. Box 4739                Trust Company
Washington, D.C. 20007    919 Third Avenue           Houston, TX 77210-4739       225 Franklin Street
                          New York, NY 10022                                      Boston, MA 02110

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

             AIM V.I. GOVERNMENT SECURITIES FUND - SERIES II SHARES

ECONOMIC UNCERTAINTY GIVES WAY TO OPTIMISM


HOW DID THE FUND'S SERIES II SHARES PERFORM SINCE THEIR INCEPTION?
AIM V.I. Government Securities Fund Series II Shares debuted during a period of market volatility, economic weakness and geopolitical tension. Despite these conditions they provided a total return of 0.22% from inception on September 19, 2001 through December 31, 2001. Because Series II Shares have been offered for less than a year, this return is cumulative total return that has not been annualized. Fixed income investments (as represented by the Lehman Aggregate Bond Index) outpaced stocks (as represented by the S&P 500) for the year but lagged stocks for the fourth quarter, when confidence in an eventual economic recovery rose and many investors reentered the stock market.

WHAT WERE INTEREST RATE TRENDS--AND HOW DID THEY AFFECT FIXED-INCOME
INVESTMENTS?
The deteriorating economy prompted the U.S. Federal Reserve (the Fed) to aggressively cut short-term interest rates an unprecedented 11 times in 2001. Demonstrating just how concerned it was about the state of the economy, the Fed lowered short-term interest rates from 6.50% at the start of the year to 1.75% at its close--the lowest level in 40 years. But while lower interest rates, tax rebates and lower energy prices put more cash in consumers' wallets and propped up consumer spending, they couldn't prevent the economy from sinking into a manufacturing-led recession.
    Lower interest rates may have helped consumers, but they hurt many fixed-income investors, who saw yields on their investments decline. Yields on money market funds, passbook accounts and other short-term instruments were much more affected by these interest rate cuts than were longer-term instruments. Two-year Treasury notes, for instance, began the year yielding 5.22% and ended the year yielding just 3.05%.

HOW WAS THE FUND POSITIONED AT THE CLOSE OF THE YEAR?
We seek to provide safety of principal and current income by investing in Treasuries, government agency securities and mortgage-backed securities. We do this by maintaining our exposure to each of these three asset classes and by maintaining the fund's duration between three and five years. At the close of the fiscal year, the fund's duration was 4.01 years. We reduced duration and weighted average maturity during the fourth quarter to lessen the fund's volatility and improve fund performance in the face of unprecedented interest rate volatility.
    At the close of the year, mortgage securities accounted for 44% of the fund's total net assets, Treasuries accounted for 17% and agency securities accounted for 34%. We increased our agency holdings during the course of the year because they offered generally attractive yields relative to Treasuries and because they also benefited from the falling interest rate environment


FED RATE CUTS IN 2001

The Fed's 11 cuts in short-term interest rates during 2001 helped consumers--but meant lower yields on most short-term fixed-income investments.

================================================================================
                                  [LINE GRAPH]

1/1/01                                6.5%
                                      6.5
                                        6
                                        6
                                      5.5
                                      5.5
                                        5
                                        5
                                      4.5
                                      4.5
                                        4
                                        4
                                     3.75
                                     3.75
                                      3.5
                                      3.5
                                        3
                                        3
                                      2.5
                                      2.5
                                        2
                                        2
12/31/01                             1.75

                                                               Source: Bloomberg
================================================================================

FUND AT A GLANCE

AIM V.I. Government Securities Fund seeks a high level of current income consistent with reasonable concern for safety of principal.
o Invests in debt securities issued, guaranteed or otherwise backed by the U.S. government, including Treasury, agency and mortgage-backed securities
o Seeks the income of a 30-year U.S. Treasury bond with the risk of the five-year U.S. Treasury note

             AIM V.I. GOVERNMENT SECURITIES FUND - SERIES II SHARES

characteristic of most of 2001. Mortgages continued to account for the largest portion of the fund's assets because they, too, offered attractive yields relative to Treasuries going into a year in which rates are unlikely to fall as dramatically as they did in the previous two years. Mortgage prices also could potentially benefit in the coming year as the volatility we saw in 2001 settles down to more normal levels.

HOW WERE BONDS PERFORMING AT THE END OF THE FISCAL YEAR?
Bonds remained positive for several reasons:
o The economy remained weak and seemed unlikely to rebound dramatically in the immediate future. Stable short-term interest rates could be positive for bonds.
o Continuing stock market volatility and economic uncertainty prompted investors to continue to seek relatively safe havens.
o Low inflation made bond yields attractive--and because inflation remained under control, it posed little danger to bond prices or returns.
o Global economic weakness and political uncertainty made the relative security of U.S. government bonds attractive to investors around the world. Even if the economy rebounds strongly in the next several months and even if the Fed embarks on a series of interest rate increases, the fund's intermediate-term duration and weighted average maturity, as well as its sector allocation, could provide some protection to shareholders.

WHAT WERE CONDITIONS LIKE AT THE END OF 2001?
As the year ended, the economy seemed to be improving--or at least stabilizing. Signs of stabilization in the labor market, improving consumer confidence and expanding manufacturing activity--along with continued strength in the housing market, low energy prices and an absence of inflation--reinforced the consensus view among most economists that a recovery will take hold at some point in 2002. The Fed remained vigilant for signs of economic weakness and appeared determined to use its power to reinvigorate the economy. Meanwhile, the United States achieved its initial anti-terrorism goals in Afghanistan more quickly and easily than many had expected.
    During 2001, as during 2000, investors saw just how important bonds can be as part of a diversified investment portfolio. Fixed income securities, particularly government bonds, can provide peace of mind during periods of economic or stock market volatility.

The performance figures shown in this report, which represent AIM V.I. Government Securities Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would reduce the total return. AIM V.I. Government Securities Fund Series II Shares' performance figures are historical, and they reflect fund expenses, reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
    The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.
    The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the U.S. stock market.
    Government securities (such as U.S. Treasury bills, notes and bonds) offer a high degree of safety, and they guarantee the timely repayment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends and they do not reflect sales charges or fund expenses.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
U.S. GOVERNMENT AGENCY SECURITIES-78.59%

FEDERAL FARM CREDIT BANK-6.63%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $5,600,000   $  5,740,306
------------------------------------------------------------------------
  5.75%, 01/18/11                               2,000,000      1,978,980
------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                               2,500,000      2,330,050
========================================================================
                                                              10,049,336
========================================================================

FEDERAL HOME LOAN BANK-14.78%

Bonds,
  3.88%, 12/15/04                              12,100,000     12,006,830
------------------------------------------------------------------------
  6.50%, 11/15/05                                 275,000        294,176
------------------------------------------------------------------------
  5.38%, 05/15/06                               1,600,000      1,636,752
------------------------------------------------------------------------
  7.25%, 02/15/07                                 895,000        981,904
------------------------------------------------------------------------
  5.75%, 05/15/08                               1,305,000      1,335,171
------------------------------------------------------------------------
  6.88%, 09/10/12                               1,000,000      1,022,130
------------------------------------------------------------------------
Medium Term Notes,
  8.17%, 12/16/04                                 400,000        447,596
------------------------------------------------------------------------
Unsec. Bonds,
  8.00%, 05/24/05                               1,860,000      1,899,525
------------------------------------------------------------------------
  8.10%, 05/24/05                               2,720,000      2,778,861
========================================================================
                                                              22,402,945
========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-18.66%

Debentures,
  7.21%, 03/19/07                               1,400,000      1,413,874
------------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 11/01/08 to 09/01/13                     764,038        775,448
------------------------------------------------------------------------
  6.50%, 12/01/08 to 08/01/31                   6,951,257      7,052,268
------------------------------------------------------------------------
  7.00%, 11/01/10 to 10/01/31                  12,060,738     12,309,823
------------------------------------------------------------------------
  10.50%, 08/01/19                                 65,275         72,924
------------------------------------------------------------------------
  8.50%, 09/01/20 to 10/01/29                   3,420,199      3,676,145
------------------------------------------------------------------------
  10.00%, 03/01/21                              1,450,545      1,613,267
------------------------------------------------------------------------
  7.50%, 09/01/30                               1,331,795      1,375,078
========================================================================
                                                              28,288,827
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-26.91%

Medium Term Notes,
  7.38%, 03/28/05                                 300,000        325,485
------------------------------------------------------------------------
  6.88%, 09/24/12                               2,500,000      2,555,425
------------------------------------------------------------------------
  6.47%, 09/25/12                               1,625,000      1,680,949
------------------------------------------------------------------------
Notes,
  7.55%, 04/22/02                                 400,000        406,324
------------------------------------------------------------------------
  6.15%, 03/15/11                               1,865,000      1,852,933
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs.,
  7.00%, 03/01/04 to 01/01/28                  $1,546,214   $  1,588,941
------------------------------------------------------------------------
  7.50%, 11/01/09 to 07/01/31                   2,701,358      2,800,616
------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/31                   5,968,281      6,001,685
------------------------------------------------------------------------
  10.00%, 03/01/16                                399,033        443,050
------------------------------------------------------------------------
  8.00%, 09/01/22 to 07/01/31                   3,010,487      3,168,005
------------------------------------------------------------------------
  8.50%, 09/01/24 to 02/01/25                   1,447,194      1,561,212
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 02/01/32(a)                           17,800,000     17,852,598
------------------------------------------------------------------------
STRIPS,(b)
  6.74%, 10/09/19                               1,000,000        310,540
------------------------------------------------------------------------
  7.37%, 10/09/19                                 800,000        248,432
========================================================================
                                                              40,796,195
========================================================================

FINANCIAL ASSISTANCE CORP.-0.05%

Gtd. Bonds,
  9.38%, 07/21/03                                  75,000         82,036
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.66%

Pass Through Ctfs.,
  9.50%, 08/15/03 to 09/15/16                      22,859         25,285
------------------------------------------------------------------------
  7.50%, 03/15/08 to 08/15/28                   1,277,378      1,327,769
------------------------------------------------------------------------
  9.00%, 09/15/08 to 10/15/16                      56,287         61,472
------------------------------------------------------------------------
  11.00%, 10/15/15                                 17,146         19,862
------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                     15,587         17,902
------------------------------------------------------------------------
  10.00%, 06/15/19                                374,786        423,273
------------------------------------------------------------------------
  6.50%, 12/15/23                                 262,371        265,567
------------------------------------------------------------------------
  8.00%, 07/15/24 to 07/15/26                   2,444,694      2,591,319
------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/28                   2,280,893      2,334,335
========================================================================
                                                               7,066,784
========================================================================

PRIVATE EXPORT FUNDING COMPANY-2.36%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                               1,000,000      1,100,610
------------------------------------------------------------------------
Series NN, Debentures,
  7.30%, 01/31/02                                 300,000        301,167
------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                               2,000,000      2,179,000
========================================================================
                                                               3,580,777
========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.10%

Medium Term Notes,
  6.50%, 08/01/02                                 150,000        153,581
========================================================================

TENNESSEE VALLEY AUTHORITY-4.44%

Series A, Bonds,
  5.63%, 01/18/11                               4,800,000      4,734,000
------------------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
TENNESSEE VALLEY AUTHORITY-(CONTINUED)

Series G, Bonds,
  5.38%, 11/13/08                              $2,000,000   $  2,000,800
========================================================================
                                                               6,734,800
========================================================================
    Total U.S. Government Agency Securities
      (Cost $118,363,390)                                    119,155,281
========================================================================

U.S. TREASURY SECURITIES-16.69%

U.S. TREASURY NOTES-11.83%

3.00%, 11/30/03(c)                              5,500,000      5,498,240
------------------------------------------------------------------------
6.75%, 05/15/05                                 5,665,000      6,163,010
------------------------------------------------------------------------
4.63%, 05/15/06(c)                              5,000,000      5,070,950
------------------------------------------------------------------------
7.88%, 11/15/07                                 1,150,000      1,203,510
========================================================================
                                                              17,935,710
========================================================================

U.S. TREASURY BONDS-4.23%

9.25%, 02/15/16                                   550,000        743,974
------------------------------------------------------------------------
7.50%, 11/15/24                                   500,000        609,550
------------------------------------------------------------------------
7.63%, 02/15/25                                   550,000        679,608
------------------------------------------------------------------------
6.88%, 08/15/25                                   500,000        570,400
------------------------------------------------------------------------
6.25%, 05/15/30                                 3,520,000      3,812,054
========================================================================
                                                               6,415,586
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

U.S. TREASURY STRIPS-0.63%(B)

5.38%, 05/15/06                                $  750,000   $    621,052
------------------------------------------------------------------------
6.79%, 11/15/18                                   905,000        330,660
========================================================================
                                                                 951,712
========================================================================
    Total U.S. Treasury Securities (Cost
      $24,758,418)                                            25,303,008
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-22.48%

STIT Government & Agency Portfolio (Cost
  $34,074,810)(d)                              34,074,810     34,074,810
========================================================================
TOTAL INVESTMENTS--117.76% (Cost
  $177,196,618)                                              178,533,099
========================================================================
OTHER ASSETS LESS LIABILITIES-(17.76%)                       (26,927,206)
========================================================================
NET ASSETS-100.00%                                          $151,605,893
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 12/31/01.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost
  $177,196,618)                                 $178,533,099
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   492,916
------------------------------------------------------------
  Dividends and interest                           1,212,872
------------------------------------------------------------
  Principal paydowns                                  36,089
------------------------------------------------------------
Investment for deferred compensation plan             40,959
------------------------------------------------------------
Other assets                                           3,774
============================================================
    Total assets                                 180,319,709
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           17,768,468
------------------------------------------------------------
  Fund shares reacquired                             204,671
------------------------------------------------------------
  Interest expense                                     2,753
------------------------------------------------------------
  Deferred compensation plan                          40,959
------------------------------------------------------------
  Reverse repurchase agreements                   10,586,250
------------------------------------------------------------
Accrued administrative services fees                  83,194
------------------------------------------------------------
Accrued distribution fees                                232
------------------------------------------------------------
Accrued operating expenses                            27,289
============================================================
    Total liabilities                             28,713,816
============================================================
Net assets applicable to shares outstanding     $151,605,893
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $150,660,361
____________________________________________________________
============================================================
Series II                                       $    945,532
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          13,067,096
____________________________________________________________
============================================================
Series II                                             82,080
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      11.53
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      11.52
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Interest                                          $7,823,932
------------------------------------------------------------
Dividends from affiliated money market funds       1,191,603
============================================================
    Total investment income                        9,015,535
============================================================

EXPENSES:

Advisory fees                                        731,079
------------------------------------------------------------
Administrative services fees                         350,090
------------------------------------------------------------
Custodian fees                                        32,141
------------------------------------------------------------
Distribution fees -- Series II                           232
------------------------------------------------------------
Interest                                             407,756
------------------------------------------------------------
Transfer agent fees                                    7,230
------------------------------------------------------------
Trustees' fees                                         9,000
------------------------------------------------------------
Other                                                 35,132
============================================================
    Total expenses                                 1,572,660
============================================================
Less: Fees waived                                     (1,957)
============================================================
    Net expenses                                   1,570,703
============================================================
Net investment income                              7,444,832
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities       1,717,730
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities           (200,646)
============================================================
Net gain from investment securities                1,517,084
============================================================
Net increase in net assets resulting from
  operations                                      $8,961,916
____________________________________________________________
============================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  7,444,832    $ 4,322,052
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            1,717,730       (921,238)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (200,646)     3,668,816
=========================================================================================
    Net increase in net assets resulting from operations         8,961,916      7,069,630
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (4,304,055)    (3,633,258)
-----------------------------------------------------------------------------------------
  Series II                                                        (21,360)            --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      61,991,992      9,804,480
-----------------------------------------------------------------------------------------
  Series II                                                        975,326             --
=========================================================================================
    Net increase in net assets                                  67,603,819     13,240,852
=========================================================================================

NET ASSETS:

  Beginning of year                                             84,002,074     70,761,222
=========================================================================================
  End of year                                                 $151,605,893    $84,002,074
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $143,636,616    $80,669,298
-----------------------------------------------------------------------------------------
  Undistributed net investment income                            7,860,269      4,287,354
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (1,227,473)    (2,491,705)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               1,336,481      1,537,127
=========================================================================================
                                                              $151,605,893    $84,002,074
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

   Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $453,498 and undistributed net realized gains decreased by $453,498 as a result of differing book/tax treatment of principal paydown gains/(losses). Net assets of the Fund were unaffected by the above reclassifications.

   As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to January 1, 2001 the Fund recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. This accounting change resulted in a decrease of the net investment income per share of $0.03 and a decrease of the ratio of investment income to average net assets of 0.31% for the year ended December 31, 2001.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

                      AIM V.I. GOVERNMENT SECURITIES FUND

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $496,743 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009. As of December 31, 2001, the fund has a post-October capital loss deferral of $730,731, which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,957.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $350,090 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,840 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $232 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,128 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
  The maximum amount outstanding during the year ended December 31, 2001 was $24,751,875 while borrowings averaged $10,592,414 per day with a weighted average interest rate of 3.85%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 5-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001          2000
                                   ----------    ----------
Distributions paid from ordinary
  income                           $4,325,415    $3,633,258
===========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $7,902,796
---------------------------------------------------------
Capital loss carryforward                        (496,743)
---------------------------------------------------------
Unrealized appreciation                           563,224
=========================================================
                                               $7,969,277
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $292,283,709 and $239,013,957, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $1,830,206
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (493,725)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,336,481
_________________________________________________________
=========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                    11,782,921    $135,803,545     2,420,711    $ 26,835,386
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      83,825         996,647            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       374,266       4,304,055       327,911       3,633,258
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                       1,859          21,360            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (6,614,320)    (78,115,608)   (1,884,206)    (20,664,164)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (3,604)        (42,681)           --              --
======================================================================================================================
                                                               5,624,947    $ 62,967,318       864,416    $  9,804,480
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                  SERIES II
                                                              ------------------
                                                              SEPTEMBER 19, 2001
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                   2001(a)
                                                              ------------------
Net asset value, beginning of period                                $11.84
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.16
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.14)
================================================================================
    Total from investment operations                                  0.02
================================================================================
Less dividends from net investment income                            (0.34)
================================================================================
Net asset value, end of period                                      $11.52
________________________________________________________________________________
================================================================================
Total return(b)                                                       0.22%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  946
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                            1.41%(c)
================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                            1.13%(c)
================================================================================
Ratio of net investment income to average net assets                  4.76%(c)
================================================================================
Ratio of interest expense to average net assets                       0.28%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                199%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and those charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $329,168.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                      AIM V.I. GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,           1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                         Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                      AIM V.I. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND              INVESTMENT ADVISOR               DISTRIBUTOR                       AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.             A I M Distributors, Inc.          Tait, Weller & Baker
Suite 100                       11 Greenway Plaza                11 Greenway Plaza                 8 Penn Center Plaza
Houston, TX 77046               Suite 100                        Suite 100                         Suite 800
                                Houston, TX 77046                Houston, TX 77046                 Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES          TRANSFER AGENT                    CUSTODIAN
Foley & Lardner                 Kramer, Levin, Naftalis          A I M Fund Services, Inc.         State Street Bank and
3000 K N.W., Suite 500          & Frankel LLP                    P.O. Box 4739                     Trust Company
Washington, D.C. 20007          919 Third Avenue                 Houston, TX 77210-4739            225 Franklin Street
                                New York, NY 10022                                                 Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 17.50% was derived from U.S. Treasury
Obligations.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                     AIM V.I. GROWTH FUND - SERIES II SHARES

FUND PERFORMS STRONGLY AS CONFIDENCE IMPROVES


HOW DID AIM V.I. GROWTH FUND SERIES II SHARES PERFORM SINCE INCEPTION?
AIM V.I. Growth Fund Series II Shares debuted during a period of market volatility, economic weakness and geopolitical tension. Despite these conditions the fund's Series II Shares returned 11.79% from inception on September 19, 2001 through December 31, 2001. Because Series II Shares have been offered for less than a year, this return is cumulative total return that has not been annualized. Among the reasons the fund performed so strongly was renewed confidence that the economy, which struggled in 2001, would likely improve in 2002.

WHAT WERE THE MAJOR TRENDS IN THE ECONOMY AND THE FINANCIAL MARKETS DURING 2001? The economy remained weak even as the U.S. Federal Reserve (the Fed) aggressively cut short-term interest rates and Congress approved $35 billion in tax rebates to 83 million American taxpayers. In 11 separate rate cuts, the most ever in a calendar year, the Fed cut short-term interest rates from 6.50% to 1.75% (the lowest level in 40 years)--hoping that lower rates would spur consumers to spend and businesses to expand.
    But neither the economy nor the stock markets responded until the fourth quarter of the year. U.S. gross domestic product (the broadest measure of economic activity) contracted at an annualized rate of 1.3% in the third quarter of 2001. Unemployment rose from 4.2% in January to 5.8% in December as employers announced nearly 2 million job cuts during the year.
    The terrorist attacks of September 11 exacerbated an already difficult market. Following the attacks, markets closed for nearly a week--the longest suspension of trading since the Great Depression. After the markets reopened on September 17, the Dow Jones Industrial Average experienced its worst week in more than 60 years, falling more than 14% in just five days. But by early November, major market indexes had recouped all of their post-attack losses.

HOW WAS THE FUND POSITIONED AT THE CLOSE OF THE FISCAL YEAR?
At the close of the year, the fund was broadly diversified among 76 stocks, many of them earnings momentum stocks that we believe are poised to benefit from an economic recovery.
    As information technology stocks rallied in the fourth quarter, we began adding to the fund's technology-related holdings. Late in 2001, there were signs that orders for information technology goods were increasing and inventories were declining somewhat. Also, several high-profile technology-related companies reported better-than-expected earnings. While these trends were not totally conclusive, given the attractive valuation of many technology

FUND AT A GLANCE

AIM V.I. Growth Fund seeks long-term growth of capital by investing primarily in common stocks of leading U.S. companies considered by management to have strong earnings potential.

INVESTMENT STYLE: GROWTH (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)
o Invests in companies with strong earnings-growth potential across any or all market sectors
o Invests in core growth holdings--well-established companies with long-term records of above-average earnings growth
o Also invests in earnings-momentum holdings--companies experiencing ~a recent burst in profitability

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

====================================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------------
 1.  Cisco Systems, Inc.                        3.5%             1.  Pharmaceuticals                           10.7%

 2.  Johnson & Johnson                          3.4              2.  Semiconductors                             8.0

 3.  Microsoft Corp.                            3.1              3.  Health Care Equipment                      7.4

 4.  Baxter International Inc.                  2.6              4.  Systems Software                           6.2

 5.  Tenet Healthcare Corp.                     2.5              5.  Specialty Stores                           4.7

 6.  Lowe's Cos., Inc.                          2.2              6.  Health Care Distributors & Services        4.6

 7.  First Data Corp.                           2.1              7.  Semiconductor Equipment                    4.2

 8.  Best Buy Co., Inc.                         2.1              8.  Home Improvement Retail                    3.9

 9.  Lockheed Martin Corp.                      2.0              9.  Networking Equipment                       3.5

10.  Computer Associates International, Inc.    2.0             10.  Computer & Electronics Retail              3.4

The fund's portfolio is subject to change, and there is no guarantee it will continue to hold any particular security.

====================================================================================================================

                     AIM V.I. GROWTH FUND - SERIES II SHARES

stocks and our long-term bullishness on the sector, we added to our holdings.
    We continued to favor health care stocks because of their defensive characteristics, strong earnings growth potential and solid fundamentals. We also liked consumer-discretionary stocks, since many retailers enjoyed stronger-than-expected holiday sales. The recent rebound in consumer confidence, historically low interest rates and falling energy prices (and, we hope, an eventual economic recovery) could motivate consumers to spend more.

WHAT WERE SOME OF THE FUND'S MAJOR HOLDINGS?
Major holdings in AIM V.I. Growth Fund at the close of the year included these stocks, which have performed well for the fund since we purchased them and which have the potential to continue growing:
o Microsoft, the world's largest computer software company, has aggressively expanded into Internet access, cable television and video game consoles.
o Lowe's, the nation's #2 home improvement retailer, has benefited from a robust real estate market and consumers' desire to fix up (and spend more time in) their homes.
o Lockheed Martin, the world's largest defense contractor, recently was named the main contractor for the military's Joint Strike Fighter--a contract potentially worth up to $200 billion over 40 years.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE FISCAL YEAR?
As the year ended, there were signs that the economy was strengthening--or at least stabilizing. Signs of stabilization in the labor market, improving consumer confidence, expanding manufacturing activity--along with continued strength in the housing market, low energy prices and an absence of inflation--reinforced the consensus view among economists that a recovery will take hold at some point in 2002.
    Meanwhile, the United States achieved its initial anti-terrorism goals in Afghanistan more quickly and more easily than many had expected, and the government stepped up its homeland security efforts as well. Despite fourth-quarter gains that were dramatic in some sectors, stocks remained favorably priced and a considerable amount of cash remained in money market accounts--money that could potentially be deployed into stocks.

Performance figures, which represent AIM V.I. Growth Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would reduce the total return. AIM V.I. Growth Fund Series II Shares' performance figures are historical and reflect fund expenses, reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
    The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.97%

AEROSPACE & DEFENSE-2.05%

Lockheed Martin Corp.                             264,200   $ 12,330,214
========================================================================

APPLICATION SOFTWARE-1.34%

Intuit Inc.(a)                                    189,400      8,098,744
========================================================================

BANKS-1.55%

Bank of America Corp.                             148,200      9,329,190
========================================================================

BIOTECHNOLOGY-0.72%

Chiron Corp.(a)                                    98,900      4,335,776
========================================================================

CASINOS & GAMING-1.61%

International Game Technology(a)                  141,600      9,671,280
========================================================================

COMPUTER & ELECTRONICS RETAIL-3.38%

Best Buy Co., Inc.(a)                             166,500     12,400,920
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      30,900      1,659,639
------------------------------------------------------------------------
Circuit City Stores-Circuit City Group            242,300      6,287,685
========================================================================
                                                              20,348,244
========================================================================

COMPUTER HARDWARE-0.93%

International Business Machines Corp.              46,100      5,576,256
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.79%

Network Appliance, Inc.(a)                        216,600      4,737,042
========================================================================

CONSUMER ELECTRONICS-1.09%

Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Netherlands)                          225,500      6,564,305
========================================================================

CONSUMER FINANCE-0.23%

Countrywide Credit Industries, Inc.                33,900      1,388,883
========================================================================

DATA PROCESSING SERVICES-2.86%

Concord EFS, Inc.(a)                               49,400      1,619,332
------------------------------------------------------------------------
First Data Corp.                                  162,100     12,716,745
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    68,800      2,911,616
========================================================================
                                                              17,247,693
========================================================================

DEPARTMENT STORES-0.70%

Kohl's Corp.(a)                                    59,500      4,191,180
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.30%

H&R Block, Inc.                                   175,000      7,822,500
========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.13%

Fannie Mae                                        119,700      9,516,150
------------------------------------------------------------------------
Freddie Mac                                       142,300      9,306,420
========================================================================
                                                              18,822,570
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.96%

Celestica Inc. (Canada)(a)                        151,700   $  6,127,163
------------------------------------------------------------------------
Waters Corp.(a)                                   146,000      5,657,500
========================================================================
                                                              11,784,663
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.59%

AdvancePCS(a)                                      89,800      2,635,630
------------------------------------------------------------------------
AmerisourceBergen Corp.                           193,300     12,284,215
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            74,500      6,023,325
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          93,800      6,726,398
========================================================================
                                                              27,669,568
========================================================================

HEALTH CARE EQUIPMENT-7.36%

Baxter International Inc.                         292,900     15,708,227
------------------------------------------------------------------------
Biomet, Inc.(a)                                   156,300      4,829,670
------------------------------------------------------------------------
Guidant Corp.(a)                                  201,000     10,009,800
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         101,000      7,842,650
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          195,300      5,964,462
========================================================================
                                                              44,354,809
========================================================================

HEALTH CARE FACILITIES-2.79%

Tenet Healthcare Corp.(a)                         254,000     14,914,880
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         44,400      1,899,432
========================================================================
                                                              16,814,312
========================================================================

HOME IMPROVEMENT RETAIL-3.89%

Home Depot, Inc. (The)                            193,300      9,860,233
------------------------------------------------------------------------
Lowe's Cos., Inc.                                 291,700     13,537,797
========================================================================
                                                              23,398,030
========================================================================

INDUSTRIAL CONGLOMERATES-2.02%

Tyco International Ltd. (Bermuda)                 206,400     12,156,960
========================================================================

IT CONSULTING & SERVICES-3.21%

Accenture Ltd.-Class A (Bermuda)(a)               129,000      3,472,680
------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      94,200      9,997,446
------------------------------------------------------------------------
Electronic Data Systems Corp.                      85,600      5,867,880
========================================================================
                                                              19,338,006
========================================================================

LEISURE PRODUCTS-1.08%

Hasbro, Inc.                                      202,400      3,284,952
------------------------------------------------------------------------
Mattel, Inc.                                      188,500      3,242,200
========================================================================
                                                               6,527,152
========================================================================

MANAGED HEALTH CARE-2.49%

Caremark Rx, Inc.(a)                              374,000      6,099,940
------------------------------------------------------------------------
UnitedHealth Group Inc.                           126,000      8,917,020
========================================================================
                                                              15,016,960
========================================================================

                              AIM V.I. GROWTH FUND

                                                               MARKET
                                                 SHARES        VALUE

NETWORKING EQUIPMENT-3.53%

Cisco Systems, Inc.(a)                          1,173,000   $ 21,243,030
========================================================================

PHARMACEUTICALS-10.69%

Biovail Corp. (Canada)(a)                         168,300      9,466,875
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          175,000      8,925,000
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       96,500      7,908,175
------------------------------------------------------------------------
Johnson & Johnson                                 342,700     20,253,570
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     145,933      6,148,157
------------------------------------------------------------------------
Mylan Laboratories Inc.                           162,200      6,082,500
------------------------------------------------------------------------
Pfizer Inc.                                       141,000      5,618,850
========================================================================
                                                              64,403,127
========================================================================

PROPERTY & CASUALTY INSURANCE-0.35%

Radian Group Inc.                                  49,400      2,121,730
========================================================================

RESTAURANTS-2.28%

Darden Restaurants, Inc.                          126,600      4,481,640
------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                 63,600      3,129,120
------------------------------------------------------------------------
Wendy's International, Inc.                       209,700      6,116,949
========================================================================
                                                              13,727,709
========================================================================

SEMICONDUCTOR EQUIPMENT-4.20%

Applied Materials, Inc.(a)                        269,700     10,814,970
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                86,200      4,272,072
------------------------------------------------------------------------
Lam Research Corp.(a)                             114,300      2,654,046
------------------------------------------------------------------------
Teradyne, Inc.(a)                                 251,100      7,568,154
========================================================================
                                                              25,309,242
========================================================================

SEMICONDUCTORS-7.98%

Analog Devices, Inc.(a)                            99,800      4,430,122
------------------------------------------------------------------------
Intel Corp.                                       358,400     11,271,680
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                         119,600      3,857,100
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      122,100      4,730,154
------------------------------------------------------------------------
NVIDIA Corp.(a)                                   109,200      7,305,480
------------------------------------------------------------------------
Semtech Corp.(a)                                  111,800      3,990,142
------------------------------------------------------------------------
STMicroelectronics N.V. (Switzerland)(a)           87,590      2,815,807
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               562,900   $  9,664,993
========================================================================
                                                              48,065,478
========================================================================

SOFT DRINKS-1.49%

Pepsi Bottling Group, Inc. (The)                  381,800      8,972,300
========================================================================

SPECIALTY STORES-4.73%

AutoZone, Inc.(a)                                  77,600      5,571,680
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         169,300      5,739,270
------------------------------------------------------------------------
Blockbuster Inc.-Class A                          318,400      8,023,680
------------------------------------------------------------------------
Office Depot, Inc.(a)                             494,900      9,175,446
========================================================================
                                                              28,510,076
========================================================================

SYSTEMS SOFTWARE-6.16%

Computer Associates International, Inc.           357,400     12,326,726
------------------------------------------------------------------------
Microsoft Corp.(a)                                281,600     18,661,632
------------------------------------------------------------------------
Symantec Corp.(a)                                  92,100      6,108,993
========================================================================
                                                              37,097,351
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.49%

Nokia Oyj-ADR (Finland)                           125,900      3,088,327
------------------------------------------------------------------------
Polycom, Inc.(a)                                  170,900      5,878,960
========================================================================
                                                               8,967,287
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $502,840,649)                          565,941,667
========================================================================

MONEY MARKET FUNDS-5.80%

STIC Liquid Assets Portfolio(b)                17,449,753     17,449,753
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        17,449,753     17,449,753
========================================================================
    Total Money Market Funds (Cost
      $34,899,506)                                            34,899,506
========================================================================
TOTAL INVESTMENTS-99.77% (Cost $537,740,155)                 600,841,173
========================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                            1,410,739
========================================================================
NET ASSETS-100.00%                                          $602,251,912
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $537,740,155)                                 $600,841,173
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,376,148
------------------------------------------------------------
  Fund shares sold                                   556,399
------------------------------------------------------------
  Dividends                                          312,786
------------------------------------------------------------
Investment for deferred compensation plan             47,522
------------------------------------------------------------
Other assets                                             247
============================================================
    Total assets                                 604,134,275
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              936,141
------------------------------------------------------------
  Fund shares reacquired                             541,123
------------------------------------------------------------
  Deferred compensation plan                          47,522
------------------------------------------------------------
Accrued administrative services fees                 301,559
------------------------------------------------------------
Accrued distribution fees                                257
------------------------------------------------------------
Accrued transfer agent fees                            1,628
------------------------------------------------------------
Accrued operating expenses                            54,133
============================================================
    Total liabilities                              1,882,363
============================================================
Net assets applicable to shares outstanding     $602,251,912
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $601,648,280
____________________________________________________________
============================================================
Series II                                       $    603,632
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          36,758,505
____________________________________________________________
============================================================
Series II                                             36,906
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      16.37
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      16.36
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,011)                                     $   2,798,763
------------------------------------------------------------
Dividends from affiliated money market funds       1,860,762
------------------------------------------------------------
Interest                                             115,177
============================================================
    Total investment income                        4,774,702
============================================================

EXPENSES:

Advisory fees                                      4,174,059
------------------------------------------------------------
Administrative services fees                       1,488,780
------------------------------------------------------------
Custodian fees                                       120,083
------------------------------------------------------------
Distribution fees -- Series II                           257
------------------------------------------------------------
Transfer agent fees                                   30,074
------------------------------------------------------------
Trustees' fees                                        11,127
------------------------------------------------------------
Other                                                131,754
============================================================
    Total expenses                                 5,956,134
============================================================
Less: Fees waived                                     (3,371)
------------------------------------------------------------
    Expenses paid indirectly                            (564)
============================================================
    Net expenses                                   5,952,199
============================================================
Net investment income (loss)                      (1,177,497)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (321,507,474)
------------------------------------------------------------
  Foreign currencies                                  (8,188)
------------------------------------------------------------
  Futures contracts                               (3,041,152)
============================================================
                                                (324,556,814)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           16,460,399
------------------------------------------------------------
  Foreign currencies                                    (391)
============================================================
                                                  16,460,008
============================================================
Net gain (loss) from investment securities,
  foreign currencies and futures contracts      (308,096,806)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(309,274,303)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  (1,177,497)   $     967,648
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (324,556,814)     (22,352,060)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                               16,460,008     (210,744,517)
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (309,274,303)    (232,128,929)
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                       (1,436,399)         (84,187)
--------------------------------------------------------------------------------------------
  Series II                                                          (1,390)              --
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                               --      (29,175,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       33,201,050      436,475,542
--------------------------------------------------------------------------------------------
  Series II                                                         580,648               --
============================================================================================
    Net increase (decrease) in net assets                      (276,930,394)     175,086,626
============================================================================================

NET ASSETS:

  Beginning of year                                             879,182,306      704,095,680
============================================================================================
  End of year                                                 $ 602,251,912    $ 879,182,306
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 890,606,504    $ 858,004,800
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (59,125)       1,384,355
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (351,394,541)     (26,845,915)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           63,099,074       46,639,066
============================================================================================
                                                              $ 602,251,912    $ 879,182,306
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development /event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $1,171,806, undistributed net realized gains (losses) increased by $8,188 and shares of beneficial interest decreased by $1,179,994 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and return of capital reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                              AIM V.I. GROWTH FUND

   The Fund's capital loss carryforward of $329,073,114 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
   $ 4,002,102    December 31, 2008
   --------------------------------
   325,071,012    December 31, 2009
   ================================
   $329,073,114
   ________________________________
   ================================

   The Fund has a post-October capital loss deferral of $15,497,253 as of December 31, 2001 which will be recognized in the next succeeding tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the expenses to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $3,371.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $1,488,780 of which AIM retained $112,079 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $3,820 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $257 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,992 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                              AIM V.I. GROWTH FUND

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $564 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $564.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001          2000
                                  ----------    -----------
Distributions paid from:
  Ordinary income                 $1,437,789    $    87,092
-----------------------------------------------------------
  Long-term capital gain                  --     29,172,895
===========================================================
                                  $ 1437,789    $29,259,987
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Components of distributable earnings
  Capital loss carryforward                 $(329,073,114)
---------------------------------------------------------
  Unrealized appreciation                      40,718,522
=========================================================
                                            $(288,354,592)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,542,837,360 and $1,514,256,426, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 71,642,643
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (15,365,800)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 56,276,843
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $544,564,330.

                              AIM V.I. GROWTH FUND

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                     8,864,865    $166,073,915    15,512,849    $504,462,673
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      38,052         599,422            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        89,663       1,436,399     1,115,941      29,259,987
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                          87           1,390            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (7,625,551)   (134,309,264)   (3,030,650)    (97,247,118)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,233)        (20,164)           --              --
======================================================================================================================
                                                               1,365,883    $ 33,781,698    13,598,140    $436,475,542
______________________________________________________________________________________________________________________
======================================================================================================================

(*)  Series II shares commenced sales on September 19, 2001.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                          SERIES II
                                                                                                      ------------------
                                                                                                      SEPTEMBER 19, 2001
                                                                                                         (DATE SALES
                                                                                                        COMMENCED) TO
                                                                                                         DECEMBER 31,
                                                                                                           2001(a)
                                                                                                      ------------------
Net asset value, beginning of period                                                                        $14.67
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                               (0.02)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                      1.75
========================================================================================================================
    Total from investment operations                                                                          1.73
========================================================================================================================
Less dividends from net investment income                                                                    (0.04)
========================================================================================================================
Net asset value, end of period                                                                              $16.36
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                                                              11.79%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                    $  604
========================================================================================================================
Ratio of expenses to average net assets                                                                       1.17%(c)
========================================================================================================================
Ratio of net investment income (loss) to average net assets                                                  (0.46)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                                                                        239%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $364,503.

                              AIM V.I. GROWTH FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                              AIM V.I. GROWTH FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                              AIM V.I. GROWTH FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND              INVESTMENT ADVISOR               DISTRIBUTOR                        AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.             A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                       11 Greenway Plaza                11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046               Suite 100                        Suite 100                          Suite 800
                                Houston, TX 77046                Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES          TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                 Kramer, Levin, Naftalis          A I M Fund Services, Inc.          State Street Bank and
3000 K N.W., Suite 500          & Frankel LLP                    P.O. Box 4739                      Trust Company
Washington, D.C. 20007          919 Third Avenue                 Houston, TX 77210-4739             225 Franklin Street
                                New York, NY 10022                                                  Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 100.00% is eligible for the dividends received deduction for corporations.

                              AIM V.I. GROWTH FUND

               AIM V.I. GROWTH AND INCOME FUND - SERIES II SHARES

FUND DEBUTS DURING DIFFICULT YEAR, PERFORMS WELL


HOW DID AIM V.I. GROWTH AND INCOME FUND PERFORM?
Series II Shares commenced operations on October 24, 2001. Equity markets, which had plunged after the September 11 terrorist attacks on the United States, had begun to recover from losses suffered in the wake of those attacks. So the fund's Series II Shares benefited from improved market conditions. From inception through the close of the fiscal year on December 31, Series II Shares produced a total cumulative return of 6.49% (this return has not been annualized).

WHAT WERE MARKET CONDITIONS LIKE DURING 2001?
The major stock benchmarks produced back-to-back years of negative returns for the first time since the famous bear market of 1973-74. Officially, the U.S. economy entered a recession in March 2001. Trying to slow the decline and restart the economy, the Federal Reserve Board (the Fed), lowered interest rates 11 times during the fiscal year, taking the target federal funds rate to 1.75%, its lowest level in 40 years. In the past, this kind of aggressive rate cutting by the Fed has resulted in an improved economic picture, usually taking up to twelve months to work through the economy as a whole.
    These economic and market difficulties were compounded by the terrorist attacks of September 11. The stock exchanges were closed for several days. When they re-opened, they went through one of the steepest declines ever, reaching lows for the year in late September. Fortunately, by early November, markets had returned to pre-September 11 levels.

WHAT HAPPENED IN THE LARGE-CAP GROWTH AREA?
One of the most difficult aspects of the year has been the substantial devaluation of large-cap growth stocks. Across the board, even for solid companies with good fundamentals and excellent long-term prospects, stock prices dropped dramatically. Investors looking for large-cap companies with growing earnings found that almost everything was losing value. Very few firms posted increasing earnings, and many lowered their earnings expectations.

HOW DID YOU MANAGE THE FUND?
We have been focusing on our core growth holdings, consolidating our holdings in companies with good growth records and growing dividends. We expect these companies to return to favor as the market begins to turn around. We also stayed diversified across market sectors and emphasized holdings in defensive areas such as health care. The fund has also invested in financial stocks that take advantage of low interest rates and the increase in loan-refinancing activity.

Fund at a Glance

AIM V.I. Growth and Income Fund seeks growth of capital by investing in securities of companies that have the potential for long-term, above-average growth in earnings and dividends.

INVESTMENT STYLE: GROWTH (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success.)

The fund maintains a balance between
o Core growth stocks, high-quality, well-established companies with strong business franchises and leading competitive positions in growing markets
o Earnings momentum stocks, companies experiencing significant positive change leading to accelerating revenue and/or earnings growth

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

=====================================================================================================
TOP 10 HOLDINGS                                          TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------
 1.  General Electric Co.                       3.9%      1.  Diversified Financial Services    13.9%

 2.  Citigroup Inc.                             3.7       2.  Pharmaceuticals                   12.0

 3.  Microsoft Corp.                            3.6       3.  Industrial Conglomerates           7.1

 4.  Tyco International Ltd. (Bermuda)          3.2       4.  Semiconductors                     5.5

 5.  Johnson & Johnson                          2.7       5.  Systems Software                   5.3

 6.  Target Corp.                               2.6       6.  General Merchandise Stores         3.9

 7.  Pfizer Inc.                                2.5       7.  Computer Hardware                  3.6

 8.  American International Group, Inc.         2.5       8.  Banks                              3.3

 9.  Morgan Stanley Dean Witter & Co.           2.0       9.  Movies & Entertainment             2.5

10.  AOL Time Warner Inc.                       1.7      10.  Semiconductor Equipment            2.5

The fund's portfolio is subject to change, and there is no guarantee it will continue to hold any particular security.

=====================================================================================================

               AIM V.I. GROWTH AND INCOME FUND - SERIES II SHARES

CAN YOU DISCUSS SOME PORTFOLIO HOLDINGS?
o Citigroup Inc., a financial services giant and market leader in many of its businesses. Despite exposure to Argentine problems and the global economic slowdown, Citigroup was able to report increased revenue and income during 2001.
o Pfizer Inc., the largest pharmaceutical company in the world. As a health care company, Pfizer is in a sector typically less affected by the decline in the economy; demand for health care products remains relatively constant no matter how the economy moves.
o Abbott Laboratories, which has reported substantial sales and earnings growth. In addition to specialized pharmaceutical and hospital products, Abbott makes such well-known products as the infant formula Similac and the nutritional supplement Ensure.
o Wal-Mart Stores, Inc., the retail giant. In a Christmas shopping season generally considered lackluster, Wal-Mart posted strong year-over-year sales growth.
o Johnson & Johnson, the diversified pharmaceutical giant. Johnson & Johnson produces both consumer products such as Tylenol and specialized medical pharmaceuticals such as the anemia drug Procrit.

WHAT WERE CONDITIONS LIKE AT FISCAL YEAR END?
At the close of 2001, the situation was uncertain but starting to feel more positive. The nation's gross domestic product contracted at an annual rate of 1.3% in the third quarter of 2001, and the unemployment rate jumped 1.8 percentage points over the course of the year, to 5.8% during December. These and other factors, combined with continuing concerns about terrorism, fostered market volatility.
    More positively, data from the Institute for Supply Management showed that the service sector expanded at an accelerating pace in December. Though manufacturing declined for the 17th consecutive month in December, the rate of decline slowed considerably. Consumer confidence began to rebound toward the end of the year, and inflation remained low.
    Moreover, stocks were favorably priced, and there was considerable cash in lower-returning money market funds that could be deployed back into equities. Toward the end of the year, signs of new demand for PCs and wireless products, along with security software and data storage, boosted some stocks in the hard-hit technology sector. Many observers had begun to anticipate a recovery for both the economy and the markets.

FUND NAME TO CHANGE

The AIM V.I. Growth and Income Fund will change its name to AIM V.I. Core Equity Fund effective May 1, 2002. This change will not affect the fund's investment objective.

Performance figures, which represent AIM V.I. Growth and Income Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would lower the total return. The fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so fund shares (when redeemed) may be worth more or less than their original cost.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.58%

ADVERTISING-1.54%

Interpublic Group of Cos., Inc. (The)              425,000   $   12,554,500
---------------------------------------------------------------------------
Lamar Advertising Co.(a)                           115,000        4,869,100
---------------------------------------------------------------------------
Omnicom Group Inc.                                 135,000       12,062,250
===========================================================================
                                                                 29,485,850
===========================================================================

AEROSPACE & DEFENSE-1.99%

Boeing Co. (The)                                   175,000        6,786,500
---------------------------------------------------------------------------
General Dynamics Corp.                             120,000        9,556,800
---------------------------------------------------------------------------
Lockheed Martin Corp.                              105,000        4,900,350
---------------------------------------------------------------------------
Northrop Grumman Corp.                              55,000        5,544,550
---------------------------------------------------------------------------
United Technologies Corp.                          175,000       11,310,250
===========================================================================
                                                                 38,098,450
===========================================================================

AIRLINES-0.30%

Southwest Airlines Co.                             310,000        5,728,800
===========================================================================

ALUMINUM-0.30%

Alcoa Inc.                                         160,000        5,688,000
===========================================================================

APPAREL RETAIL-0.13%

Gap, Inc. (The)                                    175,000        2,439,500
===========================================================================

AUTO PARTS & EQUIPMENT-0.27%

Johnson Controls, Inc.                              65,000        5,248,750
===========================================================================

BANKS-3.31%

Bank of America Corp.                              315,000       19,829,250
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   500,000       20,400,000
---------------------------------------------------------------------------
Fifth Third Bancorp                                105,000        6,465,900
---------------------------------------------------------------------------
Washington Mutual, Inc.                            180,000        5,886,000
---------------------------------------------------------------------------
Wells Fargo & Co.                                  250,000       10,862,500
===========================================================================
                                                                 63,443,650
===========================================================================

BIOTECHNOLOGY-0.62%

Amgen Inc.(a)                                      210,000       11,852,400
===========================================================================

BREWERS-0.41%

Anheuser-Busch Cos., Inc.                          175,000        7,911,750
===========================================================================

BROADCASTING & CABLE TV-0.69%

Clear Channel Communications, Inc.(a)              190,000        9,672,900
---------------------------------------------------------------------------
Comcast Corp.-Class A(a)                           100,000        3,600,000
===========================================================================
                                                                 13,272,900
===========================================================================

BUILDING PRODUCTS-0.36%

Masco Corp.                                        280,000        6,860,000
===========================================================================

CASINOS & GAMING-0.12%

International Game Technology(a)                    35,000        2,390,500
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.66%

Best Buy Co., Inc.(a)                               70,000        5,213,600
---------------------------------------------------------------------------
Circuit City Stores-Circuit City Group             285,000        7,395,750
===========================================================================
                                                                 12,609,350
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

COMPUTER HARDWARE-3.53%

Compaq Computer Corp.                              950,000   $    9,272,000
---------------------------------------------------------------------------
Dell Computer Corp.(a)                             515,000       13,997,700
---------------------------------------------------------------------------
International Business Machines Corp.              225,000       27,216,000
---------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        1,400,000       17,276,000
===========================================================================
                                                                 67,761,700
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.30%

EMC Corp.(a)                                       425,000        5,712,000
===========================================================================

CONSUMER FINANCE-0.91%

Capital One Financial Corp.                        210,000       11,329,500
---------------------------------------------------------------------------
MBNA Corp.                                         175,000        6,160,000
===========================================================================
                                                                 17,489,500
===========================================================================

DATA PROCESSING SERVICES-0.27%

Paychex, Inc.                                      145,000        5,080,800
===========================================================================

DEPARTMENT STORES-0.79%

Kohl's Corp.(a)                                    215,000       15,144,600
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.78%

Cendant Corp.(a)                                   760,000       14,903,600
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.94%

American Express Co.                               275,000        9,814,750
---------------------------------------------------------------------------
Citigroup Inc.                                   1,400,000       70,672,000
---------------------------------------------------------------------------
Fannie Mae                                         190,000       15,105,000
---------------------------------------------------------------------------
Freddie Mac                                        350,000       22,890,000
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    210,000       19,477,500
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            800,000       29,080,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          575,000       29,969,000
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   700,000       39,158,000
---------------------------------------------------------------------------
State Street Corp.                                 140,000        7,315,000
---------------------------------------------------------------------------
Stilwell Financial, Inc.                           875,000       23,817,500
===========================================================================
                                                                267,298,750
===========================================================================

DRUG RETAIL-0.70%

Walgreen Co.                                       400,000       13,464,000
===========================================================================

ELECTRIC UTILITIES-1.05%

Duke Energy Corp.                                  140,000        5,496,400
---------------------------------------------------------------------------
Edison International(a)                            100,000        1,510,000
---------------------------------------------------------------------------
Mirant Corp.(a)                                    700,000       11,214,000
---------------------------------------------------------------------------
PG&E Corp.(a)                                      100,000        1,924,000
===========================================================================
                                                                 20,144,400
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.65%

Celestica Inc. (Canada)(a)                         600,000       24,234,000
---------------------------------------------------------------------------
Jabil Circuit, Inc.(a)                             150,000        3,408,000
---------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                               200,000        3,980,000
===========================================================================
                                                                 31,622,000
===========================================================================

EMPLOYMENT SERVICES-0.10%

Robert Half International Inc.(a)                   70,000        1,869,000
===========================================================================

                        AIM V.I. GROWTH AND INCOME FUND

                                                                 MARKET
                                                 SHARES          VALUE

ENVIRONMENTAL SERVICES-0.30%

Waste Management, Inc.                             180,000   $    5,743,800
===========================================================================

FOOD DISTRIBUTORS-0.31%

Sysco Corp.                                        225,000        5,899,500
===========================================================================

FOOD RETAIL-0.62%

Kroger Co. (The)(a)                                350,000        7,304,500
---------------------------------------------------------------------------
Safeway Inc.(a)                                    110,000        4,592,500
===========================================================================
                                                                 11,897,000
===========================================================================

GENERAL MERCHANDISE STORES-3.86%

Family Dollar Stores, Inc.                         110,000        3,297,800
---------------------------------------------------------------------------
Target Corp.                                     1,230,000       50,491,500
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              350,000       20,142,500
===========================================================================
                                                                 73,931,800
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.47%

Cardinal Health, Inc.                              140,000        9,052,400
===========================================================================

HEALTH CARE EQUIPMENT-1.86%

Baxter International Inc.                          300,000       16,089,000
---------------------------------------------------------------------------
Becton, Dickinson & Co.                             75,000        2,486,250
---------------------------------------------------------------------------
Medtronic, Inc.                                    260,000       13,314,600
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           125,000        3,817,500
===========================================================================
                                                                 35,707,350
===========================================================================

HOME IMPROVEMENT RETAIL-2.31%

Home Depot, Inc. (The)                             550,000       28,055,500
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  350,000       16,243,500
===========================================================================
                                                                 44,299,000
===========================================================================

HOTELS-0.96%

Carnival Corp.                                     200,000        5,616,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       600,000        9,720,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          100,000        2,985,000
===========================================================================
                                                                 18,321,000
===========================================================================

HOUSEHOLD PRODUCTS-0.30%

Colgate-Palmolive Co.                              100,000        5,775,000
===========================================================================

INDUSTRIAL CONGLOMERATES-7.09%

General Electric Co.                             1,850,000       74,148,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                1,050,000       61,845,000
===========================================================================
                                                                135,993,000
===========================================================================

INDUSTRIAL MACHINERY-0.44%

Danaher Corp.                                      140,000        8,443,400
===========================================================================

INSURANCE BROKERS-0.50%

Marsh & McLennan Cos., Inc.                         90,000        9,670,500
===========================================================================

INTEGRATED OIL & GAS-1.77%

ChevronTexaco Corp.                                225,000       20,162,250
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  350,000       13,755,000
===========================================================================
                                                                 33,917,250
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.23%

SBC Communications Inc.                            350,000       13,709,500
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

WorldCom, Inc.-WorldCom Group(a)                   700,000   $    9,856,000
===========================================================================
                                                                 23,565,500
===========================================================================

IT CONSULTING & SERVICES-0.07%

Accenture Ltd.-Class A (Bermuda)(a)                 50,000        1,346,000
===========================================================================

LEISURE PRODUCTS-0.12%

Mattel, Inc.                                       130,000        2,236,000
===========================================================================

MANAGED HEALTH CARE-0.46%

UnitedHealth Group Inc.                            125,000        8,846,250
===========================================================================

MOTORCYCLE MANUFACTURERS-0.50%

Harley-Davidson, Inc.                              175,000        9,504,250
===========================================================================

MOVIES & ENTERTAINMENT-2.54%

AOL Time Warner Inc.(a)                          1,035,000       33,223,500
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             350,000       15,452,500
===========================================================================
                                                                 48,676,000
===========================================================================

MULTI-LINE INSURANCE-2.48%

American International Group, Inc.                 600,000       47,640,000
===========================================================================

MULTI-UTILITIES-0.83%

Dynegy Inc.-Class A                                625,000       15,937,500
===========================================================================

NETWORKING EQUIPMENT-1.51%

Cisco Systems, Inc.(a)                           1,600,000       28,976,000
===========================================================================

OIL & GAS DRILLING-0.44%

Transocean Sedco Forex Inc.                        250,000        8,455,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.27%

Baker Hughes Inc.                                  140,000        5,105,800
===========================================================================

PERSONAL PRODUCTS-0.33%

Gillette Co.                                       190,000        6,346,000
===========================================================================

PHARMACEUTICALS-12.03%

Abbott Laboratories                                260,000       14,495,000
---------------------------------------------------------------------------
Allergan, Inc.                                     200,000       15,010,000
---------------------------------------------------------------------------
American Home Products Corp.                       250,000       15,340,000
---------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                          100,000        5,625,000
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           575,000       29,325,000
---------------------------------------------------------------------------
Johnson & Johnson                                  870,000       51,417,000
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      250,000       10,532,500
---------------------------------------------------------------------------
Merck & Co., Inc.                                  250,000       14,700,000
---------------------------------------------------------------------------
Pfizer Inc.                                      1,210,000       48,218,500
---------------------------------------------------------------------------
Pharmacia Corp.                                    275,000       11,728,750
---------------------------------------------------------------------------
Schering-Plough Corp.                              400,000       14,324,000
===========================================================================
                                                                230,715,750
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.96%

ACE Ltd. (Bermuda)                                 150,000        6,022,500
---------------------------------------------------------------------------
MGIC Investment Corp.                               55,000        3,394,600
---------------------------------------------------------------------------
St. Paul Co., Inc. (The)                            60,000        2,638,200
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   70,000        6,395,200
===========================================================================
                                                                 18,450,500
===========================================================================

                        AIM V.I. GROWTH AND INCOME FUND

                                                                                                                 MARKET
                                                                                                 SHARES          VALUE

SEMICONDUCTOR EQUIPMENT-2.53%

Applied Materials, Inc.(a)                                                                         675,000   $   27,067,500
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                                                350,000       17,346,000
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                                          105,000        4,142,250
===========================================================================================================================
                                                                                                                 48,555,750
===========================================================================================================================

SEMICONDUCTORS-5.51%

Altera Corp.(a)                                                                                    425,000        9,018,500
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.(a)                                                                            430,000       19,087,700
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                      1,025,000       32,236,250
---------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                            275,000       10,736,000
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                             850,000       23,800,000
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(a)                                                                                    275,000       10,738,750
===========================================================================================================================
                                                                                                                105,617,200
===========================================================================================================================

SOFT DRINKS-1.73%

Coca-Cola Co. (The)                                                                                140,000        6,601,000
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                        150,000        2,841,000
---------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                   110,000        2,585,000
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      435,000       21,180,150
===========================================================================================================================
                                                                                                                 33,207,150
===========================================================================================================================

SPECIALTY CHEMICALS-0.02%

Ecolab, Inc.                                                                                        10,800          434,700
===========================================================================================================================

SPECIALTY STORES-0.75%

Bed Bath & Beyond Inc.(a)                                                                          220,000        7,458,000
---------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.(a)                                                                              180,000        3,337,200
---------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                      115,000        3,619,050
===========================================================================================================================
                                                                                                                 14,414,250
===========================================================================================================================

SYSTEMS SOFTWARE-4.75%

Computer Associates International, Inc.                                                            200,000        6,898,000
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(a)                                                                               1,050,000       69,583,500
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                                  1,050,000       14,500,500
===========================================================================================================================
                                                                                                                 90,982,000
===========================================================================================================================

TELECOMMUNICATIONS EQUIPMENT-2.34%

JDS Uniphase Corp.(a)                                                                              525,000        4,583,250
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 MARKET
                                                                                                 SHARES          VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

Lucent Technologies Inc.,-$80 Conv. Pfd(b)
  (acquired 08/01/01; Cost $5,000,000)                                                               5,000   $    5,525,000
---------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                   1,025,000       15,395,500
---------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                                            350,000        8,585,500
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.(a)                                                                                   215,000       10,857,500
===========================================================================================================================
                                                                                                                 44,946,750
===========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.67%

Sprint Corp. (PCS Group)(a)                                                                        525,000       12,815,250
===========================================================================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,636,981,383)                                                                         1,870,944,850
===========================================================================================================================

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
CONVERTIBLE BONDS & NOTES-0.60%

COMPUTER HARDWARE-0.08%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $14,364,365)(b)(c)(d)                                                                        $18,500,000        1,572,500
===========================================================================================================================

SYSTEMS SOFTWARE-0.52%

VERITAS Software Corp., Conv. Unsec. Notes,
  5.25%, 11/01/04                                                                                2,100,000        9,927,750
===========================================================================================================================
    Total Convertible Bonds & Notes (Cost
      $17,394,788)                                                                                               11,500,250
===========================================================================================================================

                                                                                                 SHARES
MONEY MARKET FUNDS-1.87%

STIC Liquid Assets Portfolio(e)                                                                 17,894,815       17,894,815
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio(e)                                                                         17,894,815       17,894,815
===========================================================================================================================
    Total Money Market Funds (Cost
      $35,789,630)                                                                                               35,789,630
===========================================================================================================================
TOTAL INVESTMENTS-100.05%
  (Cost $1,690,165,801)                                                                                       1,918,234,730
===========================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                                                              (959,547)
===========================================================================================================================
NET ASSETS-100.00%                                                                                           $1,917,275,183
___________________________________________________________________________________________________________________________
===========================================================================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt        Deb.   - Debentures           Pfd.   - Preferred         Sub.    - Subordinated
Conv.   - Convertible                        Gtd.   - Guaranteed           Sr.    - Senior            Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $7,097,500 which represented 0.37% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $1,690,165,801)                              $1,918,234,730
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,792,916
-------------------------------------------------------------
  Fund shares sold                                     77,294
-------------------------------------------------------------
  Dividends and interest                            1,066,378
-------------------------------------------------------------
Investment for deferred compensation plan              62,935
=============================================================
    Total assets                                1,921,234,253
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,078,408
-------------------------------------------------------------
  Fund shares reacquired                            1,119,047
-------------------------------------------------------------
  Deferred compensation plan                           62,935
-------------------------------------------------------------
Accrued administrative services fees                1,267,033
-------------------------------------------------------------
Accrued distribution fees                                  68
-------------------------------------------------------------
Accrued transfer agent fees                            21,485
-------------------------------------------------------------
Accrued operating expenses                            410,094
=============================================================
    Total liabilities                               3,959,070
=============================================================
Net assets applicable to shares outstanding    $1,917,275,183
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,916,875,206
_____________________________________________________________
=============================================================
Series II                                      $      399,977
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           94,895,206
_____________________________________________________________
=============================================================
Series II                                              19,813
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        20.20
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        20.19
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $37,690)                                     $  17,003,891
------------------------------------------------------------
Dividends from affiliated money market funds       2,676,875
------------------------------------------------------------
Interest                                             104,159
============================================================
    Total investment income                       19,784,925
============================================================

EXPENSES:

Advisory fees                                     12,782,607
------------------------------------------------------------
Administrative services fees                       3,699,168
------------------------------------------------------------
Custodian fees                                       264,352
------------------------------------------------------------
Distribution fees -- Series II                            68
------------------------------------------------------------
Transfer agent fees                                   45,100
------------------------------------------------------------
Trustees' fees                                        16,465
------------------------------------------------------------
Other                                                397,985
============================================================
    Total expenses                                17,205,745
============================================================
Less: Fees waived                                     (4,952)
------------------------------------------------------------
    Expenses paid indirectly                          (2,718)
============================================================
    Net expenses                                  17,198,075
============================================================
Net investment income                              2,586,850
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (393,023,641)
------------------------------------------------------------
  Option contracts written                           643,127
============================================================
                                                (392,380,514)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (199,091,615)
------------------------------------------------------------
  Foreign currencies                                  (1,349)
============================================================
                                                (199,092,964)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (591,473,478)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(588,886,628)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    2,586,850    $      976,415
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (392,380,514)      (53,800,746)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies               (199,092,964)     (374,582,472)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (588,886,628)     (427,406,803)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (948,866)       (3,471,426)
----------------------------------------------------------------------------------------------
  Series II                                                             (176)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                                --       (74,797,641)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        (7,547,466)      576,673,911
----------------------------------------------------------------------------------------------
  Series II                                                          396,298                --
==============================================================================================
    Net increase (decrease) in net assets                       (596,986,838)       70,998,041
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,514,262,021     2,443,263,980
==============================================================================================
  End of year                                                 $1,917,275,183    $2,514,262,021
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,141,546,226    $2,148,697,394
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              2,347,997           860,530
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (454,679,922)      (62,189,938)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           228,060,882       426,894,035
==============================================================================================
                                                              $1,917,275,183    $2,514,262,021
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth and Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital with a secondary objective of current income.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $109,470 and undistributed net realized gains were decreased by $109,470 as a result of a difference in book/tax treatment of bond premiums. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                        AIM V.I. GROWTH AND INCOME FUND

   The Fund's capital loss carryforward of $381,066,339 is broken down by expiration date as follows:

    CAPITAL LOSS
    CARRYFORWARD       EXPIRATION
    ------------       ----------
    $ 10,413,052    December 31, 2008
   ----------------------------------
     370,653,287    December 31, 2009
   ==================================
    $381,066,339
   __________________________________
   ==================================

   As of December 31, 2001, the fund has a post-October capital loss deferral of $56,920,135, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $259,811 reduction in the cost of securities and a corresponding $259,811 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001. The effect of this change in 2001 was to decrease net investment income by $114,987, to increase net realized gains and losses by $45,436 and to increase net unrealized gains and losses by $69,551. As a result, the net investment income per share and the net realized and unrealized gains and losses per share remained unchanged and the ratio of net investment income to average net assets decreased by 0.01%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $4,952.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $3,699,168 of which AIM retained $200,301 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $2,406 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net

                        AIM V.I. GROWTH AND INCOME FUND
assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $68 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $8,696 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $2,718 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,718.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                      --      $        --
----------------------------------------------------------
Written                             4,500        1,161,228
----------------------------------------------------------
Closed                             (4,500)      (1,161,228)
==========================================================
End of year                            --      $        --
__________________________________________________________
==========================================================

NOTE 8-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                   2001            2000
                               ------------    -------------
Distributions paid from:
  Ordinary income              $    949,042    $  18,680,075
------------------------------------------------------------
  Long-term capital gain                 --       59,588,992
============================================================
                               $    949,042    $  78,269,067
____________________________________________________________
============================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $   2,841,749
---------------------------------------------------------
Capital loss carryforward                    (381,066,339)
---------------------------------------------------------
Unrealized appreciation                       153,953,547
=========================================================
                                            $(224,271,043)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 9-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,567,554,660 and $1,516,014,961, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 289,572,319
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (78,596,083)
=========================================================
Net unrealized appreciation of
  investment securities                     $ 210,976,236
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,707,258,494.

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                           2000
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    ------------
Sold:
  Series I                                                     7,365,570    $ 166,787,363    17,898,904    $561,469,804
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      21,324          426,369            --              --
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        48,068          948,866     2,833,782      78,269,067
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                           9              176            --              --
=======================================================================================================================
Issued in connection with acquisitions:**
  Series I                                                            --               --       786,467      26,024,265
=======================================================================================================================
Reacquired:
  Series I                                                    (8,516,539)    (175,283,695)   (2,859,510)    (89,089,225)
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,520)         (30,247)           --              --
=======================================================================================================================
                                                              (1,083,088)   $  (7,151,168)   18,659,643    $576,673,911
_______________________________________________________________________________________________________________________
=======================================================================================================================

 *   Series II shares commenced sales on October 24, 2001.
** As of the close of business on September 15, 2000, the Fund acquired all the net assets of AIM V.I. Global Growth and Income Fund pursuant to a plan of reorganization approved by the Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 786,467 shares of the Fund for 2,294,201 shares of AIM V.I. Global Growth and Income Fund outstanding as of the close of business on September 15, 2000. AIM V.I. Global Growth and Income Fund's net assets at that date were $26,024,265 including $2,170,708 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,932,661,113.

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                      SERIES II
                                                                                                ----------------------
                                                                                                  OCTOBER 24, 2001,
                                                                                                     (DATE SALES
                                                                                                    COMMENCED) TO
                                                                                                     DECEMBER 31,
                                                                                                         2001
                                                                                                ----------------------
Net asset value, beginning of period                                                                    $18.97
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                   0.00
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                  1.23
======================================================================================================================
    Total from investment operations                                                                      1.23
======================================================================================================================
Less dividends from net investment income                                                                (0.01)
======================================================================================================================
Net asset value, end of period                                                                          $20.19
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                                                           6.49%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                $  400
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                                                                   1.03%(b)
======================================================================================================================
Ratio of net investment income (loss) to average net assets                                              (0.10)%(b)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                                                                     73%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $145,949.

                        AIM V.I. GROWTH AND INCOME FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period October 24, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period October 24, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                        AIM V.I. GROWTH AND INCOME FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                        AIM V.I. GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND               INVESTMENT ADVISOR                DISTRIBUTOR                        AUDITORS
11 Greenway Plaza                A I M Advisors, Inc.              A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                        11 Greenway Plaza                 11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046                Suite 100                         Suite 100                          Suite 800
                                 Houston, TX 77046                 Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND              COUNSEL TO THE TRUSTEES           TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                  Kramer, Levin, Naftalis           A I M Fund Services, Inc.          State Street Bank and
3000 K N.W., Suite 500           & Frankel LLP                     P.O. Box 4739                      Trust Company
Washington, D.C. 20007           919 Third Avenue                  Houston, TX 77210-4739             225 Franklin Street
                                 New York, NY 10022                                                   Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 100% is eligible for the dividends received deduction for corporations.

                        AIM V.I. GROWTH AND INCOME FUND

              AIM V.I. INTERNATIONAL EQUITY FUND - SERIES II SHARES

FOURTH QUARTER RALLY BOOSTS FUND RETURNS

HOW DID AIM V.I. INTERNATIONAL EQUITY FUND SERIES II SHARES PERFORM SINCE INCEPTION?
AIM V.I. International Equity Fund Series II Shares debuted during a period of market volatility, economic weakness and geopolitical tension. A strong fourth quarter growth stock rally, however, sent most world markets higher at the end of 2001. Despite volatile conditions AIM V.I. International Equity Fund Series II Shares returned 6.63% from inception on September 19, 2001 through December 31, 2001. Because the fund has been offered for less than a year, this return is cumulative total return that has not been annualized. By comparison, the fund's benchmark, the MSCI EAFE(R) Index returned 12.06% for the same period. Among the reasons the fund performed so strongly was renewed confidence that the global economy, which struggled in 2001, would likely improve in 2002.

WHAT WERE SOME INTERNATIONAL MARKET TRENDS?
For much of the year investors favored international value stocks over growth stocks. Even a fourth quarter rally where growth stocks strongly bested value stocks was insufficient to overcome value in the first three quarters. In fact, the MSCI EAFE(R) Value Index outperformed the MSCI EAFE(R) Growth Index by more than five percentage points for the year. However, as AIM V.I. International Equity Fund Series II Shares debuted in late September, the fund benefited from the fourth quarter growth stock rally. The fund continued to look for companies that deliver earnings, which led to the fund's increased exposure to defensive sectors such as food retailers, support services, energy and health care.

WHAT HAPPENED IN EUROPE DURING 2001?
Most European stock markets reported negative returns for the year, particularly tech-driven countries such as Finland and Sweden. Also, European economies continue to slow. During the third quarter, the manufacturing industry reported reductions in new orders, consumer confidence continued to decline and unemployment in some areas, such as France and Germany, rose. That said, the International Monetary Fund (IMF) forecasts European Union growth at 1.3% for 2002 compared to just 0.8% for the U.S.
    To inject liquidity into the financial system and calm markets, central banks in Europe lowered interest rates in tandem with other central banks after the September terrorist attacks on the U.S. By the end of the year, however, the U.S. had reduced rates 11 times but the European Central Bank (ECB) cut rates just four times to 3.25%.

FUND AT A GLANCE

AIM V.I. International Equity Fund is for shareholders who seek long-term growth of capital.

INVESTMENT STYLE: GROWTH (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)
o Invests in rapidly growing large and mid-size foreign companies in developed Europe and the Pacific Rim
o  The fund focuses first on companies, not countries

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

====================================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------------
 1.  Biovail Corp. (Canada)                     2.9%             1.  Pharmaceuticals                           15.7%

 2.  Altana A.G. (Germany)                      2.7              2.  Banks                                     11.3

 3.  Sanofi-Synthelabo S.A. (France)            2.7              3.  Integrated Oil & Gas                       5.6

 4.  Royal Bank of Scotland                     2.4              4.  Food Retail                                4.7
     Group PLC  (United Kingdom)

 5.  BNP Paribas S.A. (France)                  2.4              5.  Wireless Telecommunications Services       4.4

 6.  Capita Group PLC (United Kingdom)          2.1              6.  Semiconductors                             3.5

 7.  Teva Pharmaceutical Industries             2.1              7.  IT Consulting & Services                   3.3
     Ltd. -ADR (Israel)

 8.  Reckitt Benckiser PLC (United Kingdom)     1.9              8.  Automobile Manufacturers                   3.3

 9.  Loblaw Companies Ltd. (Canada)             1.9              9.  Diversified Commercial Services            3.2

10.  Securitas - Class B (Sweden)               1.8             10.  Multi-Line Insurance                       2.7

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.

====================================================================================================================

              AIM V.I. INTERNATIONAL EQUITY FUND - SERIES II SHARES

HOW DID ASIAN MARKETS PERFORM?
Most Asian markets, with the notable exception of South Korea--one of the best-performing markets in the world for 2001--posted disappointing returns as many countries in the region depend heavily on export revenue. The events of September 11 only exacerbated the situation. A fourth-quarter tech rally however helped buoy regional markets.
    Japan, the largest Asian economy, continued to face deflation, interest rates near zero, little to no growth and bad bank loans.

HOW DID LATIN AMERICAN MARKETS FARE?
For the most part, Latin American markets produced negative returns. Disastrous political and financial problems continued to plague Argentina, while Brazil suffered contagion from its Argentine neighbor and was embroiled in a homegrown energy crisis. Mexico emerged as the bright spot--one of only a handful of countries to produce double-digit gains during the year--and became a safe haven for emerging market investors.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
We don't really focus on benchmarking against our index. Instead we try to hold the best growth stocks we can find. For instance, we found good earnings momentum in European and Canadian pharmaceutical and health care stocks such as Biovail Corp., a Canadian company that applies its timed-release drug-delivery systems to existing drugs that treat hypertension, asthma, and arthritis and Sanofi-Synthelabo S.A., a Paris-based drug ~manufacturer. Asian semiconductor stocks that rallied strongly in the fourth quarter also helped fund performance.
    We continued to avoid any Japanese stocks tied to that country's beleaguered economy and instead focused on global plays such as Japanese automakers, Honda Motor Co., Ltd. and Toyota Motor Corp. We also limited our Latin American exposure largely to Mexico--one of the better performing markets this year--and had no exposure to Argentine stocks.

WHAT WERE CONDITIONS LIKE AT THE END OF THE REPORTING PERIOD?
By the close of 2001, central banks around the world had reduced interest rates many times--hoping to speed up a global recovery. While earnings in many sectors could well be disappointing going into 2002, many markets have already discounted these results. Indeed, equities in both Europe and Asia stand at attractive valuation levels.

FUND NAME TO CHANGE

The AIM V. I. International Equity Fund will change its name to AIM V.I. International Growth Fund effective May 1, 2002. This change will not affect the fund's investment objective.

The performance figures shown here, which represent AIM V.I. International Equity Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would lower the total return. AIM V.I. International Equity Fund Series II Shares' performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more ~or less than their original cost.
    International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
    The unmanaged MSCI EAFE (Europe, Australasia and the Far East) Index is a group of foreign securities tracked by Morgan Stanley Capital International.
    The unmanaged MSCI EAFE Growth Index measures the performance of EAFE companies with higher price/book ratios and higher forecasted growth.
    The unmanaged MSCI EAFE Value Index measures the performance of EAFE companies with lower price/book ratios and lower forecasted growth.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges or fund expenses.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-95.22%

AUSTRALIA-0.96%

AMP Ltd. (Multi-Line Insurance)                   176,100   $  1,658,875
------------------------------------------------------------------------
Coles Myer Ltd. (Food Retail)(a)                  393,900      1,690,280
========================================================================
                                                               3,349,155
========================================================================

BRAZIL-0.63%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       108,400      2,199,436
========================================================================

CANADA-10.84%

Alberta Energy Co. Ltd. (Oil & Gas
  Exploration & Production)                        25,100        948,899
------------------------------------------------------------------------
Bank of Nova Scotia (Banks)                        62,000      1,907,213
------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                181,900     10,231,875
------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)          63,300      3,050,459
------------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)(a)      106,000      2,137,849
------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                  69,500      2,807,105
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                    192,400      6,286,001
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-10/15/01; Cost $6,496,464)(b)            5,100        166,625
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      112,300      2,935,210
------------------------------------------------------------------------
Rogers Communications, Inc.-Class B
  (Broadcasting & Cable TV)                       117,000      1,993,617
------------------------------------------------------------------------
Shaw Communications Inc.-Class B
  (Broadcasting & Cable TV)                        82,500      1,750,974
------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                      41,200      1,566,097
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Gas Utilities)        154,000      1,922,581
========================================================================
                                                              37,704,505
========================================================================

DENMARK-2.49%

Danske Bank A.S. (Banks)                          297,700      4,778,892
------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)        95,178      3,893,775
========================================================================
                                                               8,672,667
========================================================================

FINLAND-0.84%

Nokia Oyj (Telecommunication Equipment)            72,400      1,869,736
------------------------------------------------------------------------
TietoEnator Oyj (IT Consulting & Services)(a)      40,000      1,061,183
========================================================================
                                                               2,930,919
========================================================================

FRANCE-14.79%

Altran Technologies S.A. (IT Consulting &
  Services)                                       132,539      5,998,226
------------------------------------------------------------------------
Assurances Generales de France (Multi-Line
  Insurance)                                       73,118      3,514,440
------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     52,500      3,733,646
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
FRANCE-(CONTINUED)

BNP Paribas S.A. (Banks)                           92,900   $  8,325,779
------------------------------------------------------------------------
Business Objects S.A. (Application
  Software)(a)                                     27,500        920,843
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  104,400      4,445,463
------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                120,700      3,202,118
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          123,500      9,228,988
------------------------------------------------------------------------
Thomson Multimedia (Consumer Electronics)(a)       67,000      2,061,280
------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)           39,925      5,710,740
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            73,250      4,301,367
========================================================================
                                                              51,442,890
========================================================================

GERMANY-6.25%

Allianz A.G. (Multi-Line Insurance)                18,500      4,380,053
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                     191,410      9,541,564
------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                   30,016      1,058,626
------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               20,300      5,521,270
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        3,270      1,250,974
========================================================================
                                                              21,752,487
========================================================================

HONG KONG-0.90%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                    479,000      1,686,036
------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      75,500      1,457,150
========================================================================
                                                               3,143,186
========================================================================

INDIA-1.29%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                        53,079      4,484,086
========================================================================

IRELAND-1.88%

Bank of Ireland (Banks)                           445,200      4,220,185
------------------------------------------------------------------------
Elan Corp. PLC-ADR (Pharmaceuticals)(a)            51,800      2,334,108
========================================================================
                                                               6,554,293
========================================================================

ISRAEL-2.97%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                77,350      3,085,492
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               117,800      7,260,014
========================================================================
                                                              10,345,506
========================================================================

ITALY-3.44%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways & Railtracks)       762,100      5,300,901
------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                 394,400      4,952,023
------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE
ITALY-(CONTINUED)

Telecom Italia Mobile S.p.A. (Wireless
  Telecommunication Services)(a)                  308,400   $  1,724,348
========================================================================
                                                              11,977,272
========================================================================

JAPAN-10.09%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                83,000      1,229,209
------------------------------------------------------------------------
Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                      9,800         82,320
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                  66,000      1,634,085
------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                        78,000      2,772,386
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                53,000      1,215,615
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  09/13/01; Cost $2,792,186)(b)                    86,000      1,972,507
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         35,100      2,380,520
------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                   61,500      2,442,812
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     70,300      4,180,519
------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)           17,200      2,997,949
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                           238      2,783,626
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 11/09/98-03/08/01, Cost
  $3,697,590)(b)                                       23        269,006
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              152,000      2,816,739
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                55,000      2,477,026
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      87,700      2,211,316
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        153,800      3,621,022
========================================================================
                                                              35,086,657
========================================================================

MEXICO-3.19%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           151,936      2,959,713
------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)      744,000      1,670,071
------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)          74,636      2,613,753
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  1,638,800      3,856,211
========================================================================
                                                              11,099,748
========================================================================

NETHERLANDS-2.96%

ASM Lithography Holding N.V. (Semiconductor
  Equipment)(a)                                    51,700        899,940
------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)                           63,500      1,890,180
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
NETHERLANDS-(CONTINUED)

Koninklijke Ahold N.V. (Food Retail)              151,500   $  4,415,072
------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight &
  Couriers)(a)                                     49,000      1,061,807
------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)        88,300      2,015,783
========================================================================
                                                              10,282,782
========================================================================

PORTUGAL-0.77%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                     342,400      2,671,683
========================================================================

SINGAPORE-0.00%

United Overseas Bank Ltd. (Banks)                       1              7
========================================================================

SOUTH KOREA-3.17%

Kookmin Bank (Banks)(a)                            71,020      2,692,650
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                 23,500      4,991,625
------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless
  Telecommunication Services)                      12,620      2,574,922
------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      35,000        756,700
========================================================================
                                                              11,015,897
========================================================================

SPAIN-4.47%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)     159,900      1,982,012
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                155,700      5,120,621
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      265,800      5,074,751
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  250,543      3,358,028
========================================================================
                                                              15,535,412
========================================================================

SWEDEN-2.46%

Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                      109,700      2,278,875
------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                         329,200      6,271,437
========================================================================
                                                               8,550,312
========================================================================

SWITZERLAND-2.95%

Addecco S.A. (Employment Services)(a)              34,600      1,883,384
------------------------------------------------------------------------
Nestle S.A.-Class B (Packaged Foods)               23,000      4,910,736
------------------------------------------------------------------------
STMicroelectronics N.V. (Semiconductors)(a)        51,300      1,649,171
------------------------------------------------------------------------
UBS A.G. (Banks)                                   36,200      1,829,650
========================================================================
                                                              10,272,941
========================================================================

TAIWAN-1.39%

Far Eastern Textile Ltd.-GDR (Textiles)            30,677        118,106
------------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR (Textiles)
  (Acquired 11/12/99-11/15/99; Cost
  $230,560)(b)(c)                                  18,426         70,940
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       271,364      4,659,320
========================================================================
                                                               4,848,366
========================================================================

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE

THAILAND-0.00%

Siam Commercial Bank Public Co. Ltd.
  (Banks)(a)                                       32,800   $     12,457
========================================================================

U.S.A.-0.21%

JDS Uniphase Corp. (Telecommunications
  Equipment)(a)                                    82,100        716,733
========================================================================

UNITED KINGDOM-16.28%

ARM Holdings PLC (Semiconductors)(a)              160,300        837,895
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                     591,500      4,598,936
------------------------------------------------------------------------
Capita Group PLC (Employment Services)          1,029,600      7,349,326
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       115,200      1,999,356
------------------------------------------------------------------------
Next PLC (Department Stores)                      307,600      4,008,397
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        448,700      6,533,072
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     1,204,200      4,839,150
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          345,400      8,408,528
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      611,800      4,204,485
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Smith & Nephew PLC (Health Care Supplies)         695,700   $  4,203,698
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      1,068,900      3,875,233
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,037,600      2,715,565
------------------------------------------------------------------------
WPP Group PLC (Advertising)                       275,840      3,052,335
========================================================================
                                                              56,625,976
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $315,633,599)                          331,275,373
========================================================================

MONEY MARKET FUNDS-7.50%

STIC Liquid Assets Portfolio(d)                13,037,173     13,037,173
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        13,037,173     13,037,173
========================================================================
    Total Money Market Funds (Cost
      $26,074,346)                                            26,074,346
========================================================================
TOTAL INVESTMENTS-102.72% (Cost $341,707,945)                357,349,719
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.72%)                         (9,448,323)
========================================================================
NET ASSETS-100.00%                                          $347,901,396
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $2,479,078, which represented 0.71% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost
  $341,707,945)                                 $357,349,719
------------------------------------------------------------
Foreign currencies, at value (cost $330,365)         331,077
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   814,648
------------------------------------------------------------
  Dividends                                          779,234
------------------------------------------------------------
Investment for deferred compensation plan             44,679
------------------------------------------------------------
Other assets                                             186
============================================================
    Total assets                                 359,319,543
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          11,107,327
------------------------------------------------------------
  Deferred compensation plan                          44,679
------------------------------------------------------------
Accrued administrative services fees                 182,652
------------------------------------------------------------
Accrued distribution fees                                 65
------------------------------------------------------------
Accrued transfer agent fees                            1,445
------------------------------------------------------------
Accrued operating expenses                            81,979
============================================================
    Total liabilities                             11,418,147
============================================================
Net assets applicable to shares outstanding     $347,901,396
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $347,527,876
____________________________________________________________
============================================================
Series II                                       $    373,520
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          23,302,524
____________________________________________________________
============================================================
Series II                                             25,061
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      14.91
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      14.90
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $566,919)                                     $  4,583,173
------------------------------------------------------------
Dividends from affiliated money market funds       1,341,174
------------------------------------------------------------
Interest                                              13,768
============================================================
    Total investment income                        5,938,115
============================================================

EXPENSES:

Advisory fees                                      2,869,778
------------------------------------------------------------
Administrative services fees                         801,767
------------------------------------------------------------
Custodian fees                                       325,277
------------------------------------------------------------
Distribution fees--Series II                              65
------------------------------------------------------------
Interest                                               1,717
------------------------------------------------------------
Transfer agent fees                                   24,781
------------------------------------------------------------
Trustees' fees                                         9,986
------------------------------------------------------------
Other                                                 98,558
============================================================
    Total expenses                                 4,131,929
============================================================
Less: Fees waived                                     (1,910)
------------------------------------------------------------
    Expenses paid indirectly                            (778)
============================================================
    Net expenses                                   4,129,241
============================================================
Net investment income                              1,808,874
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (59,780,922)
------------------------------------------------------------
  Foreign currencies                                  46,476
============================================================
                                                 (59,734,446)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (39,135,710)
------------------------------------------------------------
  Foreign currencies                                  (5,653)
============================================================
                                                 (39,141,363)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (98,875,809)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(97,066,935)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    -------------
OPERATIONS:

  Net investment income                                       $  1,808,874    $   3,869,728
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (59,734,446)      (5,585,819)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (39,141,363)    (132,037,435)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (97,066,935)    (133,753,526)
===========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (1,213,852)      (1,118,337)
-------------------------------------------------------------------------------------------
  Series II                                                           (878)              --
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                      (9,492,226)     (28,627,379)
-------------------------------------------------------------------------------------------
  Series II                                                         (6,863)              --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      17,970,375      146,775,943
-------------------------------------------------------------------------------------------
  Series II                                                        375,523               --
===========================================================================================
    Net increase (decrease) in net assets                      (89,434,856)     (16,723,299)
===========================================================================================

NET ASSETS:

  Beginning of year                                            437,336,252      454,059,551
===========================================================================================
  End of year                                                 $347,901,396    $ 437,336,252
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $411,615,557    $ 393,269,659
-------------------------------------------------------------------------------------------
  Undistributed net investment income                            1,796,978        1,149,800
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (81,133,296)     (11,846,727)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          15,622,157       54,763,520
===========================================================================================
                                                              $347,901,396    $ 437,336,252
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales

                       AIM V.I. INTERNATIONAL EQUITY FUND
   price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development /event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $53,034 and undistributed net realized gains decreased by $53,034 as a result of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the above reclassifications.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $66,959,872 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------  -----------------
   $ 4,875,195   December 31, 2005
   -------------------------------
       531,811   December 31, 2006
   -------------------------------
     1,051,669   December 31, 2007
   -------------------------------
     1,361,405   December 31, 2008
   -------------------------------
    59,139,792   December 31, 2009
   ===============================
   $66,959,872
   _______________________________
   ===============================

   As of December 31, 2001 the fund has a post-October capital loss deferral of $9,725,258, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market

                       AIM V.I. INTERNATIONAL EQUITY FUND
fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,910.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $801,767 of which AIM retained $81,244 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $3,108 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $65 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,460 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $778 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $778.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                 -----------    -----------
Distributions paid from:
  Ordinary income                $ 1,215,955    $ 4,137,845
-----------------------------------------------------------
  Long-term capital gain           9,497,864     25,607,871
===========================================================
                                 $10,713,819    $29,745,716
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                $  1,849,462
---------------------------------------------------------
Capital loss carryforward                     (66,959,872)
---------------------------------------------------------
Unrealized appreciation                         1,396,249
=========================================================
                                             $(63,714,161)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

                       AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $419,480,816 and $388,747,144, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of investment securities      $31,900,361
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (20,706,754)
===========================================================================
Net unrealized appreciation of investment securities            $11,193,607
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $346,156,112.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                           2001                            2000
                                                              ------------------------------    ---------------------------
                                                                 SHARES           AMOUNT          SHARES          AMOUNT
                                                              ------------    --------------    -----------    ------------
Sold:
  Series I                                                     102,758,144    $1,708,284,020     31,116,291    $774,633,497
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        26,232           393,590             --              --
===========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                         741,419        10,706,078      1,451,718      29,745,716
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           536             7,741             --              --
===========================================================================================================================
Reacquired:
  Series I                                                    (101,934,106)   (1,701,019,723)   (26,334,375)   (657,603,270)
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        (1,707)          (25,808)            --              --
===========================================================================================================================
                                                                 1,590,518    $   18,345,898      6,233,634    $146,775,943
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                             SERIES II
                                                                                                       ----------------------
                                                                                                         SEPTEMBER 19, 2001
                                                                                                       (DATE SALES COMMENCED)
                                                                                                          TO DECEMBER 31,
                                                                                                              2001(a)
                                                                                                       ----------------------
Net asset value, beginning of period                                                                           $14.42
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                          0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                         0.93
=============================================================================================================================
    Total from investment operations                                                                             0.94
=============================================================================================================================
Less distributions:
  Dividends from net investment income                                                                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                                                         (0.41)
=============================================================================================================================
    Total distributions                                                                                         (0.46)
=============================================================================================================================
Net asset value, end of period                                                                                 $14.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                                                                  6.63%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                       $  374
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                                                                          1.30%(c)
=============================================================================================================================
Ratio of net investment income to average net assets                                                             0.22%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                                                                           109%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the periods shown.
(c)  Ratios are annualized and based on average daily net assets of $91,669.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. INTERNATIONAL EQUITY FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                       AIM V.I. INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND              INVESTMENT ADVISOR               DISTRIBUTOR                        AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.             A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                       11 Greenway Plaza                11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046               Suite 100                        Suite 100                          Suite 800
                                Houston, TX 77046                Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES          TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                 Kramer, Levin, Naftalis          A I M Fund Services, Inc.          State Street Bank and
3000 K N.W., Suite 500          & Frankel LLP                    P.O. Box 4739                      Trust Company
Washington, D.C. 20007          919 Third Avenue                 Houston, TX 77210-4739             225 Franklin Street
                                New York, NY 10022                                                  Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 0% is eligible for the dividends received deduction for corporations. The Fund distributed capital gains of $9,497,864 for the Fund's tax year ended December 31, 2001, which will be taxed as long-term gain.

                       AIM V.I. INTERNATIONAL EQUITY FUND

For the fiscal year ended December 31, 2001, the amount of income received by the fund from sources within foreign countries and possessions of the United States was $0.2213 per share (representing a total of $5,163,451). The amount of taxes paid by the fund to such countries for the fiscal year ended December 31, 2001 was $0.0236 per share (representing a total of $551,105). The following table provides a breakdown by country of ordinary dividends and foreign taxes paid by the Fund during the fiscal year ended December 31, 2001:

COUNTRY                                                       GROSS INCOME %    FOREIGN TAX PAID %
-------                                                       --------------    ------------------
Australia                                                           1.10%               1.66%
--------------------------------------------------------------------------------------------------
Brazil                                                              3.46%               4.70%
--------------------------------------------------------------------------------------------------
Canada                                                              4.96%               8.78%
--------------------------------------------------------------------------------------------------
Denmark                                                             1.10%               1.95%
--------------------------------------------------------------------------------------------------
Finland                                                             6.51%              11.53%
--------------------------------------------------------------------------------------------------
France                                                             17.89%               4.75%
--------------------------------------------------------------------------------------------------
Germany                                                             3.15%               3.71%
--------------------------------------------------------------------------------------------------
Hong Kong                                                           1.01%               0.00%
--------------------------------------------------------------------------------------------------
India                                                               0.13%               0.00%
--------------------------------------------------------------------------------------------------
Ireland                                                             2.86%               4.99%
--------------------------------------------------------------------------------------------------
Israel                                                              0.53%               1.36%
--------------------------------------------------------------------------------------------------
Italy                                                               4.78%               8.46%
--------------------------------------------------------------------------------------------------
Japan                                                               2.87%               5.09%
--------------------------------------------------------------------------------------------------
Mexico                                                              2.39%               2.17%
--------------------------------------------------------------------------------------------------
The Netherlands                                                     2.82%               4.99%
--------------------------------------------------------------------------------------------------
Singapore                                                           1.85%               5.41%
--------------------------------------------------------------------------------------------------
South Korea                                                         0.42%               0.84%
--------------------------------------------------------------------------------------------------
Spain                                                               1.78%               3.15%
--------------------------------------------------------------------------------------------------
Switzerland                                                         2.05%               3.64%
--------------------------------------------------------------------------------------------------
Taiwan                                                              0.04%               0.11%
--------------------------------------------------------------------------------------------------
United Kingdom                                                     17.68%              22.71%
--------------------------------------------------------------------------------------------------
Various                                                             0.00%               0.00%
==================================================================================================
                                                                   79.38%             100.00%
==================================================================================================
U.S.                                                               20.62%               0.00%
==================================================================================================
TOTAL                                                             100.00%             100.00%
__________________________________________________________________________________________________
==================================================================================================

                       AIM V.I. INTERNATIONAL EQUITY FUND

                 AIM V.I. MID CAP EQUITY FUND - SERIES II SHARES

FUND DEBUTS IN CHALLENGING MARKET ENVIRONMENT

UNSETTLING EVENTS MARKED THE END OF 2001. HOW DID AIM V.I. MID CAP EQUITY FUND PERFORM?
Despite the threat of terrorism, an economy slipping into recession and a volatile stock market, AIM V.I. Mid Cap Equity Fund posted a respectable return. From inception on September 10, 2001, through December 31, 2001, Series II Shares produced a cumulative total return of 7.22%. Over the same period, the Lipper Mid-Cap Core Fund Index returned 8.87%.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?
The terrorist attacks of September 11 compounded an already difficult situation for stock markets. Even before the attacks, major stock market indexes had been declining for more than a year. Concern over deteriorating corporate earnings, a slowing economy and rising unemployment caused key market indexes to drop. Company after company reported declining earnings as the economy dipped into recession.
    However, stocks shook off the effects of the terrorist attacks and rallied in the fourth quarter of 2001. During that quarter, the Federal Reserve Board (the Fed) approved its ninth, 10th and 11th interest rate cuts of 2001, reducing the key federal funds rate to 1.75%--its lowest level in decades. Additionally, the United States and its allies took military action against terrorism.
    Growth stocks, which had underperformed value stocks by a wide margin for more than a year, rallied in the fourth quarter as Fed rate cuts raised the prospects for increased corporate profitability. Mid-cap growth and core stocks significantly outperformed mid-cap ~value stocks.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund had 76 equity holdings as of December 31, 2001. The portfolio had its most significant exposure to industrial stocks, followed by information technology, consumer-discretionary and health care stocks. The fund's industrial-stock holdings generally performed well. Within this sector, one stock that made a noteworthy contribution to performance was H&R Block, the nation's leading tax return preparer. The fund's consumer-discretionary holdings also had a positive impact on total return. Anticipation that Americans would have more money to spend because of tax cuts and declining energy costs made consumer-discretionary stocks, which include many retailers, restaurants, hotels, media and automobiles, more attractive to investors.
    The portfolio's information-technology holdings, on the other hand, detracted from performance. The fund had a relatively significant cash position, which served as a cushion to market volatility.

FUND AT A GLANCE

AIM V.I. Mid Cap Equity Fund seeks long-term growth of capital by investing primarily in the equity securities of mid-cap companies.

INVESTMENT STYLE: GROWTH-AT-A-REASONABLE PRICE (GARP) (Draws on the strength of both value and growth investing to identify companies with strong growth prospects and attractive valuations)
o Seeks to purchase the attractively priced stocks of growth companies that have experienced a catalyst, such as a management change or the introduction of new product, which may cause earnings to rise
o   Under certain conditions, will use cash to manage risk and volatility

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

====================================================================================================
TOP 10 HOLDINGS                                 TOP INDUSTRIES
----------------------------------------------------------------------------------------------------
 1.  SPX Corp.                    2.1%           1.  Industrial Machinery                       5.6%

 2.  Apogent Technologies Inc.    1.8            2.  Diversified Commercial Services            5.0

 3.  Ceridian Corp.               1.8            3.  Electronic Equipment & Instruments         4.1

 4.  Convergys Corp.              1.6            4.  Data Processing Services                   3.1

 5.  Odyssey Re Holdings Corp     1.6            5.  Health Care Equipment                      2.8

 6.  Coors (Adolph) Co.-Class B   1.6            6.  Specialty Chemicals                        2.6

 7.  Quest Diagnostic Inc.        1.5            7.  Semiconductors                             2.4

 8.  H&R Block, Inc.              1.5            8.  Aerospace & Defense                        2.2

 9.  Republic Services, Inc.      1.5            9.  Health Care Distributors & Services        2.2

10.  Herman Miller, Inc.          1.4           10.  Oil & Gas Equipment & Services             2.1

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.

====================================================================================================

                 AIM V.I. MID CAP EQUITY FUND - SERIES II SHARES

WHAT WERE SOME STOCKS THAT HELPED THE FUND?
o SPX makes a wide range of products, including motors, valves, power systems, service tools and auto components for industrial customers.
o Apogent Technologies makes laboratory products, such as water-purification systems, for domestic and foreign markets.
o Ceridian is a diversified information-services company, with the bulk of its sales coming from its human resources division, which provides payroll and tax processing, benefits administration and other related services.
o Convergys is a leading telephone services company. Through its various units, it provides technical support, telemarketing and bill-processing services.
o   Odyssey Re Holdings is a leading reinsurance company.
o Quest Diagnostics provides laboratory analysis, performing more than 100 million tests annually, including cholesterol, HIV and alcohol tests.
o Republic Services provides waste disposal services for commercial, industrial, municipal and residential customers in 22 states.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE YEAR?
At the close of 2001, the situation was uncertain for markets. The nation's gross domestic product (GDP) contracted at an annual rate of 1.3% in the third quarter of 2001, its most dramatic decline in 10 years. The nation's unemployment rate jumped from 4.9% to 5.8% between August and December, as companies cut jobs in the wake of the terrorist attacks. These and other factors, combined with continuing concerns about terrorism, caused markets to be volatile.
    There were positive signs, however. Consumer confidence began to rebound toward the end of the year. Holiday sales, while not robust, were better than expected. Inflation remained low and oil prices were dropping, reducing fuel costs for corporations and the consumers. Moreover, stocks were favorably priced, and there was a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities.

FUND NAME TO CHANGE

The AIM V.I. Mid Cap Equity Fund will change its name to AIM V.I. Mid Cap Core Equity Fund effective May 1, 2002. This change will not affect the fund's investment objective.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
    The performance figures, which represent AIM V.I. Mid Cap Equity Fund Series II Shares, are not intended to reflect actual annuity values, and they do not reflect charges at the separate-account level, and these charges would reduce the total return. The performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate so fund shares, when redeemed, may be worth more or less than their original cost.
    Had fees and expenses not been waived, returns would have been lower. Because the fund is less than a year old, total return is cumulative total return that has not been annualized.
    Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock-price fluctuations and illiquidity.
    The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-74.14%

AEROSPACE & DEFENSE-2.20%

L-3 Communications Holdings, Inc.(a)                  900   $    81,000
-----------------------------------------------------------------------
Raytheon Co.                                        4,300       139,621
=======================================================================
                                                                220,621
=======================================================================

APPLICATION SOFTWARE-0.49%

Mentor Graphics Corp.(a)                            2,100        49,497
=======================================================================

AUTO PARTS & EQUIPMENT-0.91%

Gentex Corp.(a)                                     3,400        90,882
=======================================================================

BANKS-1.96%

Marshall & Ilsley Corp.                             1,000        63,280
-----------------------------------------------------------------------
Sovereign Bancorp, Inc.                             5,400        66,096
-----------------------------------------------------------------------
TCF Financial Corp.                                 1,400        67,172
=======================================================================
                                                                196,548
=======================================================================

BREWERS-1.60%

Coors (Adolph) Co.-Class B                          3,000       160,200
=======================================================================

BUILDING PRODUCTS-0.97%

Dal-Tile International Inc.(a)                      4,200        97,650
=======================================================================

CONSTRUCTION MATERIALS-0.88%

Martin Marietta Materials, Inc.                     1,900        88,540
=======================================================================

CONSUMER ELECTRONICS-0.94%

Harman International Industries, Inc.               2,100        94,710
=======================================================================

CONSUMER FINANCE-1.02%

Capital One Financial Corp.                         1,900       102,505
=======================================================================

DATA PROCESSING SERVICES-3.07%

Ceridian Corp.(a)                                   9,700       181,875
-----------------------------------------------------------------------
Certegy Inc.(a)                                     3,700       126,614
=======================================================================
                                                                308,489
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.96%

ARAMARK Corp.-Class B(a)                            3,100        83,390
-----------------------------------------------------------------------
Convergys Corp.(a)                                  4,300       161,207
-----------------------------------------------------------------------
H&R Block, Inc.                                     3,300       147,510
-----------------------------------------------------------------------
IMS Health Inc.                                     5,400       105,354
=======================================================================
                                                                497,461
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

DIVERSIFIED FINANCIAL SERVICES-0.92%

Ambac Financial Group, Inc.                         1,600   $    92,576
=======================================================================

ELECTRIC UTILITIES-1.85%

CMS Energy Corp.                                    3,500        84,105
-----------------------------------------------------------------------
Wisconsin Energy Corp.                              4,500       101,520
=======================================================================
                                                                185,625
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.56%

Cooper Industries, Inc.(a)                          2,000        69,840
-----------------------------------------------------------------------
Molex, Inc.-Class A                                 3,200        86,560
=======================================================================
                                                                156,400
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.11%

Amphenol Corp.-Class A(a)                           2,500       120,125
-----------------------------------------------------------------------
Diebold, Inc.                                       2,100        84,924
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)               400        11,680
-----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                  1,900        98,515
-----------------------------------------------------------------------
Millipore Corp.                                     1,600        97,120
=======================================================================
                                                                412,364
=======================================================================

ENVIRONMENTAL SERVICES-1.45%

Republic Services, Inc.(a)                          7,300       145,781
=======================================================================

FOOTWEAR-0.78%

NIKE, Inc.-Class B                                  1,400        78,736
=======================================================================

FOREST PRODUCTS-0.91%

Louisiana-Pacific Corp.(a)                         10,800        91,152
=======================================================================

GENERAL MERCHANDISE STORES-0.78%

Family Dollar Stores, Inc.                          2,600        77,948
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.15%

Laboratory Corp. of America Holdings(a)               800        64,680
-----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           2,100       150,591
=======================================================================
                                                                215,271
=======================================================================

HEALTH CARE EQUIPMENT-2.75%

Apogent Technologies Inc.(a)                        7,100       183,180
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                           1,200        93,180
=======================================================================
                                                                276,360
=======================================================================

HOUSEHOLD APPLIANCES-0.93%

Stanley Works                                       2,000        93,140
=======================================================================

                          AIM V.I. MID CAP EQUITY FUND

                                                              MARKET
                                                 SHARES        VALUE

HOUSEHOLD PRODUCTS-2.06%

Clorox Co.                                          2,800   $   110,740
-----------------------------------------------------------------------
Dial Corp. (The)                                    5,600        96,040
=======================================================================
                                                                206,780
=======================================================================

HOUSEWARES & SPECIALTIES-0.96%

Newell Rubbermaid Inc.                              3,500        96,495
=======================================================================

INDUSTRIAL CONGLOMERATES-0.91%

ITT Industries, Inc.                                1,800        90,900
=======================================================================

INDUSTRIAL MACHINERY-5.55%

Dover Corp.                                         3,800       140,866
-----------------------------------------------------------------------
Kennametal Inc.                                     2,600       104,702
-----------------------------------------------------------------------
Parker-Hannifin Corp.                               2,300       105,593
-----------------------------------------------------------------------
SPX Corp.(a)                                        1,500       205,350
=======================================================================
                                                                556,511
=======================================================================

LEISURE PRODUCTS-1.75%

Brunswick Corp.                                     4,100        89,216
-----------------------------------------------------------------------
Mattel, Inc.                                        5,000        86,000
=======================================================================
                                                                175,216
=======================================================================

MANAGED HEALTH CARE-1.29%

First Health Group Corp.(a)                         2,400        59,376
-----------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                     600        70,110
=======================================================================
                                                                129,486
=======================================================================

METAL & GLASS CONTAINERS-0.92%

Pactiv Corp.(a)                                     5,200        92,300
=======================================================================

OFFICE ELECTRONICS-1.33%

Zebra Technologies Corp.-Class A(a)                 2,400       133,224
=======================================================================

OFFICE SERVICES & SUPPLIES-1.44%

Herman Miller, Inc.                                 6,100       144,326
=======================================================================

OIL & GAS DRILLING-1.57%

Cooper Cameron Corp.                                1,700        68,612
-----------------------------------------------------------------------
Noble Drilling Corp.(a)                             2,600        88,504
=======================================================================
                                                                157,116
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.09%

BJ Services Co.(a)                                  3,600       116,820
-----------------------------------------------------------------------
Weatherford International, Inc.(a)                  2,500        93,150
=======================================================================
                                                                209,970
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.56%

Noble Affiliates Inc.                               1,600        56,464
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

OIL & GAS REFINING & MARKETING-0.68%

Valero Energy Corp.                                 1,800   $    68,616
=======================================================================

PERSONAL PRODUCTS-0.93%

Avon Products, Inc.                                 2,000        93,000
=======================================================================

PHARMACEUTICALS-1.23%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          1,700       104,771
-----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                       600        18,834
=======================================================================
                                                                123,605
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.83%

MGIC Investment Corp.                               1,500        92,580
-----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   1,000        91,360
=======================================================================
                                                                183,940
=======================================================================

REINSURANCE-1.61%

Odyssey Re Holdings, Corp.                          9,100       161,070
=======================================================================

RESTAURANTS-1.74%

Jack in the Box Inc.(a)                             3,000        82,620
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                         2,700        92,475
=======================================================================
                                                                175,095
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.66%

FEI Co.(a)                                          2,100        66,171
=======================================================================

SEMICONDUCTORS-2.38%

Lattice Semiconductor Corp.(a)                      5,400       111,078
-----------------------------------------------------------------------
Microchip Technology Inc.(a)                        3,300       127,842
=======================================================================
                                                                238,920
=======================================================================

SPECIALTY CHEMICALS-2.57%

Cambrex Corp.                                       2,200        95,920
-----------------------------------------------------------------------
OM Group, Inc.                                      1,300        86,047
-----------------------------------------------------------------------
Rohm & Haas Co.                                     2,200        76,186
=======================================================================
                                                                258,153
=======================================================================

SPECIALTY STORES-0.53%

Barnes & Noble, Inc.(a)                             1,800        53,280
=======================================================================

SYSTEMS SOFTWARE-1.59%

BMC Software, Inc.(a)                               5,800        94,946
-----------------------------------------------------------------------
Wind River Systems, Inc.(a)                         3,600        64,476
=======================================================================
                                                                159,422
=======================================================================

                          AIM V.I. MID CAP EQUITY FUND

                                                              MARKET
                                                 SHARES        VALUE

TELECOMMUNICATIONS EQUIPMENT-0.77%

Advanced Fibre Communications, Inc.(a)              4,400   $    77,748
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $6,965,560)                             7,440,264
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENTS-2.82%(B)

Barclays Capital Inc. (United Kingdom) 1.80%,
  01/02/02 (Cost $283,000)(c)                  $  283,000       283,000
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE

MONEY MARKET FUNDS-22.80%

STIC Liquid Assets Portfolio(d)                 1,144,233   $ 1,144,233
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,144,233     1,144,233
=======================================================================
    Total Money Market Funds (Cost
      $2,288,466)                                             2,288,466
=======================================================================
TOTAL INVESTMENTS-99.76% (Cost $9,537,026)                   10,011,730
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.24%                              24,034
=======================================================================
NET ASSETS-100.00%                                          $10,035,764
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/01 with a maturing value of $261,584,415 collateralized by U.S. Government obligations.
(d) The money market Fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $9,537,026)   $10,011,730
------------------------------------------------------------
Receivables for:
  Investments sold                                   153,125
------------------------------------------------------------
  Fund shares sold                                   784,810
------------------------------------------------------------
  Dividends and interest                               6,026
------------------------------------------------------------
  Due from advisor                                    22,778
------------------------------------------------------------
Investment for deferred compensation plan              1,093
============================================================
    Total assets                                  10,979,562
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              916,030
------------------------------------------------------------
  Fund shares reacquired                                 795
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued administrative services fees                   1,958
------------------------------------------------------------
Accrued distribution fees                                235
------------------------------------------------------------
Accrued transfer agent fees                              406
------------------------------------------------------------
Accrued operating expenses                            23,281
============================================================
    Total liabilities                                943,798
============================================================
Net assets applicable to shares outstanding      $10,035,764
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $ 9,499,546
____________________________________________________________
============================================================
Series II                                        $   536,218
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                             886,484
____________________________________________________________
============================================================
Series II                                             50,057
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     10.72
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     10.71
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the period September 10, 2001 (date operations commenced) through December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $10)  $  7,497
-----------------------------------------------------------
Dividends from affiliated money market funds          5,300
-----------------------------------------------------------
Interest                                              3,177
===========================================================
    Total investment income                          15,974
===========================================================

EXPENSES:

Advisory fees                                         9,869
-----------------------------------------------------------
Administrative services fees                         17,576
-----------------------------------------------------------
Custodian fees                                       14,948
-----------------------------------------------------------
Distribution fees -- Series II                          392
-----------------------------------------------------------
Transfer agent fees                                   1,021
-----------------------------------------------------------
Trustees' fees                                        1,973
-----------------------------------------------------------
Other                                                24,912
===========================================================
    Total expenses                                   70,691
===========================================================
Less: Fees waived & expenses reimbursed             (53,180)
-----------------------------------------------------------
    Expenses paid indirectly                           (110)
===========================================================
    Net expenses                                     17,401
===========================================================
Net investment income (loss)                         (1,427)
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES

Net realized gain from investment securities            990
===========================================================
Change in net unrealized appreciation of
  investment securities                             474,704
===========================================================
Net gain from investment securities                 475,694
===========================================================
Net increase in net assets resulting from
  operations                                       $474,267
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period September 10, 2001 (date operations commenced) through December 31, 2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income (loss)                                  $    (1,427)
---------------------------------------------------------------------------
  Net realized gain from investment securities                          990
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                      474,704
===========================================================================
    Net increase in net assets resulting from operations            474,267
===========================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (11,467)
---------------------------------------------------------------------------
  Series II                                                            (575)
---------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        9,072,944
---------------------------------------------------------------------------
  Series II                                                         500,595
===========================================================================
    Net increase in net assets                                   10,035,764
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $10,035,764
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $ 9,562,045
---------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (1,093)
---------------------------------------------------------------------------
  Undistributed net realized gain from investment securities            108
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  474,704
===========================================================================
                                                                $10,035,764
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The Fund commenced operations on September 10, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $12,376, undistributed net realized gains decreased by $882 and shares of beneficial interest decreased by $11,494 as a result of operating expenses disallowed for tax and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to

                          AIM V.I. MID CAP EQUITY FUND

AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the next $500 million of the Fund's average daily net assets, plus 0.675% of the next $500 million of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from an affiliated money market fund of which the Fund has invested. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $9,869 and reimbursed expenses of $43,154.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid AIM $17,576 of which AIM retained $15,616 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $592 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributions has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Series II shares paid AIM Distributors $235 as compensation under the Plan. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $157.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund received reductions in custodian fees of $110 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $110.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                  2001
                                                 -------
Distributions paid from ordinary income          $12,042
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $    152
--------------------------------------------------------
Unrealized appreciation                          473,567
========================================================
                                                $473,719
________________________________________________________
========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

                          AIM V.I. MID CAP EQUITY FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 10, 2001 (date operations commenced) through December 31, 2001 was $7,760,147 and $795,578, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $540,366
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (65,706)
========================================================================
Net unrealized appreciation of investment securities            $474,660
________________________________________________________________________
========================================================================
Cost of investments for tax purposes is $9,537,070.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                      2001
                                                              ---------------------
                                                              SHARES       AMOUNT
                                                              -------    ----------
Sold:
  Series I                                                    957,217    $9,827,415
-----------------------------------------------------------------------------------
  Series II                                                    50,002       500,020
===================================================================================
Issued as reinvestment of dividends:
  Series I                                                      1,101        11,467
-----------------------------------------------------------------------------------
  Series II                                                        55           575
===================================================================================
Reacquired:
  Series I                                                    (71,833)     (765,938)
===================================================================================
                                                              936,542    $9,573,539
___________________________________________________________________________________
===================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                       SERIES II
                                                              ---------------------------
                                                                     SEPTEMBER 10,
                                                              (DATE OPERATIONS COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2001
                                                              ---------------------------
Net asset value, beginning of period                                    $10.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.01)
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                  0.73
=========================================================================================
    Total from investment operations                                      0.72
=========================================================================================
Less distributions from net investment income                            (0.01)
=========================================================================================
Net asset value, end of period                                          $10.71
_________________________________________________________________________________________
=========================================================================================
Total return(a)                                                           7.22%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $  536
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        1.44%(b)
-----------------------------------------------------------------------------------------
  Without fee waivers                                                     5.44%(b)
=========================================================================================
Ratio of net investment income (loss) to average net assets              (0.25)%(b)
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate                                                     20%
_________________________________________________________________________________________
=========================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $506,934.

                          AIM V.I. MID CAP EQUITY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Mid Cap Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Mid Cap Equity Fund, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                          AIM V.I. MID CAP EQUITY FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                          AIM V.I. MID CAP EQUITY FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND               INVESTMENT ADVISOR               DISTRIBUTOR                        AUDITORS
11 Greenway Plaza                A I M Advisors, Inc.             A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                        11 Greenway Plaza                11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046                Suite 100                        Suite 100                          Suite 800
                                 Houston, TX 77046                Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND              COUNSEL TO THE TRUSTEES          TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                  Kramer, Levin, Naftalis          A I M Fund Services, Inc.          State Street Bank and
3000 K N.W., Suite 500           & Frankel LLP                    P.O. Box 4739                      Trust Company
Washington, D.C. 20007           919 Third Avenue                 Houston, TX 77210-4739             225 Franklin Street
                                 New York, NY 10022                                                  Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION -- UNAUDITED

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 46.93% is eligible for the dividends received deduction for corporations.

                          AIM V.I. MID CAP EQUITY FUND

                  AIM V.I. MONEY MARKET FUND - SERIES II SHARES

LOWER INTEREST RATES WEIGH ON FUND'S YIELD


WHAT WERE INTEREST RATES LIKE DURING 2001?
In an effort to bolster the economy, the Fed used its powers aggressively in 2001. In 11 separate cuts (the most rate cuts ever in a single calendar year), the Fed slashed short-term interest rates from 6.50% at the start of the year to 1.75% at its close--a rate not seen in 40 years. The Fed cut rates twice (by a combined 100 basis points, or 1.00%) in the month following the terrorist attacks of September 11 when the impact of those attacks on the economy was not fully known.

HOW DID THIS AFFECT THE FUND?
As is usually the case in a declining interest rate environment, this year's series of Fed rate cuts caused shorter-term interest rates to decline more significantly than longer-term rates. Since the fund invests in very short-term financial instruments, its yield was fully affected by this year's steady decline in short-term interest rates.
    Nonetheless, the fund continued to offer investors safety of principal in uncertain economic times. At the close of the fiscal year on December 31, 2001, the fund's weighted average maturity stood at 36 days, and the seven-day yield for Series II Shares was 1.27%.

WHAT WERE THE MAJOR ECONOMIC TRENDS IN 2001?
A weak economy, deteriorating corporate earnings and the effects of the terrorist attacks of September 11 combined to make it an extraordinarily difficult year for stocks, and major market indexes fell for the second consecutive year. This underscores the need for diversification in one's investments and demonstrates how the fund can provide relative safety and stability during times of ~economic uncertainty.
    Neither aggressive action by the Fed ~nor tax rebates mailed to millions of American taxpayers could revive a weakening economy. Government figures showed that gross domestic product (GDP)--the value of all goods and services produced in the United States and the broadest measure of economic activity--contracted at an annualized rate of 1.3% in the third quarter of 2001. By late November the National Bureau of Economic Research declared that the nation entered a manufacturing-led recession in March.

WHAT WERE CONDITIONS LIKE AT YEAR END?
Many economists believe the Fed's easing cycle is at, or near, an end. But while rates (and therefore yields) may be at or near their lows, few believe the Fed is likely to begin raising rates anytime soon because as the year ended there were signs that the economy was improving--or at least stabilizing.
    Signs of stabilization in the labor market, improving consumer confidence and expanding manufacturing activity--along with continued strength in the housing market, continued low energy prices and an absence of inflation reinforced the consensus view among economists that a recovery will take hold at some point in 2002. Regardless of where the economy is headed, however, we believe the fund may continue to represent a sensible component to a well diversified investment portfolio.

The performance figures in this report, which represent AIM V.I. Money Market Fund Series II Shares, are not intended to reflect actual annuity values, and they do not reflect charges at the separate-account level. These charges would lower the total return.
    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
    Past performance cannot guarantee comparable future results.
    An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges or fund expenses.

FUND AT A GLANCE

AIM V.I. Money Market Fund seeks as high a level of current income as possible consistent with preservation of capital and liquidity.

o Invests in high-quality money market instruments including commercial paper, repurchase agreements and U.S. Treasury and U.S. agency securities
o When purchasing securities, fund managers emphasize strategic market sectors and investment themes, while identifying companies with attractive credit fundamentals
o   Managed for safety of principal, liquidity of assets and high current yield

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                            PAR
                                               MATURITY    (000)       VALUE
COMMERCIAL PAPER-41.54%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-16.16%

Atlantis One Funding Corp.
  2.70%                                        03/11/02   $ 1,400   $  1,392,755
--------------------------------------------------------------------------------
  3.40%                                        02/22/02     1,664      1,655,828
--------------------------------------------------------------------------------
Centric Capital Corp.
  2.07%                                        03/28/02     3,555      3,537,421
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  1.99%                                        03/15/02     1,569      1,562,669
--------------------------------------------------------------------------------
  2.10%                                        08/20/02       640        631,376
--------------------------------------------------------------------------------
Stellar Funding Group, Inc.
  1.80%                                        05/31/02     4,000      3,970,000
--------------------------------------------------------------------------------
  2.08%                                        04/12/02       582        578,604
--------------------------------------------------------------------------------
  2.08%                                        04/18/02       506        502,872
--------------------------------------------------------------------------------
  2.52%                                        06/21/02     1,100      1,086,833
--------------------------------------------------------------------------------
Sweetwater Capital Corp.
  1.81%                                        03/19/02     4,000      3,984,514
--------------------------------------------------------------------------------
  2.35%                                        04/09/02     2,000      1,987,205
================================================================================
                                                                      20,890,077
================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-6.32%

Kitty Hawk Funding Corp.
  3.43%                                        02/15/02     3,000      2,987,138
--------------------------------------------------------------------------------
Triple-A One Funding Corp.
  2.10%                                        01/10/02     3,752      3,750,030
--------------------------------------------------------------------------------
Tulip Funding Corp.
  2.10%                                        05/15/02     1,446      1,434,697
================================================================================
                                                                       8,171,865
================================================================================

ASSET-BACKED SECURITIES-MULTI PURPOSE-13.69%

Barton Capital Corp.
  2.10%                                        01/07/02     6,000      5,997,900
--------------------------------------------------------------------------------
Charta Corp.
  2.06%                                        01/24/02     1,700      1,697,763
--------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  2.13%                                        01/07/02     6,000      5,997,870
--------------------------------------------------------------------------------
Sheffield Receivables Corp.
  2.60%                                        01/11/02     4,000      3,997,111
================================================================================
                                                                      17,690,644
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.08%

Bills Securitisation Ltd. (Germany)
  3.22%                                        02/11/02     4,000      3,985,331
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE

INDUSTRIAL CONGLOMERATES-2.29%

General Electric Capital Corp.
  2.42%                                        06/28/02   $ 3,000   $  2,964,103
================================================================================
  Total Commercial Paper (Cost $53,702,020)                           53,702,020
================================================================================

SHORT-TERM OBLIGATIONS-16.56%

BANKS-1.55%

Bank of America Corp., Sub. Notes,
  8.13%                                        02/01/02     2,000      2,007,307
================================================================================
CONSUMER FINANCE-3.87%

Household Finance Corp., Medium Term Floating
  Rate Notes,(c)
  2.21%                                        03/06/02     5,000      5,004,661
================================================================================
DIVERSIFIED FINANCIAL SERVICES-3.87%

Credit Suisse First Boston Inc.
  (Switzerland), Gtd. Medium Term Floating
  Rate Notes, Daily VRD Series,(b)
  1.98%                                        05/06/02     3,000      3,000,000
--------------------------------------------------------------------------------
  1.98%                                        08/20/02     2,000      2,000,000
================================================================================
                                                                       5,000,000
================================================================================
U.S. GOVERNMENT AGENCIES-7.27%

Overseas Private Investment Corp., Gtd.
  Floating Rate Participation Ctfs.,
  Quarterly VRD Series,(b)
  1.82%                                        12/15/14     7,900      7,900,000
--------------------------------------------------------------------------------
  1.82%                                        05/15/15     1,500      1,500,000
================================================================================
                                                                       9,400,000
================================================================================
  Total Short-Term Obligations (Cost
    $21,411,968)                                                      21,411,968
================================================================================

BANK NOTES-3.09%

La Salle Bank, N.A.
  2.01%                                        05/07/02     4,000      4,000,000
================================================================================
  Total Bank Notes (Cost $4,000,000)                                   4,000,000
================================================================================

CERTIFICATES OF DEPOSIT-3.87%

Barclays Bank PLC (United Kingdom)
  3.66%                                        05/07/02     2,000      2,000,034
--------------------------------------------------------------------------------
First Union National Bank
  2.03%(c)                                     02/06/02     3,000      3,000,000
================================================================================
  Total Certificates of Deposit (Cost
    $5,000,034)                                                        5,000,034
================================================================================

                           AIM V.I. MONEY MARKET FUND

                                                            PAR
                                               MATURITY    (000)       VALUE

MASTER NOTE AGREEMENTS-6.19%(D)

Merrill Lynch Mortgage Capital, Inc.
  2.04%(e)                                     08/19/02   $ 5,000   $  5,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  1.95%(f)                                     03/25/02     3,000      3,000,000
================================================================================
  Total Master Note Agreements (Cost
    $8,000,000)                                                        8,000,000
================================================================================
  Total Investments (excluding repurchase
    agreements) (Cost $92,114,022)                                    92,114,022
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE

REPURCHASE AGREEMENTS-27.80%(G)

Bank of Nova Scotia (Canada)
  1.80%(h)                                     01/02/02   $ 5,934   $  5,934,149
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
  1.80%(i)                                     01/02/02    30,000     30,000,000
================================================================================
  Total Repurchase Agreements (Cost
    $35,934,149)                                                      35,934,149
================================================================================
TOTAL INVESTMENTS-99.05% (Cost $128,048,171)                         128,048,171(j)
================================================================================
OTHER ASSETS LESS LIABILITIES-0.95%                                    1,226,412
================================================================================
NET ASSETS-100.00%                                                  $129,274,583
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  - Certificates
Gtd.   - Guaranteed
Sub.   - Subordinated
VRD    - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand securities; payable upon demand by the fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 12/31/01.
(c) Interest rates are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/01 with a maturing value of $1,000,100,000. Collateralized by $1,001,483,454 of U.S. Government
     obligations, 0.00% to 7.27% due 04/15/02 to 09/15/10 with an aggregate market value at 12/31/01 of $1,020,000,629.
(i) Joint repurchase agreement entered into 12/31/01 with a maturing value of $2,000,200,000. Collateralized by $2,029,022,432 of U.S. Government
     obligations, 0.53% to 11.11% due 05/01/02 to 07/01/39 with an aggregate market value at 12/31/01 of $2,040,000,000.
(j)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                     $ 92,114,022
------------------------------------------------------------
Repurchase agreements                             35,934,149
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,305,191
------------------------------------------------------------
  Interest                                           187,611
------------------------------------------------------------
Investment for deferred compensation plan             41,466
------------------------------------------------------------
Other assets                                             198
============================================================
    Total assets                                 129,582,637
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             193,161
------------------------------------------------------------
  Deferred compensation plan                          41,466
------------------------------------------------------------
Accrued administrative services fees                  55,054
------------------------------------------------------------
Accrued distribution fees                                 82
------------------------------------------------------------
Accrued operating expenses                            18,291
============================================================
    Total liabilities                                308,054
============================================================
Net assets applicable to shares outstanding     $129,274,583
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $128,277,255
____________________________________________________________
============================================================
Series II                                       $    997,328
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         128,276,950
____________________________________________________________
============================================================
Series II                                            997,328
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $       1.00
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $       1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                          $4,434,887
============================================================

EXPENSES:

Advisory fees                                        443,514
------------------------------------------------------------
Administrative services fees                         220,311
------------------------------------------------------------
Custodian fees                                         3,883
------------------------------------------------------------
Distribution fees -- Series II                            82
------------------------------------------------------------
Transfer agent fees                                    4,171
------------------------------------------------------------
Trustees' fees                                         8,875
------------------------------------------------------------
Other                                                 31,723
============================================================
    Total expenses                                   712,559
============================================================
Net investment income                              3,722,328
============================================================
Net realized gain from investment securities             248
============================================================
Net increase in net assets resulting from
  operations                                      $3,722,576
____________________________________________________________
============================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  3,722,328    $  4,287,916
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         248              --
==========================================================================================
    Net increase in net assets resulting from operations         3,722,576       4,287,916
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (3,721,914)     (4,287,916)
------------------------------------------------------------------------------------------
  Series II                                                           (414)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      54,413,296     (21,288,458)
------------------------------------------------------------------------------------------
  Series II                                                        997,328              --
==========================================================================================
    Net increase (decrease) in net assets                       55,410,872     (21,288,458)
==========================================================================================

NET ASSETS:

  Beginning of year                                             73,863,711      95,152,169
==========================================================================================
  End of year                                                 $129,274,583    $ 73,863,711
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $129,274,278    $ 73,863,654
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities           305              57
==========================================================================================
                                                              $129,274,583    $ 73,863,711
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $761 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
       $598      December 31, 2003
   -------------------------------
        144      December 31, 2005
   -------------------------------
         19      December 31, 2006
   ===============================
       $761
   _______________________________
   ===============================

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $220,311 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $472 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1

                           AIM V.I. MONEY MARKET FUND

Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $82 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,040 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                       2001          2000
                                    ----------    ----------
Distributions paid from ordinary
  income                            $3,722,328    $4,287,916
============================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                       $ 49,455
------------------------------------------------------------
Capital loss carryforward                               (761)
------------------------------------------------------------
Unrealized appreciation (depreciation)               (43,470)
============================================================
                                                    $  5,224
____________________________________________________________
============================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of certain expenses and other deferrals.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                             2000
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                                              ------------    -------------    ------------    -------------
Sold:
  Series I                                                     155,024,398    $ 155,024,398      97,361,086    $  97,361,086
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     1,996,952        1,996,952              --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       3,721,914        3,721,914       4,287,916        4,287,916
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           414              414              --               --
============================================================================================================================
Reacquired:
  Series I                                                    (104,333,016)    (104,333,016)   (122,937,460)    (122,937,460)
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (1,000,038)      (1,000,038)             --               --
============================================================================================================================
                                                                55,410,624    $  55,410,624     (21,288,458)   $ (21,288,458)
____________________________________________________________________________________________________________________________
============================================================================================================================

* Series II shares commenced sales on December 16, 2001.

NOTE 6-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                    SERIES II
                                                              ----------------------
                                                                DECEMBER 16, 2001
                                                              (DATE SALES COMMENCED)
                                                                 TO DECEMBER 31,
                                                                       2001
                                                              ----------------------
Net asset value, beginning of period                                  $1.00
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.00
------------------------------------------------------------------------------------
Less distributions from net investment income                          0.00
====================================================================================
Net asset value, end of period                                        $1.00
____________________________________________________________________________________
====================================================================================
Total return(a)                                                        0.05%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $ 997
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                                0.89%(b)
____________________________________________________________________________________
====================================================================================
Ratio of net investment income to average net assets                   3.11%(b)
____________________________________________________________________________________
====================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $797,934.

                           AIM V.I. MONEY MARKET FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period December 16, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period December 16, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                           AIM V.I. MONEY MARKET FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)

Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                           AIM V.I. MONEY MARKET FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND               INVESTMENT ADVISOR                DISTRIBUTOR                        AUDITORS
11 Greenway Plaza                A I M Advisors, Inc.              A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                        11 Greenway Plaza                 11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046                Suite 100                         Suite 100                          Suite 800
                                 Houston, TX 77046                 Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND              COUNSEL TO THE TRUSTEES           TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                  Kramer, Levin, Naftalis           A I M Fund Services, Inc.          The Bank of New York
3000 K N.W., Suite 500           & Frankel LLP                     P.O. Box 4739                      90 Washington Street,
Washington, D.C. 20007           919 Third Avenue                  Houston, TX 77210-4739             11th Floor
                                 New York, NY 10022                                                   New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 0% is eligible for the dividends received deduction for corporations.

                           AIM V.I. MONEY MARKET FUND

                     AIM V.I. VALUE FUND - SERIES II SHARES

TOUGH YEAR FOR STOCKS ENDS WITH AN UPTURN


HOW DID THE FUND PERFORM SINCE INCEPTION?
AIM V.I. Value Fund Series II Shares were launched during a period of market volatility, economic weakness and geopolitical tension. Despite these conditions, Series II Shares performed well, returning 13.66% from inception on September 19, 2001 through December 31, 2001. Because the shares have been offered for less than a year, this return is cumulative total return that has not been annualized. Among the reasons the Series II Shares performed so strongly was renewed investor confidence that the economy, which struggled through a recession during 2001, would likely improve in 2002.

WHAT WERE MARKET CONDITIONS DURING 2001?
Stock markets struggled early in the year through a continuation of the worst downturn since 1973-74. Market declines were driven by weakness in the United States economy, which officially entered a recession in March 2001. But the worst was yet to come as terrorists brought down the World Trade Center towers on September 11. U.S. stock markets closed for the remainder of the week following the attacks. When they reopened, stocks suffered one of the sharpest declines on record. Prices stabilized and began to move higher before year-end as optimism grew for a resumption of economic growth in 2002.
    Against the backdrop of a slowing economy, the Federal Reserve Board lowered short-term interest rates 11 times during the year. These interest rate reductions began early in 2001 and continued throughout the year. At year-end, the overnight fed funds rate was 1.75%, the lowest in 40 years.

HOW DID 2001 TREAT MANAGERS USING YOUR STYLE?
In just the last three years, we have seen the most dramatic variations ever witnessed for different styles of fund management. In 1999, growth managers outperformed value managers by the largest margin in history. In 2001 this completely reversed, and the year was the best ever for value managers relative to growth managers.
    For managers of growth-at-a-reasonable price mutual funds - like the AIM V.I. Value Fund - 2001 was a trying year. Managers of the fund use both growth and value disciplines to select securities, and seek to succeed in any market environment. Large-capitalization stocks did lag in comparison with smaller stocks during the year, making the task more difficult for managers.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
We continued to emphasize long-term capital growth by investing in stocks of undervalued companies with the potential for growth. We seek companies with good valuations and positive fundamental momentum. We were able to find companies that met the fund's criteria, despite the market's vacillation in their reactions to the nation's economic currents. We maintained an even-handed approach and attempted to take advantage of opportunities created by the high volatility.

FUND AT A GLANCE

AIM V.I. Value Fund is for shareholders who seek long-term growth of capital by investing in stocks of companies that are undervalued relative to the stock market as a whole.
o   Follows AIM's GARP (growth at a reasonable price) investment discipline
o   Emphasizes long-term growth by investing in large companies
o   Seeks investments with good valuations and positive fundamental momentum

PORTFOLIO COMPOSITION
As of 12/31/01, based on total net assets

==============================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------
 1.  First Data Corp.                           4.3%             1.  Diversified Financial Services    12.2%

 2.  Cox Communications, Inc. - Class A         3.8              2.  Pharmaceuticals                    8.4

 3.  American International Group, Inc.         3.7              3.  Broadcasting & Cable TV            6.1

 4.  Target Corp.                               3.6              4.  Data Processing Services           5.8

 5.  General Electric Co.                       3.3              5.  Industrial Conglomerates           5.6

 6.  Citigroup Inc.                             3.2              6.  Integrated Oil & Gas               5.5

 7.  Omnicom Group Inc.                         3.0              7.  Multi-Line Insurance               4.5

 8.  Pfizer Inc.                                2.9              8.  General Merchandise Stores         3.6

 9.  Microsoft Corp.                            2.7              9.  Systems Software                   3.3

10.  UnitedHealth Group Inc.                    2.6             10.  Managed Health Care                3.1

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.

==============================================================================================================

                     AIM V.I. VALUE FUND - SERIES II SHARES

As we exited 2001, it appeared that economic growth may be poised to resume. Lower interest rates, a boom in mortgage refinancing, and lower energy costs are expected to contribute to economic growth during 2002. We have been watching for emerging signs of earnings growth that would be driven by a rebounding economy.

CAN YOU DISCUSS SOME OF THE FUND'S HOLDINGS?
FIRST DATA - First Data began the year at below the market's price-to-earnings multiple. The firm is the U.S.'s largest processor of credit card transactions, providing reporting and billing services to financial institutions, oil companies and retailers.
UNITEDHEALTH GROUP - UnitedHealth Group earnings estimates rose every quarter during 2001. It is an above average grower selling at below the market's price-to-earnings multiple. UnitedHealth Group is a national leader in forming and operating markets for the exchange of health and well-being services.
FANNIE MAE - Fannie Mae has shown double-digit earnings growth in every year since 1987. This exceptionally consistent growth was available during 2001 at significantly below the market's price-to-earnings multiple. Fannie Mae buys and holds mortgages, and issues and sells guaranteed mortgage-backed securities ~to facilitate housing ownership for low ~to middle income Americans.

WHAT WERE CONDITIONS AT THE CLOSE OF THE FISCAL YEAR?
As the year ended, the economic outlook remained uncertain. Optimism about a resumption of economic growth was beginning to influence markets, and positive economic news was again appearing.
    The Gross Domestic Product's contraction in the third quarter at an annual rate of 1.3% (the worst in 10 years), plus a jump in unemployment seemed to mark the low point of the economic recession.
    For example, the Institute for Supply Management (ISM) reported the manufacturing sector expanded dramatically in December. The ISM Index rose nearly four points in December after 17 consecutive months of contraction. U.S. consumer confidence rose to 93.7 points, up from 84.9 points in November. U.S. new home sales were up 6.4% in November. Sales of resale homes also increased.

FUND NAME TO CHANGE

AIM V. I. Value Fund will change its name to AIM V.I. Premier Equity Fund effective May 1, 2002. This change will not affect the fund's investment objective.

The performance figures shown here, which represent AIM V.I. Value Fund Series II Shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would lower the total return. The fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so fund shares (when redeemed) may be worth more or less than their original cost.
DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.03%

ADVERTISING-3.04%

Omnicom Group Inc.                                870,000   $   77,734,500
==========================================================================

APPLICATION SOFTWARE-1.40%

Amdocs Ltd. (United Kingdom)(a)                   574,100       19,502,177
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               408,500       16,421,700
==========================================================================
                                                                35,923,877
==========================================================================

BANKS-1.57%

Bank of New York Co., Inc. (The)                  984,100       40,151,280
==========================================================================

BROADCASTING & CABLE TV-6.11%

Comcast Corp.-Class A(a)                        1,640,300       59,050,800
--------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)             2,323,700       97,386,267
==========================================================================
                                                               156,437,067
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.44%

Best Buy Co., Inc.(a)                             494,200       36,808,016
==========================================================================

COMPUTER HARDWARE-2.10%

International Business Machines Corp.             444,200       53,730,432
==========================================================================

CONSUMER FINANCE-0.26%

Household International, Inc.                     115,000        6,663,100
==========================================================================

DATA PROCESSING SERVICES-5.77%

Automatic Data Processing, Inc.                   642,400       37,837,360
--------------------------------------------------------------------------
First Data Corp.                                1,401,100      109,916,295
==========================================================================
                                                               147,753,655
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-12.15%

American Express Co.                              375,000       13,383,750
--------------------------------------------------------------------------
Citigroup Inc.                                  1,606,100       81,075,928
--------------------------------------------------------------------------
Fannie Mae                                        609,700       48,471,150
--------------------------------------------------------------------------
Freddie Mac                                       991,000       64,811,400
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         1,366,900       49,686,815
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  956,800       53,523,392
==========================================================================
                                                               310,952,435
==========================================================================

DRUG RETAIL-1.26%

Walgreen Co.                                      956,800       32,205,888
==========================================================================

ELECTRIC UTILITIES-1.33%

Duke Energy Corp.                                 644,400       25,299,144
--------------------------------------------------------------------------
Mirant Corp.(a)                                   546,800        8,759,736
==========================================================================
                                                                34,058,880
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.82%

Celestica Inc. (Canada)(a)                      1,150,400       46,464,656
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

ENVIRONMENTAL SERVICES-0.55%

Waste Management, Inc.                            444,200   $   14,174,422
==========================================================================

FOOD RETAIL-2.33%

Kroger Co. (The)(a)                             1,011,500       21,110,005
--------------------------------------------------------------------------
Safeway Inc.(a)                                   922,600       38,518,550
==========================================================================
                                                                59,628,555
==========================================================================

FOOTWEAR-0.63%

NIKE, Inc.-Class B                                285,000       16,028,400
==========================================================================

GENERAL MERCHANDISE STORES-3.60%

Target Corp.                                    2,241,200       92,001,260
==========================================================================

HEALTH CARE EQUIPMENT-1.58%

Baxter International Inc.                         751,800       40,319,034
==========================================================================

HEALTH CARE FACILITIES-1.94%

HCA Inc.                                        1,285,900       49,558,586
==========================================================================

HOUSEHOLD PRODUCTS-0.96%

Kimberly-Clark Corp.                              410,100       24,523,980
==========================================================================

INDUSTRIAL CONGLOMERATES-5.60%

General Electric Co.                            2,118,700       84,917,496
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 993,000       58,487,700
==========================================================================
                                                               143,405,196
==========================================================================

INTEGRATED OIL & GAS-5.48%

BP Amoco PLC-ADR (United Kingdom)               1,230,200       57,216,602
--------------------------------------------------------------------------
ChevronTexaco Corp.                               372,500       33,379,725
--------------------------------------------------------------------------
Exxon Mobil Corp.                               1,264,400       49,690,920
==========================================================================
                                                               140,287,247
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.68%

AT&T Corp.                                        697,000       12,643,580
--------------------------------------------------------------------------
Qwest Communications International Inc.           330,000        4,662,900
==========================================================================
                                                                17,306,480
==========================================================================

INTERNET SOFTWARE & SERVICES-0.39%

Check Point Software Technology Ltd.
  (Israel)(a)                                     249,200        9,940,588
==========================================================================

MANAGED HEALTH CARE-3.10%

CIGNA Corp.                                       150,000       13,897,500
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           922,600       65,292,402
==========================================================================
                                                                79,189,902
==========================================================================

MOVIES & ENTERTAINMENT-2.27%

AOL Time Warner Inc.(a)                         1,811,100       58,136,310
==========================================================================

                              AIM V.I. VALUE FUND

                                                                MARKET
                                                 SHARES         VALUE

MULTI-LINE INSURANCE-4.50%

American International Group, Inc.              1,196,000   $   94,962,400
--------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     319,400       20,067,902
==========================================================================
                                                               115,030,302
==========================================================================

MULTI-UTILITIES-1.48%

Dynegy Inc.-Class A                               443,900       11,319,450
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,042,200       26,596,944
==========================================================================
                                                                37,916,394
==========================================================================

NETWORKING EQUIPMENT-0.69%

Cisco Systems, Inc.()(a)                          972,900       17,619,219
==========================================================================

OIL & GAS DRILLING-0.53%

Transocean Sedco Forex Inc.                       400,000       13,528,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.66%

Baker Hughes Inc.                                 465,000       16,958,550
==========================================================================

PHARMACEUTICALS-8.38%

Abbott Laboratories                               510,000       28,432,500
--------------------------------------------------------------------------
Allergan, Inc.                                     90,000        6,754,500
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          760,000       38,760,000
--------------------------------------------------------------------------
Johnson & Johnson                                 833,800       49,277,580
--------------------------------------------------------------------------
Pfizer Inc.                                     1,879,500       74,898,075
--------------------------------------------------------------------------
Schering-Plough Corp.                             458,000       16,400,980
==========================================================================
                                                               214,523,635
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.59%

Applied Materials, Inc.(a)                        285,200       11,436,520
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 125,000        3,767,500
==========================================================================
                                                                15,204,020
==========================================================================

SEMICONDUCTORS-1.84%

Analog Devices, Inc.(a)                         1,060,900       47,093,351
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

SOFT DRINKS-1.28%

PepsiCo, Inc.                                     669,800   $   32,612,562
==========================================================================

SYSTEMS SOFTWARE-3.29%

Microsoft Corp.(a)                              1,025,000       67,926,750
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,172,500       16,192,225
==========================================================================
                                                                84,118,975
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.82%

Nokia Oyj-ADR (Finland)                           858,300       21,054,099
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.61%

Nextel Communications, Inc.-Class A(a)          2,140,000       23,454,400
--------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     1,776,900       43,374,129
==========================================================================
                                                                66,828,529
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,303,131,207)                        2,405,871,382
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.35%
  1.73%, 03/21/02 (Cost $8,967,807)(b)         $9,000,000(c)      8,969,670
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-7.34%

STIC Liquid Assets Portfolio(d)                93,935,313       93,935,313
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        93,935,313       93,935,313
==========================================================================
    Total Money Market Funds (Cost
      $187,870,626)                                            187,870,626
==========================================================================
TOTAL INVESTMENTS-101.72% (Cost
  $2,499,969,640)                                            2,602,711,678
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.72%)                          (43,905,025)
==========================================================================
NET ASSETS-100.00%                                          $2,558,806,653
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the rate of discount at issue.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $2,499,969,640)                              $2,602,711,678
-------------------------------------------------------------
Receivables for:
  Investments sold                                    720,093
-------------------------------------------------------------
  Fund shares sold                                  2,297,786
-------------------------------------------------------------
  Dividends                                         1,828,655
-------------------------------------------------------------
  Foreign currency contracts outstanding               17,440
-------------------------------------------------------------
Investment for deferred compensation plan              63,944
-------------------------------------------------------------
Other assets                                              187
=============================================================
    Total assets                                2,607,639,783
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            41,944,360
-------------------------------------------------------------
  Fund shares reacquired                            4,821,908
-------------------------------------------------------------
  Deferred compensation plan                           63,944
-------------------------------------------------------------
  Variation margin                                    258,268
-------------------------------------------------------------
Accrued administrative services fees                1,565,300
-------------------------------------------------------------
Accrued distribution fees                                 117
-------------------------------------------------------------
Accrued trustees' fees                                    440
-------------------------------------------------------------
Accrued transfer agent fees                             7,399
-------------------------------------------------------------
Accrued operating expenses                            171,394
=============================================================
    Total liabilities                              48,833,130
=============================================================
Net assets applicable to shares outstanding    $2,558,806,653
=============================================================

NET ASSETS:

Series I                                       $2,558,119,515
_____________________________________________________________
=============================================================
Series II                                      $      687,138
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          109,548,724
_____________________________________________________________
=============================================================
Series II                                              29,440
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        23.35
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        23.34
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $128,764)                                    $  17,924,467
------------------------------------------------------------
Dividends from affiliated money market funds       9,982,514
------------------------------------------------------------
Interest                                             319,732
============================================================
    Total investment income                       28,226,713
============================================================

EXPENSES:

Advisory fees                                     15,665,367
------------------------------------------------------------
Administrative services fees                       5,752,971
------------------------------------------------------------
Custodian fees                                       213,382
------------------------------------------------------------
Distribution fees -- Series II                           117
------------------------------------------------------------
Transfer agent fees                                   63,068
------------------------------------------------------------
Trustees' fees                                        18,507
------------------------------------------------------------
Other                                                306,432
============================================================
    Total expenses                                22,019,844
============================================================
Less: Fees waived                                    (17,692)
============================================================
    Net expenses                                  22,002,152
============================================================
Net investment income                              6,224,561
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (254,189,659)
------------------------------------------------------------
  Foreign currency contracts                         705,530
------------------------------------------------------------
  Futures contracts                              (24,208,856)
------------------------------------------------------------
  Option contracts written                         4,912,831
============================================================
                                                (272,780,154)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (97,356,567)
------------------------------------------------------------
  Foreign currencies                                     423
------------------------------------------------------------
  Foreign currency contracts                       3,293,152
------------------------------------------------------------
  Futures contracts                                1,690,371
------------------------------------------------------------
  Option contracts written                        (4,954,658)
============================================================
                                                 (97,327,279)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                     (370,107,433)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(363,882,872)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    6,224,561    $    3,325,675
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (272,780,154)       33,091,357
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (97,327,279)     (491,353,794)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (363,882,872)     (454,936,762)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (3,348,106)       (3,445,134)
----------------------------------------------------------------------------------------------
  Series II                                                             (548)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                       (50,823,827)     (120,019,734)
----------------------------------------------------------------------------------------------
  Series II                                                           (8,314)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       230,022,815       941,195,640
----------------------------------------------------------------------------------------------
  Series II                                                          686,924                --
==============================================================================================
    Net increase (decrease) in net assets                       (187,353,928)      362,794,010
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,746,160,581     2,383,366,571
==============================================================================================
  End of year                                                 $2,558,806,653    $2,746,160,581
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,752,433,720    $2,521,723,981
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              6,134,226         3,258,277
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (303,043,113)       20,569,224
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               103,281,820       200,609,099
==============================================================================================
                                                              $2,558,806,653    $2,746,160,581
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $42 and undistributed net realized gains decreased by $42 as a result of reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $250,136,976 as of December 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $28,261,440 which will be recognized in the following tax year.

                              AIM V.I. VALUE FUND

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at December 31, 2001 were as follows:

                                  CONTRACT TO                          UNREALIZED
   SETTLEMENT              -------------------------                  APPRECIATION
   DATE         CURRENCY     DELIVER       RECEIVE        VALUE      (DEPRECIATION)
   ----------   --------   -----------   -----------   -----------   --------------
   02/28/02       CAD       59,385,000   $37,435,721   $37,297,641     $ 138,080
   02/28/02       EUR       19,390,000    17,130,488    17,251,128      (120,640)
                                         -----------   -----------     ---------
                                         $54,566,209   $54,548,769     $  17,440
                                         ===========   ===========     =========

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the expenses to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $17,692.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $5,752,971 of which AIM retained $235,436 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $7,306 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $117 as compensation under the Plan.

                              AIM V.I. VALUE FUND

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $9,578 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,224,066,958 and $942,307,511, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 303,835,390
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (225,198,267)
=========================================================
Net unrealized appreciation of investment
  securities                                $  78,637,123
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
$2,524,074,555.


NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                   2001            2000
                                -----------    ------------
Distributions paid from:
  Ordinary income               $ 3,348,613    $ 35,428,884
-----------------------------------------------------------
  Long-term capital gain         50,832,182      88,035,984
===========================================================
                                $54,180,795    $123,464,868
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $   6,231,010
---------------------------------------------------------
Capital loss carryforward                    (250,136,977)
---------------------------------------------------------
Unrealized appreciation                        50,278,900
=========================================================
                                            $(193,627,067)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-FUTURES CONTRACTS

On December 31, 2001, $2,486,392 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                 NO. OF        MONTH/        MARKET       UNREALIZED
CONTRACT        CONTRACTS    COMMITMENT       VALUE      APPRECIATION
--------        ---------   ------------   -----------   ------------
S&P 500 Index      100      Mar. 02/Long   $28,730,000     $522,343
_____________________________________________________________________
=====================================================================


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                   8,659      $ 7,644,639
----------------------------------------------------------
Closed                             (1,700)      (1,056,956)
----------------------------------------------------------
Exercised                          (3,120)      (2,600,636)
----------------------------------------------------------
Expired                            (3,839)      (3,987,047)
==========================================================
End of year                            --      $        --
__________________________________________________________
==========================================================

                              AIM V.I. VALUE FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    ----------    --------------
Sold:
  Series I                                                     25,530,747    $ 638,287,847    34,419,619    $1,119,217,487
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       30,153          703,791            --
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      2,393,801       54,171,933     4,458,825       123,464,868
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                          392            8,862            --                --
==========================================================================================================================
Reacquired:
  Series I                                                    (18,964,766)    (462,436,965)   (9,435,305)     (301,486,715)
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       (1,105)         (25,729)           --                --
==========================================================================================================================
                                                                8,989,222    $ 230,709,739    29,443,139    $  941,195,640
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                           SERIES II
                                                                                                     ----------------------
                                                                                                       SEPTEMBER 19, 2001
                                                                                                     (DATE SALES COMMENCED)
                                                                                                        TO DECEMBER 31,
                                                                                                            2001(a)
                                                                                                     ----------------------
Net asset value, beginning of period                                                                         $21.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net gains on securities (both realized and
    unrealized)                                                                                                2.85
===========================================================================================================================
Less distributions:
  Dividends from net investment income                                                                        (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                                                       (0.48)
===========================================================================================================================
    Total distributions                                                                                       (0.51)
===========================================================================================================================
Net asset value, end of period                                                                               $23.34
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                                                               13.66%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                     $  687
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                                                                        1.10%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment loss to average net
  assets                                                                                                      (0.01)%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                                                                          40%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $166,362.

                              AIM V.I. VALUE FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                              AIM V.I. VALUE FUND

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946   1993     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)

Bruce L. Crockett - 1944   1993     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)

Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies

Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.

Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)

Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)


Prema Mathai-Davis - 1950  1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Trustee

Lewis F. Pennock - 1942    1993     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee

Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                              AIM V.I. VALUE FUND

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND   TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH     AND/OR                                                                HELD BY TRUSTEE
THE TRUST                 OFFICER
                          SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947        1993     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)

Carol F. Relihan - 1954    1993     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.

Robert G. Alley - 1948     1993     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955      1993     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.

Melville B. Cox - 1943     1993     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc; and
                                    Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960   1993     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.

Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.

Dana R. Sutton - 1959      1993     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND               INVESTMENT ADVISOR               DISTRIBUTOR                        AUDITORS
11 Greenway Plaza                A I M Advisors, Inc.             A I M Distributors, Inc.           Tait, Weller & Baker
Suite 100                        11 Greenway Plaza                11 Greenway Plaza                  8 Penn Center Plaza
Houston, TX 77046                Suite 100                        Suite 100                          Suite 800
                                 Houston, TX 77046                Houston, TX 77046                  Philadelphia, PA 19103

COUNSEL TO THE FUND              COUNSEL TO THE TRUSTEES          TRANSFER AGENT                     CUSTODIAN
Foley & Lardner                  Kramer, Levin, Naftalis          A I M Fund Services, Inc.          State Street Bank and
3000 K N.W., Suite 500           & Frankel LLP                    P.O. Box 4739                      Trust Company
Washington, D.C. 20007           919 Third Avenue                 Houston, TX 77210-4739             225 Franklin Street
                                 New York, NY 10022                                                  Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2001, 100% is eligible for the dividends received deduction for corporations. The Fund distributed capital gains of $50,832,182 for the Fund's tax year ended December 31, 2001, which will be taxed as long term.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.34% was derived from U.S. Treasury
Obligations.

                              AIM V.I. VALUE FUND


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